AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2001.



                                                      REGISTRATION NO. 333-94539
                                                                       811-09779



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [   ]
                        PRE-EFFECTIVE AMENDMENT NO. ___                    [   ]



                       POST-EFFECTIVE AMENDMENT NO. 2                      [ x ]


                                       and



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [   ]
                                 AMENDMENT NO. 7                           [ x ]




                              JPF VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                           (EXACT NAME OF REGISTRANT)


                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

                               (NAME OF DEPOSITOR)



             100 N. Greene Street, Greensboro, North Carolina 27401


              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)



                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (336) 691-3000





NAME AND ADDRESS OF
AGENT FOR SERVICE:                      COPY TO:

Shari J. Lease, Esquire                 Joan E. Boros, Esquire
Jefferson Pilot Financial Life          Jorden Burt Boros Cicchetti Berenson &
Insurance Company                         Johnson LLP
One Granite Place                       1025 Thomas Jefferson Street, N.W.
Concord, NH  03301                      Suite 400 East
                                        Washington, DC  20007-0805


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ] On (date) pursuant to paragraph (a) (1) of Rule 485




IF APPROPRIATE CHECK THE FOLLOWING BOX:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed

       Post-Effective Amendment


APPROXIMATE DATE OF PROPOSED OFFERING:
       As soon as practicable after effectiveness of the Registration Statement

TITLE OF SECURITIES BEING REGISTERED:
       Variable Portion of Contracts issued by the Separate Account

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                            Prospectus: May 1, 2001



                       The Pilot Classic Variable Annuity
                                   Issued by
                  JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                               In connection with
                     JPF Variable Annuity Separate Account
 One Granite Place, Concord, NH 03301  Telephone No.: 1-800-258-3648, Ext. 5394
--------------------------------------------------------------------------------

This Prospectus describes the Pilot Classic Variable Annuity (the "Policy"), an individual flexible premium deferred variable annuity offered by Jefferson Pilot Financial Insurance Company ("we", "our" or the "Company"). The Policy is designed to help you plan for retirement or other long-term purposes. You may purchase it on either a tax qualified or non-tax qualified basis.


Because this is a flexible premium annuity policy, you may pay multiple premiums. We allocate your premiums among the Variable Sub-accounts of the JPF Variable Annuity Separate Account and the Interest Rate Guarantee Periods of the Guaranteed Interest Account in the proportions that you choose. Each Variable Sub-account invests exclusively in shares of one of the following
Portfolios:


JPVF Growth Portfolio
JPVF Emerging Growth Portfolio
JPVF Mid-Cap Growth Portfolio
JPVF Capital Growth Portfolio
JPVF Small Company Portfolio
JPVF Mid-Cap Value Portfolio
JPVF S&P 500 Index Portfolio
JPVF Small-Cap Value Portfolio
JPVF Value Portfolio
JPVF International Equity Portfolio
JPVF World Growth Stock Portfolio
JPVF Balanced Portfolio
JPVF High Yield Bond Portfolio
JPVF Money Market Portfolio
American Century VP International Fund
Ayco Large Cap Growth Fund I
Fidelity VIP Growth Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP II Contrafund[RegTM] Portfolio
MFS[RegTM] Research Series
MFS[RegTM] Utilities Series
PIMCO Total Return Bond Portfolio

We will continue to allocate your premium payments to the Variable Sub-accounts that invest in the Oppenheimer Capital Appreciation Fund/VA, the Oppenheimer Bond Fund/VA and the Oppenheimer Strategic Bond Fund/VA if you provided us with written allocation instructions dated prior to May 1, 2001 directing us to do so.


We may make available other allocation options in the future. Not all Variable Sub-accounts or Interest Rate Guarantee Periods may be available in all states.



Your Accumulation Value will vary up or down depending on the investment performance of the Variable Sub-accounts to which you have allocated your premium payments. We do not guarantee any minimum Accumulation Value for amounts allocated to the Variable Sub-accounts. Amounts which you allocate to the Guaranteed Interest Account will earn a specified interest rate. A Market Value Adjustment ("MVA") could increase or decrease the value of amounts withdrawn, transferred, or annuitized from the Guaranteed Interest Account.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


This Prospectus sets forth the information you should know about the Policy. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information dated May 1, 2001 with the Securities and Exchange Commission ("SEC"). The information in the Statement of Additional Information is incorporated by reference in this Prospectus. You can obtain a free copy by writing us or calling us at the address or telephone number given above or checking the appropriate box on the application at time of purchase. The Table of Contents of the Statement of Additional Information appears at page 44 of this Prospectus.


THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE PORTFOLIOS LISTED ABOVE. PLEASE READ THIS PROSPECTUS AND THE PROSPECTUSES FOR THE PORTFOLIOS CAREFULLY AND RETAIN THEM FOR YOUR FUTURE REFERENCE.

Policies and shares of the Portfolios are not deposits or obligations of or guaranteed by any bank. They are not federally insured by the FDIC or any other government agency. Investing in the Policies involves certain investment risks, including possible loss of principal invested.

THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE JPF VARIABLE ANNUITY SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SEC CAN BE FOUND IN THE SEC'S WEB SITE AT

http://www.sec.gov OR MAY BE OBTAINED FROM THE SEC'S PUBLIC REFERENCE ROOM BY CALLING 202-942-8090.

table of contents
--------------------------------------------------------------------------------


                                                          Page
                                                          ----
DEFINITIONS .......................................         4
FEE TABLES ........................................         6
 Owner Transaction Expenses .......................         6
 Separate Account Annual Expenses .................         6
 Portfolio Company Annual Expenses ................         7
 Examples .........................................         8
SUMMARY INFORMATION ABOUT YOUR
 POLICY ...........................................        10
CONDENSED FINANCIAL INFORMATION ...................        14
ALLOCATION OPTIONS ................................        15
 Separate Account Investments .....................        15
 Mixed and Shared Funding: Conflicts of
  Interest ........................................        18
 The Guaranteed Interest Account ..................        18
 Market Value Adjustment ..........................        19
THE PILOT CLASSIC VARIABLE ANNUITY
 POLICY ...........................................        20
 Application and Issuance of Policies .............        20
 Free Look Period .................................        20
 Premium Payments .................................        20
  Initial Premium Payment .........................        21
  Additional Premium Payments .....................        21
  Allocation of Premium Payments ..................        21
 Accumulation Value ...............................        21
  Separate Account Accumulation Unit
   Value ..........................................        22
  Minimum Accumulation Value ......................        22
 Transfers ........................................        22
  Telephone Transfers and Reallocations ...........        23
 Automated Transfers (Dollar Cost
  Averaging and Automatic Rebalancing) ............        23
DISTRIBUTIONS UNDER THE POLICY ....................        24
 Withdrawals ......................................        24
 Systematic Withdrawal Plan .......................        26
 Annuity Payments .................................        26
  Maturity Date ...................................        26
  Election of Payment Option ......................        26
 Payment Options ..................................        26
 Death Benefit ....................................        28
  Death of Owner Prior to Maturity Date                    28
  IRS Required Distribution .......................        29
  Spousal Continuation of Policy ..................        29
  Death of Annuitant Prior to Maturity
   Date ...........................................        29
  Death of Annuitant on or After
   Maturity Date ..................................        29
  Death of Owner on or After Maturity
   Date ...........................................        29
  Payment of Death Benefit to
   Beneficiary ....................................        29
 Payment Not Honored by Bank ......................        29
 Beneficiary ......................................        30
 Restrictions Under Qualified Policies ............        30



                                                          Page
                                                          ----
 Restrictions Under Section 403(b) Plans ..........        30
CHARGES AND DEDUCTIONS ............................        30
 Withdrawal Charge ................................        30
 Mortality and Expense Risk Charge ................        31
 Administrative Expense Charge ....................        31
 Annual Administrative Fee ........................        31
 Optional Enhanced Death Benefit
  Charges .........................................        32
 Optional Extended Care Confinement &
  Terminal Illness Rider Charge ...................        32
 Transfer Charge ..................................        32
 Premium Taxes ....................................        32
 Federal, State and Local Taxes ...................        32
 Other Expenses Including Investment
  Advisory Fees ...................................        32
 Reduction in Charges for Certain Groups                   32
CERTAIN FEDERAL INCOME TAX
 CONSEQUENCES .....................................        32
 Taxation of Annuities ............................        34
  In General ......................................        34
  Possible Changes in Taxation ....................        34
  Withdrawals from Qualified Policies .............        34
  Withdrawals from Non-Qualified
   Policies .......................................        34
  Annuity Payments ................................        34
  Penalty Tax .....................................        35
  Death Benefit Proceeds ..........................        35
  Gifts and Other Transfers or Exchanges
   of the Policy ..................................        35
  Multiple Policies ...............................        35
  Withholding .....................................        35
  Other Tax Consequences ..........................        36
  Qualified Plans .................................        36
  Qualified Pension and Profit Sharing
   Plans ..........................................        36
  Individual Retirement Annuities .................        36
  Tax-Sheltered Annuities .........................        36
  Section 457 Deferred Compensation
   ("Section 457") Plans ..........................        37
JEFFERSON PILOT FINANCIAL INSURANCE
 COMPANY ..........................................        37
 The Separate Account .............................        38
DISTRIBUTOR OF THE POLICIES .......................        38
VOTING RIGHTS .....................................        38
LOANS .............................................        39
ADDITIONAL INFORMATION ABOUT THE
 SEPARATE ACCOUNT .................................        40
 Addition, Deletion, or Substitution of
  Investments .....................................        40
 Performance Data .................................        40
 Company Ratings ..................................        42
GENERAL POLICY PROVISIONS .........................        42
LEGAL PROCEEDINGS .................................        43

                                         Page
                                         -----
AVAILABLE INFORMATION ..................  43
STATEMENT OF ADDITIONAL
 INFORMATION TABLE OF CONTENTS .........  44
APPENDIX I--WITHDRAWAL CHARGE
 CALCULATION ...........................  I-1



                                         Page
                                         ----
APPENDIX II--MARKET VALUE
 ADJUSTMENT CALCULATION AND
 EXAMPLES ..............................  II-1
APPENDIX III--CONDENSED FINANCIAL         III-1
 INFORMATION ...........................


--------------------------------------------------------------------------------
 This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon.
--------------------------------------------------------------------------------
definitions
--------------------------------------------------------------------------------

Accumulation Unit--A unit of measure which we use to calculate Separate Account Value during the Pay-in Period.

Accumulation Value--The value of all of the Accumulation Units held under your Policy in the Separate Account plus the value of all amounts held under your Policy in the Guaranteed Interest Account.

Annuitant--The natural person upon whose life the Annuity Payments are based. You will be the Annuitant unless you name someone else to be the Annuitant in the application. The Annuitant cannot be changed unless the Annuitant named in the application dies.

Annuity Payments--The payments we make to the Payee beginning on the Maturity Date. The amount of the Annuity Payments will be based on the Accumulation Value and the age and sex of the Annuitant on the Maturity Date, and the payment option and payment frequency that you select.

Annuity Unit--A unit of measure we use to calculate the amount of each variable annuity payment.

Beneficiary--The persons or entities you designate to receive the Death Benefit under your Policy.


Code--The Internal Revenue Code of 1986, as amended.


Death Benefit--The amount payable upon the death of the Owner during the Pay-in Period.

Due Proof of Death--Information required by the Company to process a claim for a Death Benefit, including a death certificate and a death claim form acceptable to the Company.

Guaranteed Interest Account--An allocation option available under the Policy that provides a Guaranteed Interest Rate for a specified Interest Rate Guarantee Period. This rate will never be less than 3.00% per year. We guarantee the Guaranteed Interest Account, and it is not part of the Separate Account.

Guaranteed Interest Account Value--The portion of your Accumulation Value held in the Guaranteed Interest Account.

Guaranteed Interest Rate--The applicable effective annual interest rate we will credit the Guaranteed Interest Account Value during each Interest Rate Guarantee Period. The rate is guaranteed to be at least 3.00% per year.


Interest Rate Guarantee Period--A specified period which begins on the date that a premium payment is allocated to (or a portion of Accumulation Value is transferred to) the Guaranteed Interest Account to accumulate at a Guaranteed Interest Rate. Currently we offer one-year, three-year, and five-year Interest Rate Guarantee Periods as well as DCA six-month and DCA one-year Interest Rate Guarantee Periods if you participate in our dollar cost averaging program.


Investment Option--Each Variable Sub-account of the Separate Account.


Issue Age--The age of the Owner on the Policy Date.


Market Value Adjustment ("MVA")--A positive or negative adjustment applied to the Guaranteed Interest Account Value in the event of a premature Full Withdrawal, Partial Withdrawal, transfer or annuitization that is requested prior to the end of a 3-year or 5-year Interest Rate Guarantee Period. The MVA does not apply during the last 30 days of the Interest Rate Guarantee Period.


Maturity Date--The date on which we make the first Annuity Payment under your Policy. The Maturity Date is the first day of the Pay-out Period.


Owner (you, your)--The person or entity entitled to the ownership rights of the Policy. The Owner is the person in whose name the Policy is issued. It is the person or entity named in the application, unless otherwise changed. Joint Owners are permitted only if they are spouses unless we consent otherwise. You may change the Owner by sending us a signed request. Our consent is needed to change the Owner.

Payee--The person or entity you designate to receive Annuity Payments under your Policy.

Pay-in Period--The period during which you make payments to us. In the Policy the Pay-in Period is referred to as the Accumulation Period. The Pay-in Period is the period between the Policy Date and the Maturity Date.

Pay-out Period--The period during which we make payments to you. In the Policy the Pay-out Period is referred to as the Annuity Period. The Pay-out Period begins on the Maturity Date and ends with the last Annuity Payment.


Policy Date--The effective date of your Policy and the date from which we measure your Policy years, quarters, months and anniversaries.

Policy Year--The first Policy Year is the annual period which begins on the Policy Date. Subsequent Policy Years begin on each anniversary of the Policy Date.


Portfolios--The following Portfolios of Jefferson Pilot Variable Fund, Inc.:
Growth Portfolio, Emerging Growth Portfolio, Mid-Cap Growth Portfolio, Capital Growth Portfolio, Small Company Portfolio, Mid-Cap Value Portfolio, S&P 500 Index Portfolio, Small-Cap Value Portfolio, Value Portfolio, International Equity Portfolio, World Growth Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Money Market Portfolio; the American Century VP International Fund of the American Century Variable Portfolios, Inc.; the Ayco Large Cap Growth Fund I of the Ayco Series Trust; the Fidelity VIP Growth Portfolio and the Fidelity VIP Equity-Income Portfolio of the Variable Insurance Products Fund; the Fidelity VIP II Contrafund[RegTM] Portfolio of the Variable Insurance Products Fund II; the MFS[RegTM] Research Series and MFS[RegTM] Utilities Series of the MFS[RegTM] Variable Insurance Trust; the Oppenheimer Capital Appreciation Fund/VA, the Oppenheimer Strategic Bond Fund/VA and the Oppenheimer Bond Fund/VA of the Oppenheimer Variable Account Funds; and the PIMCO Total Return Bond Portfolio of the PIMCO Variable Insurance Trust.


Request--A request in a form satisfactory to us, which is received by our Variable Annuity Service Center.

Separate Account--The JPF Variable Annuity Separate Account, a separate account of Jefferson Pilot Financial Insurance Company, which consists of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets and all other separate account assets of the Company. The Separate Account is registered as a unit investment trust under the 1940 Act.

Separate Account Value--The portion of Accumulation Value held in the Separate Account. There is no guaranteed or minimum Separate Account Value.

Surrender Value--Proceeds payable upon a surrender of the Policy, equal to:

< the Accumulation Value
< plus or minus any applicable MVA
< minus any applicable Withdrawal Charge
< minus any applicable Annual Administrative Fee
< minus any premium tax payable by us and not previously deducted

Valuation Day--Any day on which the New York Stock Exchange is open for trading except when the Securities and Exchange Commission has determined that a state of emergency exists. In addition, the Company will be closed on the following local or regional business holidays which shall not constitute a Valuation Day:
Good Friday, the Friday following Thanksgiving and the day before and/or following Christmas Day.

Valuation Period--The period of time beginning at the close of business on the New York Stock Exchange on any Valuation Day and ending at the close of business on the next Valuation Day. A Valuation Period may be more than one day.

Variable Annuity Service Center--One Granite Place, P.O. Box 515, Concord, NH 03302-0515. Notices, Requests and premium payments under the Policy must be sent to our Variable Annuity Service Center.


Variable Sub-account--Separate Account assets are divided into Variable Sub-accounts. Assets of each Variable Sub-account will be invested in shares of a corresponding Portfolio.

fee tables
--------------------------------------------------------------------------------

Owner Transaction Expenses
  Sales Charge on Premium Payments ....................................... none
  Maximum Withdrawal Charge
   (as a % of premium payments withdrawn) (1) ............................    8%
  Annual Administrative Fee (2) .......................................... $ 35
  Transfer Fee ........................................................... No fee for first 12 transfers each year;
                                                                           $10 for each additional transfer
                                                                           (currently not assessed)
Separate Account Annual Expenses
  (effective annual rate as a percentage of average daily net assets)
   Mortality and Expense Risk Charge ..................................... 1.10%
   Administrative Expense Charge ......................................... 0.15%
                                                                           ----
   Total Separate Account Annual Expenses ................................ 1.25%
Optional Benefits
  Optional Enhanced Death Benefit Option 1 Charge ........................ 0.10%
  Optional Enhanced Death Benefit Option 2 Charge ........................ 0.15%
  Optional Extended Care Confinement & Terminal Illness Rider Charge ..... 0.05%
                                                                           ----
  Total Separate Account Annual Expenses With
   Maximum Optional Benefits Selected .................................... 1.45%

(1) The Withdrawal Charge is not applicable to premium payments withdrawn at least seven years after they are made, to the withdrawal of investment gains on premiums allocated to the Variable Sub-accounts, to the withdrawal of interest credited on premiums allocated to the Guaranteed Interest Account or to the first 10% of aggregate premium payments withdrawn during each Policy Year. (See "Free Withdrawal Amount.")
(2) This fee is waived if, on the last day of that Policy Year, your Accumulation Value is at least $50,000 or if 100% of your Accumulation Value is allocated to the Guaranteed Interest Account.

Portfolio Company Annual Expenses

(as a percentage of average net assets)



                                                                                              Total Portfolio
                                                         Management            Other              Annual
                                                            Fees              Expenses           Expenses
                                                       (After Expense      (After Expense     (After Expense
                                                      Reimbursements)     Reimbursements)     Reimbursements)
                                                     -----------------   -----------------   ----------------
JPVF Growth Portfolio ............................          0.75%               0.09%              0.84%
JPVF Emerging Growth Portfolio ...................          0.80%               0.08%              0.88%
JPVF Mid-Cap Growth Portfolio ....................          0.90%               0.14%(1)           1.04%
JPVF Capital Growth Portfolio ....................          0.97%               0.05%              1.02%
JPVF Small Company Portfolio .....................          0.75%               0.08%              0.83%
JPVF Mid-Cap Value Portfolio .....................          1.05%               0.14%(1)           1.19%
JPVF S&P 500 Index Portfolio .....................          0.24%               0.04%              0.28%(2)
JPVF Small-Cap Value Portfolio ...................          1.30%               0.14%(1)           1.44%
JPVF Value Portfolio .............................          0.75%               0.06%              0.81%
JPVF International Equity Portfolio ..............          1.00%               0.15%              1.15%
JPVF World Growth Stock Portfolio ................          0.75%               0.10%              0.85%
JPVF Balanced Portfolio ..........................          0.75%               0.09%              0.84%
JPVF High Yield Bond Portfolio ...................          0.75%               0.42%              1.17%
JPVF Money Market Portfolio ......................          0.50%               0.07%              0.57%
American Century VP International Fund ...........          1.23%               0.00%              1.23%
Ayco Large Cap Growth Fund I .....................          0.80%               0.20%              1.00%
Fidelity VIP Growth Portfolio ....................          0.57%               0.08%              0.65%(3)
Fidelity VIP Equity-Income Portfolio .............          0.48%               0.08%              0.56%(3)
Fidelity VIP II Contrafund[RegTM] Portfolio ......          0.57%               0.09%              0.66%(3)
MFS[RegTM] Research Series .......................          0.75%               0.10%              0.85%
MFS[RegTM] Utilities Series ......................          0.75%               0.15%              0.90%
Oppenheimer Capital Appreciation Fund/VA (4) .....          0.67%               0.00%              0.67%
Oppenheimer Strategic Bond Fund/VA (4) ...........          0.74%               0.05%              0.79%
Oppenheimer Bond Fund/VA (4) .....................          0.72%               0.04%              0.76%
PIMCO Total Return Bond Portfolio ................          0.40%               0.25%              0.65%



(1) "Other Expenses" are based on estimated amounts for the fiscal year ending December 31, 2001.
(2) The Portfolio's investment adviser has agreed to reimburse the Portfolio for total annual expenses above 0.28% of average net assets. Without such reimbursement, total annual expenses would have been 0.33%. The expense reimbursement plan is pursuant to a contract with the Portfolio's investment adviser which may be terminated by that investment adviser at any time after April 30, 2001 and terminates automatically on December 31, 2005.
(3) FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses. With these arrangements, the total annual expenses presented in the table were 0.64% for the VIP Growth Portfolio, 0.55% for the VIP Equity-Income Portfolio, and 0.63% for the VIP II Contrafund[RegTM] Portfolio.
(4) This Portfolio is only available if you purchased your Policy and gave us written instructions prior to May 1, 2001 to allocate premium payments to the Portfolio or transfer Accumulation Value to the Portfolio pursuant to our dollar cost averaging or automatic rebalancing programs.
Note: The Portfolio Company expense information was provided by the Portfolios and has not been independently verified by us. See the prospectuses or statements of additional information of the Portfolios for further details.

Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming the entire Accumulation Value is allocated to the applicable Variable Sub-account and assuming you have selected the optional benefits with the maximum charges:

1. If you surrender the Policy you would pay the following expenses:



                                                          1 Year     3 Years
                                                         --------   --------
Variable Sub-accounts:
JPVF Growth Portfolio ................................     $106       $153
JPVF Emerging Growth Portfolio .......................     $106       $154
JPVF Mid-Cap Growth Portfolio ........................     $108       $159
JPVF Capital Growth Portfolio ........................     $107       $158
JPVF Small Company Portfolio .........................     $105       $152
JPVF Mid-Cap Value Portfolio .........................     $109       $164
JPVF S&P 500 Index Portfolio (1) .....................     $100       $135
JPVF Small-Cap Value Portfolio .......................     $112       $171
JPVF Value Portfolio .................................     $105       $152
JPVF International Equity Portfolio ..................     $109       $162
JPVF World Growth Stock Portfolio ....................     $106       $153
JPVF Balanced Portfolio ..............................     $106       $153
JPVF High Yield Bond Portfolio .......................     $109       $163
JPVF Money Market Portfolio ..........................     $103       $144
American Century VP International Fund ...............     $109       $165
Ayco Large Cap Growth Fund I .........................     $107       $158
Fidelity VIP Growth Portfolio ........................     $104       $147
Fidelity VIP Equity-Income Portfolio .................     $103       $144
Fidelity VIP II Contrafund[RegTM] Portfolio ..........     $104       $147
MFS[RegTM] Research Series ...........................     $104       $147
MFS[RegTM] Utilities Series ..........................     $104       $148
Oppenheimer Capital Appreciation Fund/VA (2) .........     $102       $141
Oppenheimer Strategic Bond Fund/VA (2) ...............     $103       $145
Oppenheimer Bond Fund/VA (2) .........................     $103       $144
PIMCO Total Return Bond Portfolio ....................     $102       $140



2. If you annuitize or do not surrender the Policy, you would pay the following expenses:




                                                          1 Year     3 Years
                                                         --------   --------
Variable Sub-accounts:
JPVF Growth Portfolio ................................      $26       $ 83
JPVF Emerging Growth Portfolio .......................      $26       $ 84
JPVF Mid-Cap Growth Portfolio ........................      $28       $ 89
JPVF Capital Growth Portfolio ........................      $27       $ 88
JPVF Small Company Portfolio .........................      $25       $ 82
JPVF Mid-Cap Value Portfolio .........................      $29       $ 94
JPVF S&P 500 Index Portfolio (1) .....................      $20       $ 65
JPVF Small-Cap Value Portfolio .......................      $32       $101
JPVF Value Portfolio .................................      $25       $ 82
JPVF International Equity Portfolio ..................      $29       $ 92
JPVF World Growth Stock Portfolio ....................      $26       $ 83
JPVF Balanced Portfolio ..............................      $26       $ 83
JPVF High Yield Bond Portfolio .......................      $29       $ 93
JPVF Money Market Portfolio ..........................      $23       $ 74
American Century VP International Fund ...............      $29       $ 95
Ayco Large Cap Growth Fund I .........................      $27       $ 88
Fidelity VIP Growth Portfolio ........................      $24       $ 77
Fidelity VIP Equity-Income Portfolio .................      $23       $ 74
Fidelity VIP II Contrafund[RegTM] Portfolio ..........      $24       $ 77
MFS[RegTM] Research Series ...........................      $24       $ 77
MFS[RegTM] Utilities Series ..........................      $24       $ 78
Oppenheimer Capital Appreciation Fund/VA (2) .........      $22       $ 71
Oppenheimer Strategic Bond Fund/VA (2) ...............      $23       $ 75
Oppenheimer Bond Fund/VA (2) .........................      $23       $ 74
PIMCO Total Return Bond Portfolio ....................      $22       $ 70



(1) The examples in these tables assume that the expense reimbursement plan remains in effect for the time periods shown. The expense reimbursement plan is pursuant to a contract with the Portfolio's investment adviser which may be terminated by that investment adviser at any time after April 30, 2001 and terminates automatically on December 31, 2005.
(2) This Portfolio is only available if you purchased your Policy and gave us written instructions prior to May 1, 2001 to allocate premium payments to the Portfolio or transfer Accumulation Value to the Portfolio pursuant to our dollar cost averaging or automatic rebalancing programs.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming the entire Accumulation Value is allocated to the applicable Variable Sub-account and assuming you have not selected any of the optional benefits:
1. If you surrender the Policy you would pay the following expenses:


                                                          1 Year     3 Years
                                                         --------   --------
Variable Sub-accounts:
JPVF Growth Portfolio ................................     $103       $143
JPVF Emerging Growth Portfolio .......................     $103       $144
JPVF Mid-Cap Growth Portfolio ........................     $105       $149
JPVF Capital Growth Portfolio ........................     $104       $149
JPVF Small Company Portfolio .........................     $103       $143
JPVF Mid-Cap Value Portfolio .........................     $106       $154
JPVF S&P 500 Index Portfolio (1) .....................     $ 97       $125
JPVF Small-Cap Value Portfolio .......................     $109       $162
JPVF Value Portfolio .................................     $102       $142
JPVF International Equity Portfolio ..................     $106       $153
JPVF World Growth Stock Portfolio ....................     $103       $143
JPVF Balanced Portfolio ..............................     $103       $143
JPVF High Yield Bond Portfolio .......................     $106       $154
JPVF Money Market Portfolio ..........................     $100       $135
American Century VP International Fund ...............     $106       $155
Ayco Large Cap Growth Fund I .........................     $104       $148
Fidelity VIP Growth Portfolio ........................     $101       $137
Fidelity VIP Equity-Income Portfolio .................     $100       $134
Fidelity VIP II Contrafund[RegTM] Portfolio ..........     $101       $137
MFS[RegTM] Research Series ...........................     $104       $147
MFS[RegTM] Utilities Series ..........................     $104       $148
Oppenheimer Capital Appreciation Fund/VA (2) .........     $102       $141
Oppenheimer Strategic Bond Fund/VA (2) ...............     $103       $145
Oppenheimer Bond Fund/VA (2) .........................     $103       $144
PIMCO Total Return Bond Portfolio ....................     $102       $140


2. If you annuitize or do not surrender the Policy, you would pay the following expenses:



                                                          1 Year     3 Years
                                                         --------   --------
Variable Sub-accounts:
JPVF Growth Portfolio ................................      $23        $73
JPVF Emerging Growth Portfolio .......................      $23        $74
JPVF Mid-Cap Growth Portfolio ........................      $25        $79
JPVF Capital Growth Portfolio ........................      $24        $79
JPVF Small Company Portfolio .........................      $23        $73
JPVF Mid-Cap Value Portfolio .........................      $26        $84
JPVF S&P 500 Index Portfolio (1) .....................      $17        $55
JPVF Small-Cap Value Portfolio .......................      $29        $92
JPVF Value Portfolio .................................      $22        $72
JPVF International Equity Portfolio ..................      $26        $83
JPVF World Growth Stock Portfolio ....................      $23        $73
JPVF Balanced Portfolio ..............................      $23        $73
JPVF High Yield Bond Portfolio .......................      $26        $84
JPVF Money Market Portfolio ..........................      $20        $65
American Century VP International Fund ...............      $26        $85
Ayco Large Cap Growth Fund I .........................      $24        $78
Fidelity VIP Growth Portfolio ........................      $21        $67
Fidelity VIP Equity-Income Portfolio .................      $20        $64
Fidelity VIP II Contrafund[RegTM] Portfolio ..........      $21        $67
MFS[RegTM] Research Series ...........................      $24        $77
MFS[RegTM] Utilities Series ..........................      $24        $78
Oppenheimer Capital Appreciation Fund/VA (2) .........      $22        $71
Oppenheimer Strategic Bond Fund/VA (2) ...............      $23        $75
Oppenheimer Bond Fund/VA (2) .........................      $23        $74
PIMCO Total Return Bond Portfolio ....................      $22        $70


(1) The examples in these tables assume that the expense reimbursement plan remains in effect for the time periods shown. The expense reimbursement is pursuant to a contract with the Portfolio's investment adviser which plan may be terminated by that investment adviser at any time after April 30, 2001 and terminates automatically on December 31, 2005.

(2) This Portfolio is only available if you purchased your Policy and gave us written instructions prior to May 1, 2001 to allocate premium payments to the Portfolio or transfer Accumulation Value to the Portfolio pursuant to our dollar cost averaging or automatic rebalancing programs.


We have included the above table and examples to assist you in understanding the costs and expenses that you will bear directly or indirectly, by investing in the Separate Account. The table reflects expenses of the Separate Account as well as the Portfolios. However, the examples do not take into account any premium taxes you may pay. For additional information you should read "Charges and Deductions" in the Prospectus and the section on expenses in the Prospectus for each underlying Portfolio.

summary information about your policy
--------------------------------------------------------------------------------

The following summary describes some of the more important features of the Policy. The Policy is more fully described in the rest of the Prospectus. Please read the Prospectus carefully.


>THE POLICY

The Policy is a flexible premium deferred variable annuity policy. It is designed for tax-deferred retirement investing. It can be purchased on a non-qualified basis ("Non-Qualified Policy") or in connection with certain plans qualifying for favorable Federal income tax treatment ("Qualified Policy"). The Policy, like all deferred annuity policies, has two phases: the Pay-in Period and the Pay-out Period. During the Pay-in Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Pay-out Period begins when you (or your designated Payee) begin receiving payments from us under one of the payment options. The amount of money accumulated under your Policy during the Pay-in Period will be used to determine the amount of our payments to you during the Pay-out Period.


You may allocate your premium payments to any combination of the allocation options under the Policy. The allocation options currently available are the 25 Variable Sub-accounts of the Separate Account (three of these are only available to you if you purchased your Policy and gave us written allocation instructions prior to May 1, 2001), the three Interest Rate Guarantee Periods of the Guaranteed Interest Account and the two DCA Interest Rate Guarantee Periods of the Guaranteed Interest Account. These allocation options may not be available in all states.


Each Variable Sub-account will invest in a single investment portfolio (a "Portfolio") of a mutual fund. Because the Separate Account Value will increase or decrease depending on the investment experience of the Variable Sub-accounts to which you allocate your premiums, you bear the entire investment risk with respect to amounts allocated to the Variable Sub-accounts. The investment policies and risks of each Portfolio are described in prospectuses for the Portfolios which accompany this Prospectus.

The Policy may be issued as a group Policy in certain states. If you are covered under a group Policy, you will be issued a certificate as evidence of your participation under the group Policy. The description of the Policy in this Prospectus applies equally to a certificate under a group Policy unless otherwise described.


>PURCHASING THE POLICY

You can obtain an application from your registered representative. We must receive a completed application and an initial premium payment of at least $5,000 before we will issue a Non-Qualified Policy. A lower initial premium payment of $2,000 is required for a Qualified Policy. Your subsequent premium payments must be at least $50. We will not issue a Policy to you if either you or the Annuitant are more than 90 years old. For certain types of Qualified Policies you must be age 80 or younger before we will issue a Policy to you.


If you are considering purchasing a Qualified Policy such as an IRA or a
Section 403(b) tax-sheltered annuity, you will receive no additional tax advantage from the Policy. Therefore, when considering whether or not to purchase the Policy, you should only consider the Policy's other features, including the availability of lifetime payments and death benefit protection.



>INVESTMENT OPTIONS

You can allocate and reallocate your investment among the Variable Sub-accounts. Each Variable Sub-account invests in a single Portfolio. Under the Policy, the Separate Account currently invests in the following Portfolios:



Jefferson Pilot Variable Fund, Inc:
 Growth Portfolio
 Emerging Growth Portfolio
 Mid-Cap Growth Portfolio
 Capital Growth Portfolio
 Small Company Portfolio
 Mid-Cap Value Portfolio
 S&P 500 Index Portfolio
 Small-Cap Value Portfolio
 Value Portfolio
 International Equity Portfolio
 World Growth Stock Portfolio
 Balanced Portfolio
 High Yield Bond Portfolio
 Money Market Portfolio

American Century Variable Portfolios, Inc.
 American Century VP International Fund
Ayco Series Trust:
 Ayco Large Cap Growth Fund I
Variable Insurance Products Fund:
 Fidelity VIP Growth Portfolio
 Fidelity VIP Equity-Income Portfolio
Variable Insurance Products Fund II:
 Fidelity VIP II Contrafund[RegTM] Portfolio
MFS[RegTM] Variable Insurance Trust:
 MFS[RegTM] Research Series
 MFS[RegTM] Utilities Series
Oppenheimer Variable Account Funds:
 Capital Appreciation Fund/VA*
 Strategic Bond Fund/VA*
 Bond Fund/VA*
PIMCO Variable Insurance Trust:
 Total Return Bond Portfolio

*These three Portfolios are only available if you purchased your Policy and gave us written allocation instructions for these Portfolios prior to May 1, 2001.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.



>THE GUARANTEED INTEREST ACCOUNT


We currently offer three different Interest Rate Guarantee Periods in the Guaranteed Interest Account, lasting for one, three and five years, and two different DCA Interest Rate Guarantee Periods, lasting for six months and one year, if you participate in our dollar cost averaging program. Not all periods are available in all states. We will credit specified interest rates to the amounts you allocate to the Guaranteed Interest Account. The amounts you allocate to the Guaranteed Interest Account may be subject to an MVA, if you request a withdrawal, transfer or annuitization 31 days or more prior to the end of a three-year or five-year Interest Rate Guarantee Period. Because of this adjustment and for other reasons, the amount we pay you upon a withdrawal or apply to a transfer or annuitization may be more or less than the Guaranteed Interest Account Value at the time of the transaction. However, the MVA will never reduce the earnings on amounts allocated to the Guaranteed Interest Account to less than 3.0% per year before any applicable Withdrawal Charges.


>EXPENSES

Mortality and Expense Risk Charge. We deduct a daily charge equal to a percentage of the net assets in the Separate Account for the mortality and expense risks that we assume. The effective annual rate of this charge is 1.10% of the Separate Account Value. This charge does not apply to the Guaranteed Interest Account.

Administrative Expense Charge. We deduct a daily charge equal to a percentage of the net assets in each Variable Sub-account for administering the Separate Account. The effective annual rate of this charge is 0.15% of the daily value of net assets in each Variable Sub-account. We guarantee that we will not increase this charge. This charge does not apply to the Guaranteed Interest Account.

Annual Administrative Fee. We impose a fee each year for Policy maintenance and related administrative expenses. This fee is $35 per Policy Year. We guarantee that we will not increase this fee. The fee will be deducted from the Accumulation Value on the last day of each Policy Year and upon Full Withdrawal of the Accumulative Value before a Policy anniversary. We will not deduct the fee if 100% of the Accumulation Value is held in the Guaranteed Interest Account. We will also not deduct the fee for a Policy Year if, on the last day of that year, the Accumulation Value is $50,000 or greater.

Transfer Charge. Although we currently are not charging a transfer fee, the Policy permits us to charge you a $10 fee for each transfer in excess of 12 during any Policy Year.

Optional Enhanced Death Benefit Charges. To provide additional protection, you may choose one of two Optional Enhanced Death Benefits. If you choose Option 1, you will pay an additional charge equal to an effective annual rate of 0.10% of the daily net assets of the Separate Account. If you choose Option 2, you will pay an additional charge equal to an effective annual rate of 0.15% of the daily net assets of the Separate Account.

Optional Extended Care Confinement & Terminal Illness Rider Charge. If you wish, you may elect to purchase this rider for an additional charge equal to an effective annual rate of 0.05% of the daily net assets of the Separate Account.


Withdrawal Charge. We may deduct a Withdrawal Charge from the amount of any Partial or Full

Withdrawal. If a premium payment remains in your Policy for at least seven years, you will not incur a Withdrawal Charge on that amount. However, a Withdrawal Charge may apply to withdrawals of amounts invested less than seven years. A separate Withdrawal Charge Schedule applies to each premium payment. The Withdrawal Charge is a percentage of each premium payment withdrawn within the indicated time period. The Withdrawal Charge percentages are as follows:



 Completed Years
  Elapsed Since      Percentage
 Premium Payment       Charge
-----------------   -----------
    Less than 1         8%
        1               8%
        2               7%
        3               6%
        4               5%
        5               4%
        6               3%
        7               0%

The Withdrawal Charge will not apply to withdrawals attributable to investment gains on your premiums allocated to Variable sub-accounts, interest credited to amounts held in the Guaranteed interest Account and certain other distributions. (See "Withdrawal Charge")


In addition to a free withdrawal of investment gain, each year you are entitled to a free withdrawal amount equal to 10% of the aggregate premium payments at the time of the withdrawal on which we will not deduct a Withdrawal Charge.


Premium Tax. Some states charge a premium tax. We will deduct premium taxes if we must pay them. This may occur, for example, at the time when you pay the premium, surrender the policy, make a Partial Withdrawal, when the Policy reaches the Maturity Date, or when a Death Benefit is paid.


Fund Expenses. In addition to our charges under the Policy, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.


>PAYMENT OPTIONS

The Policy offers four payment options. You may choose a fixed annuity, a variable annuity, or a combination of both. The payment options include:

< Income for a fixed period (available as a fixed annuity only).
< Life Income (Life Only; Life with guaranteed periods; Life with installment refund--available as a fixed annuity only).
< Interest Only (available as a fixed annuity only).
< Income of a Fixed Amount (available as a fixed annuity only).

We reserve the right to offer additional payment options.


You may change your payment option at any time before the Maturity Date. You may select the Maturity Date of your Policy. The Maturity Date may not be earlier than the second Policy anniversary date. The latest Maturity Date you may select is the later of the Annuitant's 90th birthday or ten years from the Policy Date. If your Policy is issued in connection with a qualified plan and you select a Maturity Date that is later than the date the Annuitant attains age 70-1/2, you may be required to make Partial Withdrawals prior to the Maturity Date to satisfy any minimum distribution requirements of the Code or the qualified plan. If you do not select a Maturity Date, the Maturity Date will be the later of the tenth Policy anniversary date or the Policy anniversary date on or immediately following the Annuitant's 70th birthday.


If you select Annuity Payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Variable Sub-accounts you have selected. A fixed annuity payment option provides for payments that will be set on the Maturity Date and will not change. If you select a payment option that is a combination of variable and fixed payments, you must specify the allocation of the Accumulation Value between the fixed payment option and the variable payment option. You may not change the payment option or the frequency of Annuity Payments after we begin making Annuity Payments to you. After Annuity Payments begin, you cannot make a Full or Partial Withdrawal.


>TAXES

You should consult a qualified tax advisor for personalized answers. If you are a natural person, generally, earnings under your Policy are not taxed until amounts are withdrawn or distributions are made (e.g., a Full or Partial Withdrawal, or Annuity Payment). You may be deemed to have received a distribution and taxes may be due if you pledge or assign your Policy. Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions may be subject to withholding. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Policy.


Special rules apply if the Policy is owned by a corporation, certain trusts or other legal entity. Generally, any such Owner must include in income any increase in the excess of the Accumulation Value over the "investment in the contract" during the taxable year.



>WITHDRAWALS

At any time during the Pay-in Period, you may elect to receive all or a portion of your Policy's Surrender Value. The minimum Partial Withdrawal amount you may receive is $250 from a Variable Sub-account and $1,000 from the Guaranteed Interest Account. After a Partial Withdrawal, the remaining Accumulation Value must be at least $2,000.


Although you have access to your money during the Pay-in Period, certain charges, such as the Withdrawal Charge, Annual Administrative Fee and state premium taxes, may be deducted on a withdrawal. You may also incur Federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Policy to the three-year or five-year Interest Rate Guarantee Periods of the Guaranteed Interest Account, the amount of your proceeds may be increased or decreased by an MVA.



>DEATH BENEFIT

We will pay a Death Benefit while the Policy is in force and before the Maturity Date, if the Owner dies, or if the Annuitant dies and the Owner is not a natural person. To receive the Death Benefit payment, the Beneficiary must return the Policy, provide us with Due Proof of Death, and elect a payment option. The Death Benefit will be at least equal to the Accumulation Value on the date we receive Due Proof of Death of the Owner (or Joint Owner). No Withdrawal Charge, MVA or Annual Administrative Fee is imposed upon amounts paid as a Death Benefit. You may also elect an optional Enhanced Death Benefit at the time you purchase your Policy. If you elect one of the optional Enhanced Death Benefits, you will pay an additional charge.


>TRANSFERS


During the Pay-in Period, you may transfer Accumulation Value among the allocation options subject to certain limitations. The minimum amount you may transfer from any Variable Sub-account is $250. The minimum amount you may transfer from the Guaranteed Interest Account is $1,000. Transfers from the Guaranteed Interest Account may be subject to an MVA. You may not transfer amounts into the DCA six-month or DCA one-year Interest Rate Guarantee Periods.



During the Pay-out Period, if you have chosen a variable annuity payment option, you may transfer Separate Account Value between the various Variable Sub-accounts. However, if you have chosen a fixed annuity payment option, transfers are not permitted.


>CANCELLATION

You have a limited time period in which to return your Policy for cancellation and receive a refund as described in your Policy. This time period depends on the state in which your Policy is issued. In most states, it is ten days after you receive the Policy. If your Policy replaces another Policy, you have 20 days in which to cancel your Policy. The amount of your refund will depend on the state in which your Policy was issued. In most states, we will pay you an amount equal to the Accumulation Value on the date we receive the Policy from you and we will not deduct any Withdrawal Charges or administrative charges that would otherwise apply. The Accumulation Value may be more or less than your premium payments. In some states, we are required to refund your premium payments minus any Partial Withdrawals you may have already made from your Policy. Since state laws differ as to the time period you have to return your Policy and the amount of the refund to which you would be entitled, you should refer to your Policy for specific information about your circumstances.



>REPORTS TO OWNERS

Securities and Exchange Commission rules permit us to mail a single prospectus, annual and semi-annual report to each household. If you prefer to receive separate mailings for each member of your household, you may notify us by calling 1-800-258-3648, ext 5394.



>INQUIRIES

If you have a request or a question about procedures or your Policy, you can write to us at the Variable Annuity Service Center, One Granite

Place, P.O. Box 515, Concord, New Hampshire 03302-0515. You may also send us a fax at 603-226-5123 or call us at 1-800-258-3648, EXT. 5394. When contacting us you should include the Policy number, your name and the Annuitant's name. Please make sure you also sign the inquiry or request.


The foregoing summary is qualified in its entirety by the information in the remainder of this Prospectus, in the Statement of Additional Information, in the prospectus for each of the underlying Portfolios and in the Policy. You should refer to these documents for more detailed information. This Prospectus generally describes only the Policy and the Separate Account. Separate prospectuses attached hereto describe each Portfolio.

condensed financial information
--------------------------------------------------------------------------------

The value of an Accumulation Unit is determined on the basis of changes in the net asset value per share of the Portfolios and the assessment of the Separate Account expenses which may vary depending on the optional benefits you may have selected when purchasing your Policy. Please see appendix iii for information regarding each class of Accumulation Units.

allocation options
--------------------------------------------------------------------------------


You may allocate your premium payments to the Variable Sub-accounts of the Separate Account, to the Interest Rate Guarantee Periods of the Guaranteed Interest Account, or to a combination of these allocation options. You may only allocate your premium payments to the DCA six-month and DCA one-year Interest Rate Guarantee Periods if you participate in our dollar cost averaging program. These allocation options may not be available in all states. We reserve the right to limit the number of Variable Sub-accounts to which you may allocate your premium payments over the life of your Policy. There is no guaranteed or minimum Surrender Value for any premium payments or amounts allocated to any Variable Sub-account.


>SEPARATE ACCOUNT INVESTMENTS

The Separate Account currently is divided into 25 Variable Sub-accounts. Three of these Variable Sub-accounts are only available if you purchased your Policy prior to May 1, 2001. We reserve the right to add, consolidate or remove Variable Sub-accounts. Each Variable Sub-account reflects the investment performance of a specific underlying Portfolio. Currently, the Variable Sub-accounts invest in Portfolios of the following open-end management investment companies:
     Jefferson Pilot Variable Fund, Inc. ("JPVF")
     American Century Variable Portfolios, Inc.
     Ayco Series Trust
     Fidelity[RegTM] Variable Insurance Products Fund ("VIP")
     Fidelity[RegTM] Variable Insurance Products Fund II
     ("VIP II")
     MFS[RegTM] Variable Insurance Trust
     Oppenheimer Variable Account Funds
     PIMCO Variable Insurance Trust.

Each Portfolio is managed by a registered investment adviser.

The investment advisor for JPVF is Jefferson Pilot Investment Advisory Corporation. Jefferson Pilot Investment Advisory Corporation has contracted with the unaffiliated sub-investment managers listed in the table below to provide the day-to-day investment decisions for the JPVF Portfolios.

The investment advisor for the American Century Variable Portfolios, Inc. is American Century Investment Management, Inc. ("American Century").

The investment advisor for the Ayco Series Trust is The Ayco Company, L.P. ("Ayco").

The investment advisor for VIP and VIP II is Fidelity Management & Research Company ("FMR"). FMR Co., Inc. ("FMRC") serves as sub-advisor for the VIP Equity-Income Portfolio and the VIP Growth Portfolio. FMR has entered into sub-advisory agreements with FMRC, Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc. and Fidelity Investments Japan Limited to provide sub-advisory services to the Contrafund[RegTM] Portfolio.

The investment advisor for the MFS[RegTM] Variable Insurance Trust is Massachusetts Financial Services Company ("MFS").

The investment advisor for the Oppenheimer Variable Account Funds is OppenheimerFunds, Inc.

The investment advisor for the PIMCO Variable Insurance Trust is Pacific Investment Management Company ("PIMCO").

The investment objective and manager of each Portfolio is as follows:




---------------------------------------------------------------------------------------------------------------------------
                                   EQUITY PORTFOLIO CHOICES
---------------------------------------------------------------------------------------------------------------------------
Portfolio Name                     Objective                                                Manager
---------------------------------------------------------------------------------------------------------------------------
JPVF Growth Portfolio              Capital growth by investing primarily in equity          Strong Capital
                                   securities that the Sub-Investment Manager               Management, Inc.
                                   believes have above-average growth prospects.
---------------------------------------------------------------------------------------------------------------------------
JPVF Emerging Growth Portfolio     Long-term growth of capital. Dividend and                MFS
                                   interest income from portfolio securities, if any, is
                                   incidental to the Portfolio's investment objective
                                   of long term growth.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                      EQUITY PORTFOLIO CHOICES
---------------------------------------------------------------------------------------------------------------------------
Portfolio Name                        Objective                                                   Manager
---------------------------------------------------------------------------------------------------------------------------
JPVF Mid-Cap Growth Portfolio         Seeks capital appreciation.                                 Turner Investment
                                                                                                  Partners, Inc.
---------------------------------------------------------------------------------------------------------------------------
JPVF Capital Growth Portfolio         Seeks capital growth. Realization of income is              Janus Capital
                                      not a significant investment consideration and              Corporation
                                      any income realized will be incidental.
---------------------------------------------------------------------------------------------------------------------------
JPVF Small Company Portfolio          Seeks growth of capital. The Portfolio pursues its          Lord, Abbett &
                                      objective by investing primarily in a diversified           Company
                                      portfolio of equity securities issued by small
                                      companies.
---------------------------------------------------------------------------------------------------------------------------
JPVF Mid-Cap Value Portfolio          Seeks capital appreciation.                                 Wellington Management
                                                                                                  Company
---------------------------------------------------------------------------------------------------------------------------
JPVF S&P 500 Index Portfolio(1)       Seeks investment results that correspond to the             Barclays Global Fund
                                      total return of common stocks publicly traded in            Advisors
                                      the United States, as represented by the S&P 500[RegTM].
---------------------------------------------------------------------------------------------------------------------------
JPVF Small-Cap Value Portfolio        Seeks long-term capital appreciation by investing           Dalton, Greiner,
                                      primarily in securities of small-cap companies.             Hartman, Maher & Co.
---------------------------------------------------------------------------------------------------------------------------
JPVF Value Portfolio                  Long-term growth of capital by investing                    Credit Suisse Asset
                                      primarily in a wide range of equity issues that             Management, LLC
                                      may offer capital appreciation and, secondarily,
                                      to seek a reasonable level of current income.
---------------------------------------------------------------------------------------------------------------------------
JPVF International Equity             Long-term growth of capital through investments             Lombard Odier
Portfolio                             in securities whose primary trading markets are             International Portfolio
                                      outside the United States.                                  Management Limited
---------------------------------------------------------------------------------------------------------------------------
JPVF World Growth Stock               Long-term capital growth through a policy of                Templeton Investment
Portfolio                             investing primarily in stocks of companies                  Counsel, Inc.
                                      organized in the U.S. or in any foreign nation. A
                                      portion of the Portfolio may also be invested in
                                      debt obligations of companies and governments
                                      of any nation. Any income realized will be
                                      incidental.
---------------------------------------------------------------------------------------------------------------------------
American Century VP                   Seeks capital growth.                                       American Century
International Fund
---------------------------------------------------------------------------------------------------------------------------
Ayco Large Cap Growth Fund I          Seeks long-term growth of capital.                          Ayco
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio         Seeks to achieve capital appreciation.                      FMR
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income            Seeks reasonable income by investing primarily              FMR
Portfolio                             in income-producing equity securities. In
                                      choosing these securities the Portfolio will also
                                      consider the potential for capital appreciation.
                                      The Portfolio's goal is to achieve a yield which
                                      exceeds the composite yield on the securities
                                      comprising the Standards & Poor's Composite
                                      Index of 500 Stocks (S&P 500).
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund[RegTM]     Seeks long-term capital appreciation.                       FMR
Portfolio
---------------------------------------------------------------------------------------------------------------------------
MFS Research                          Seeks to provide long-term growth of capital and            MFS
                                      future income.
---------------------------------------------------------------------------------------------------------------------------
MFS Utilities                         Seeks capital growth and current income (income             MFS
                                      above that available from a portfolio invested
                                      entirely in equity securities).
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                        EQUITY PORTFOLIO CHOICES
---------------------------------------------------------------------------------------------------------------------------
Portfolio Name          Objective                                              Manager
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital     Seeks to achieve capital appreciation by investing     OppenheimerFunds, Inc.
Appreciation            in securities of well-known established
Fund/VA(2)              companies.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                      EQUITY AND FIXED INCOME PORTFOLIO CHOICES
---------------------------------------------------------------------------------------------------------------------------
Portfolio Name                        Objective                                            Manager
---------------------------------------------------------------------------------------------------------------------------
JPVF Balanced Portfolio               Reasonable current income and long-term capital      Janus Capital
                                      growth, consistent with conservation of capital,     Corporation
                                      by investing primarily in common stocks and
                                      fixed income securities.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                      FIXED INCOME PORTFOLIO CHOICES
---------------------------------------------------------------------------------------------------------------------------
Portfolio Name                        Objective                                            Manager
---------------------------------------------------------------------------------------------------------------------------
JPVF High Yield Bond Portfolio        High level of current income by investing            MFS
                                      primarily in corporate obligations with emphasis
                                      on higher yielding, higher risk, lower-rated or
                                      unrated securities.
---------------------------------------------------------------------------------------------------------------------------
JPVF Money Market Portfolio           Seeks to achieve as high a level of current          MFS
                                      income as is consistent with preservation of
                                      capital and liquidity.
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond            Seeks a high level of current income principally     OppenheimerFunds Inc.
Fund/VA (2)                           derived from interest on debt securities and to
                                      enhance such income by writing covered call
                                      options on debt securities.
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA (2)          Seeks a high level of current income. As a           OppenheimerFunds Inc.
                                      secondary objective, seeks capital growth when
                                      consistent with its primary objective.
---------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Bond Portfolio     Seeks maximum total return, consistent with          PIMCO
                                      preservation of capital and prudent investment
                                      management.
---------------------------------------------------------------------------------------------------------------------------



(1) "Standard & Poor's[RegTM]", "S&P[RegTM]", "Standard & Poor's 500", and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

(2) This Portfolio is only available if you purchased your Policy and gave us written instructions prior to May 1, 2001 to allocate premium payments to the Portfolio or transfer Accumulation Value to the Portfolio pursuant to our dollar cost averaging or automatic rebalancing programs.


An investment in the JPVF Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or the FDIC or any other agency.

                                     * * *

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Variable Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-accounts invest. You bear the investment risk that those Portfolios will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Variable Sub-accounts of the Separate Account.


>MIXED AND SHARED FUNDING: CONFLICTS OF INTEREST

Shares of the Portfolios are available to insurance company separate accounts which fund variable annuity and variable life insurance policies, including the Policy described in the Prospectus. Shares of the Portfolios are offered to separate accounts of both affiliated and unaffiliated insurance companies. It is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Portfolios simultaneously, since the interests of such owners may differ. Although neither the Company nor the Portfolios currently foresee any such disadvantages either to variable life insurance or variable annuity owners, each Portfolio's Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Portfolio. This might force that Portfolio to sell portfolio securities at disadvantageous prices.


>THE GUARANTEED INTEREST ACCOUNT

Premium payments allocated to the Guaranteed Interest Account and transfers to the Guaranteed Interest Account are not part of the Separate Account. Rather, the Guaranteed Interest Account is guaranteed by our general account which supports our insurance and annuity obligations. Interests in the Guaranteed Interest Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933 and the Guaranteed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). However, disclosures about the Guaranteed Interest Account may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Disclosure in this Prospectus relating to the Guaranteed Interest Account has not been reviewed by the SEC.


Within the Guaranteed Interest Account, we currently offer three Interest Rate Guarantee Periods, lasting for one, three, and five years. We also currently offer DCA six-month and DCA one-year Interest Rate Guarantee Periods that you may utilize in order to participate in our dollar cost averaging program. The Guaranteed Interest Account, or certain of the Interest Rate Guarantee Periods, may not be available in all states. We will start a new Interest Rate Guarantee Period for each premium payment you allocate and each amount you transfer to the Guaranteed Interest Account. We will credit interest at a specified Guaranteed Interest Rate on each Interest Rate Guaranteed Period.

The actual credited rate will be the interest rate in effect on the day that premium payments are allocated or amounts are transferred to the Guaranteed Interest Account. All interest rates are stated as annual effective yields. The interest rate for new money allocated to the Guaranteed Interest Account will reset periodically. Interest rates are set at the Company's sole discretion, but will never be less than an annual effective yield of 3.0%. The interest rate for premium payments allocated to the DCA six-month and DCA one-year Interest Rate Guarantee Periods is on the declining balance for such periods. There is no specific formula for determining the Guaranteed Interest Rate. Some of the factors that we may consider in determining the Guaranteed Interest Rate are: general economic trends, rates of return currently available and anticipated on our investments; expected investment yields; regulatory and tax requirements; and competitive factors.

Amounts you allocate to the three-year and five-year Interest Rate Guarantee Periods may be subject to an MVA upon a withdrawal, transfer or annuitization requested 31 days or more prior to the end of the applicable Interest Rate Guarantee Period. The MVA will never reduce the return on amounts allocated to an Interest Rate Guarantee Period to less than 3.0% per year before any applicable Withdrawal Charge. Because of this adjustment and for other reasons, the amount you receive upon withdrawal or the amount applied to a transfer or annuitization may be more or less than the Account Value of the relevant Interest Rate Guarantee Period at the time of the transaction.

You may only allocate new premium payments to the DCA six-month and DCA one-year Interest Rate Guarantee Periods. You cannot transfer Accumulation Value from a Variable Sub-account or any of the Interest Rate Guarantee Periods into a DCA Interest Rate Guarantee Period.

You may elect to have your premium payments allocated to the Interest Rate Guarantee Periods at any time. In addition, you may transfer all or part of the Separate Account Value to one or more of the Interest Rate Guarantee Periods, except for the DCA six-month and DCA one-year Interest Rate Guarantee Periods, prior to the Maturity Date.



>MARKET VALUE ADJUSTMENT

The proceeds of a withdrawal or transfer made from the three or five year Interest Rate Guarantee Period of the Guaranteed Interest Account 31 days or more prior to the end of the applicable Interest Rate Guarantee Period will be increased or decreased by the application of the MVA. If the Maturity Date is 31 or more days before the end of a three or five year Interest Rate Guarantee Period, the amount applied to Annuity Payments from the Guaranteed Interest Account also may be increased or decreased by an MVA. Where applicable, the MVA is applied to the Guaranteed Interest Account Value. Where applicable, the MVA only applies to the portion of the partial withdrawal withdrawn from the Guaranteed Interest Account. No MVA is applied to any withdrawal or transfer made during the last 30 days of the Interest Rate Guarantee Period.

The MVA will reflect the relationship between (a) the interest rate for the Guaranteed Interest Account then currently available for the period of time which most closely approximates the duration remaining in the Interest Rate Guarantee Period from which the withdrawal or transfer is made, and (b) the Guaranteed Interest Rate applicable to the Interest Rate Guarantee Period from which the withdrawal or transfer is made at the time of the transaction. For purposes of calculating (a) above, fractional years will be rounded to the nearest month and the interest rate will be calculated using linear interpolation.

Generally, if your Guaranteed Interest Rate does not exceed the applicable currently available interest rate by at least 0.4%, then the application of the MVA will reduce the proceeds of a withdrawal or transfer. Conversely, if your Guaranteed Interest Rate exceeds the applicable currently available interest rate by more than 0.4%, the application of the MVA will increase the proceeds of a withdrawal or transfer.

For example, assume that an Owner selects an initial Interest Rate Guarantee Period of five years and the Guaranteed Interest Rate for that duration is 8% per annum, and, at the end of four years, the Owner makes a Partial Withdrawal. If the currently available interest rate for the one year Interest Rate Guarantee Period is then 6%, the MVA will be positive and will increase the proceeds. On the other hand, if the currently available interest rate for the one year Interest Rate Guarantee Period is higher than the Guaranteed Interest Rate, for example 10%, the application of the MVA will cause a decrease in the amount payable.

The MVA will never reduce the return on amounts allocated to the Interest Rate Guarantee Periods below 3.0% per year. Even on a partial withdrawal, a negative MVA may be as much as the total interest credited to the relevant Interest Rate Guarantee Period, as of the withdrawal date, in excess of an effective annual rate of 3.0%.

The formula for calculating the MVA is set forth in Appendix II to this Prospectus, which contains examples of the application of the MVA.

the pilot classic variable annuity policy
--------------------------------------------------------------------------------

The Pilot Classic Variable Annuity Policy (the "Policy") is an individual flexible premium deferred variable annuity Policy. You may purchase the Policy on a non-qualified basis ("Non-Qualified Policy"). You may also purchase the Policy in connection with retirement plans or individual retirement accounts that qualify for favorable Federal income tax treatment ("Qualified Policy"). The Policy is designed to aid you in long-term financial planning.

>APPLICATION AND ISSUANCE OF POLICIES

Before we will issue a Policy, we must receive a completed application and an initial premium payment of at least $5,000 for Non-Qualified Policies. A lower minimum premium of $2,000 is required for Qualified Policies. You may pay the initial premium payment in a single payment or in 12 equal systematic payments over the first 12 Policy months. The systematic payments must be made via automatic debits or automated clearing house transfers from your checking or savings account. We reserve the right to reject any application or premium payment. For a Non-Qualified Policy, you (or the Annuitant, if you are not the Annuitant) must be age 90 or younger. You must be age 80 or younger for certain types of Qualified Policies. The Policy is not available in all states.

If you properly complete the application and it can be accepted in the form received, your initial premium payment, minus any applicable premium tax, will be credited to the Accumulation Value within two business days after the later of our receipt of the application or our receipt of the initial premium payment at our Variable Annuity Service Center. If we cannot credit the initial premium payment to the Separate Account because the application or other issuing requirements are incomplete, we will contact you within five business days and give an explanation for the delay. We will return the initial premium payment to you at that time unless you permit us to keep the initial premium payment and credit it as soon as the necessary requirements are fulfilled. In that event, we will credit the initial premium payment, minus any applicable premium tax, to the Accumulation Value within two business days of the application's completion.

Your Policy will become effective on the date we credit the initial premium payment, minus any applicable premium tax, to the Accumulation Value.


>FREE LOOK PERIOD

You have a limited time period in which to return your Policy for cancellation and receive a refund as described in your Policy. This time period depends on the state in which your Policy is issued. In most states, it is ten days after you receive it. In most states if your Policy replaces another Policy, you have 20 days in which to cancel your Policy.

In order to cancel the Policy you must deliver or mail a written notice to our Variable Annuity Service Center, or to your registered representative from whom you purchased the Policy, and return the Policy. Your cancellation will be effective upon being postmarked, properly addressed and postage paid. The Policy will then be void as if it had never been issued.

The amount of your refund will depend on the state in which your Policy was issued. In most states we will pay you an amount equal to the Accumulation Value on the date we receive the Policy from you. We will not deduct any Withdrawal Charges or administrative charges that would otherwise apply. The Accumulation Value at that time may be more or less than your premium payments. In some states we are required to refund your premium payments minus any Partial Withdrawals you may have already made from your Policy. If your Policy is issued in one of the states where we are required to refund your premium payments, the amount of your refund may be more or less than your Accumulation Value at that time.


>PREMIUM PAYMENTS

You should make all premium payments, checks, or electronic fund transfers payable to Jefferson Pilot Financial Insurance Company and they should be sent to our Variable Annuity Service Center. We will provide you with a confirmation of each transaction. Your premium payments may be made directly on a flexible basis or through the systematic investment program on a monthly or quarterly basis. For certain qualified plans, premium payments may be made through a group billing or payroll deduction arrangement on a periodic basis.

Initial Premium Payment. The minimum initial premium payment is currently $5,000 for Non-Qualified Policies and $2,000 for Qualified Policies. However, the minimum initial premium can be made in 12 equal monthly payments when you have elected the systematic investment program for additional premiums to be automatically withdrawn monthly from your bank account or when you are part of a periodic group billing or payroll deduction arrangement. We reserve the right to increase or decrease this amount for Policies issued after some future date. The initial premium payment is the only premium payment required to be paid under a Policy. The maximum initial premium payment that we currently accept without our prior approval is $1,000,000 if you are age 65 or younger and $500,000 if you are over age 65. If you purchased your Policy as part of a Tax Sheltered Annuity Salary Reduction Agreement, a lower minimum initial premium may apply.


Additional Premium Payments. Prior to the Maturity Date and before a Death Benefit has become payable, you may make additional premium payments at any interval. The minimum additional premium payment under the Policy is $50. We reserve the right to limit the sum of premium payments and transfers to the Guaranteed Interest Account to $25,000 during any 12 month period. Total premium payments under the Policy may not exceed $1,000,000 without our prior approval. Additional premium payments will be credited to Accumulation Value as of the Valuation Period during which they are received at our Variable Annuity Service Center.



Allocation of Premium Payments. We will allocate your premium payments among the Variable Sub-accounts as specified in your application. If you fail to specify how premium payments are to be allocated, the application cannot be accepted. You must allocate premium payments to one or more Variable Sub-accounts or Interest Rate Guarantee Periods, or some combination thereof in whole percentages (totaling 100%). Any allocation to a Variable Sub-account must be at least $50 and at least 5% of a premium payment. Any allocation to a one-year, three-year or five-year Interest Rate Guarantee Period of the Guaranteed Interest Account must be at least $1,000. Any allocation to a DCA six-month or DCA one-year Interest Rate Guarantee Period must be at least $5,000.

The allocation specified in the application will continue to be used for additional premium payments unless you request a change of allocation. If you allocated some or all of your initial premium payment to a DCA six-month or DCA one-year Interest Rate Guarantee Period, any subsequent premium payments will be allocated according to the future premium allocation instructions indicated on your Additional Features Form, if any. If you did not provide for future premium allocation instructions on this Form, that portion of your premium payment that would have been allocated to the DCA Interest Rate Guarantee Period will instead be allocated into the allocation options indicated in the dollar cost averaging section of your completed Additional Features Form and the remaining portion of your subsequent premium payments will be allocated according to the instructions in your application.

You may change the allocation instructions for premium payments any time before the Maturity Date by sending a Request to our Variable Annuity Service Center. You must specify your new allocation choices. The allocation change will apply to premium payments received with or after the Request.


>ACCUMULATION VALUE

On the Policy Date, your Accumulation Value equals your initial premium payment minus any applicable charge for premium taxes. Thereafter, on any day on or before your Maturity Date, your Accumulation Value equals the sum of the Separate Account Value and the Guaranteed Interest Account Value.

Your Accumulation Value will increase by:

< any additional premium payments we receive;
< any increases in the Accumulation Value due to investment results of the
  Variable Sub-accounts you have selected;
< interest credited to the Guaranteed Interest Account.

Your Accumulation Value will decrease by:

< any Partial or Full Withdrawals, including applicable charges;
< any decreases in your Accumulation Value due to investment results of the
  Variable Sub-accounts you have selected;
< the Mortality and Expense Risk Charge, the Administrative Expense Charge, any
  applicable Transfer Charge, and, on the last day of any Policy Year, the Annual Administrative Fee, if applicable;

< any charge for premium taxes, when applicable;
< any charges for an Optional Enhanced Death Benefit or Optional Extended Care
  Confinement & Terminal Illness Rider, if elected.

We will inform you of your Accumulation Value upon request.

Your Accumulation Value is expected to change from Valuation Period to Valuation Period. A Valuation Period is the period between successive Valuation Days. A Valuation Day is any day that the New York Stock Exchange is open for trading. Holidays are generally not Valuation Days.

Separate Account Accumulation Unit Value. When you allocate a premium payment or transfer an amount to a Variable Sub-account, it is credited to the Separate Account Value in the form of Accumulation Units. Each Variable Sub-account has a distinct Accumulation Unit value. The number of units credited is determined by dividing the portion of the premium payment (minus any applicable charge for premium taxes we deduct at such time) or amount transferred by the dollar value of one Accumulation Unit of the Variable Sub-account as of the end of the Valuation Period during which the allocation or transfer is made. When amounts are transferred out of, or withdrawn from, a Variable Sub-account, Accumulation Units are canceled or redeemed in a similar manner.


We will determine the Separate Account Value on every Valuation Day. For each Variable Sub-account, the Accumulation Unit value for a given Valuation Period is based on the net asset value of a share of the corresponding Portfolio. Therefore, the Accumulation Units will fluctuate in value from day to day based on the investment experience of the corresponding Portfolio and the Separate Account Value will increase or decrease to reflect the investment performance of the corresponding Portfolio. The Separate Account Value also reflects expenses borne by the Portfolios and the deduction of certain charges. The determination of Variable Sub-account Accumulation Unit values is described in detail in the Statement of Additional Information.


Minimum Accumulation Value. A minimum Accumulation Value of $2,000 must be maintained during the Pay-in Period. If you fail to maintain the minimum Accumulation Value and no premium payments have been made in the past two years, then we may cancel the Policy and return the Accumulation Value minus any applicable fees to you in one lump sum. We will send a 90 day notice to you at the most current address you have given us before we cancel your Policy. If you make sufficient premium payments to restore the Accumulation Value to at least the minimum Accumulation Value within 90 days of the date of notice, the Policy will not be canceled.


>TRANSFERS

You can transfer Accumulation Value to or from Interest Rate Guarantee Periods of the Guaranteed Interest Account and/or any Variable Sub-account of the Separate Account, within certain limits, as described below. We reserve the right to restrict the transfer privilege in any way. We must receive your transfer request at our Variable Annuity Service Center before we effect your transfer.

We only make transfers on days when we and the New York Stock Exchange are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the New York Stock Exchange are open.

Transfers during the Pay-in Period are subject to the following provisions:

< There is no limit to the number of transfers that can be made.
< No fee is imposed on the first 12 transfers in each Policy Year during the
  Pay-in Period, but a fee equal to $10 may be imposed for each transfer in excess of 12 during any Policy Year. Although we reserve the right to impose the $10 fee, we currently have no plans to do so. We will provide at least 30 days notice of our intention to impose such a fee.
< If, after a transfer, the remaining Guaranteed Interest Account Value of the
  Interest Rate Guarantee Period from which the transfer was made is less than $1,000 we may include that remaining value as part of the transfer.
< If, after a transfer, the remaining Separate Account Value in the Variable
  Sub-account from which the transfer was made is less than $250, we may include that remaining Separate Account Value as part of the transfer.
< The minimum amount you may transfer among the Variable Sub-accounts is $250 or the entire Separate Account Value remaining in the Investment Option.

< The minimum amount that may be transferred to or from an Interest Rate
  Guarantee Period of the Guaranteed Interest Account is $1,000.
< Transfers from an Interest Rate Guarantee Period that are made within 30 days of the end of the Interest Rate Guarantee Period are not subject to an MVA. All other transfers from Interest Rate Guarantee Periods are subject to an MVA, if applicable.

< You may not transfer amounts into the DCA six-month or DCA one-year Interest
  Rate Guarantee Periods. Transfers out of the DCA six-month and DCA one-year Interest Rate Guarantee Periods may only be made pursuant to the terms of our dollar cost averaging program.


During the Pay-out Period, under any variable payment option, you (whether you are the Annuitant or not) may transfer Separate Account Value among Variable Sub-accounts, subject to the following provisions:

< There is no limit to the number of transfers that can be made.
< No fee is imposed on the first 12 transfers in each Policy Year during the
  Pay-out Period, but there may be a charge of $10 for each transfer in excess of 12 during any Policy Year. We reserve the right to charge the fee, however, we currently have no plans to do so. We will provide at least 30 days notice of our intention to impose the fee.
< If, after a transfer, the remaining Separate Account Value in the Variable
  Sub-account from which the transfer was made is less than $250, we may include that remaining Separate Account Value as part of the transfer.
< The minimum amount you may transfer from a Variable Sub-account is $250 or the entire Separate Account Value remaining in the Variable Sub-account.

Transfers between Variable Sub-accounts during the Pay-out Period will be processed based on the formula outlined in the Statement of Additional Information (see "Pay-out Period Transfer Formulas").

No transfers of amounts applied to a fixed payment option are permitted.

Telephone Transfers and Reallocations. You, your authorized representative or a member of your representative's administrative staff may request transfers by telephone of Accumulation Value or reallocation of premium payments (including allocation changes pursuant to existing Dollar Cost Averaging and Automatic Rebalancing programs), provided we have received the appropriate authorization form. You will be asked to provide us with personal identification information at the time of your request. Although our procedures are reasonably designed to reduce the risk of unauthorized telephone transfers or allocation changes, there still exists some risk. Neither the Company, Jefferson Pilot Variable Corporation, nor any of their affiliates are liable for any loss resulting from unauthorized telephone transfers or allocation changes if the procedures have been followed, and you bear the risk of loss in such a situation.



>AUTOMATED TRANSFERS (DOLLAR COST AVERAGING AND AUTOMATIC REBALANCING)

Under our Dollar Cost Averaging ("DCA") program, you can instruct us to automatically transfer a specified dollar amount from any Variable Sub-account or a DCA six-month or DCA one-year Interest Rate Guarantee Period to one or more of the other Variable Sub-accounts. The program is not available in connection with transfers from or to the one-year, three-year or five-year Interest Rate Guarantee Periods of the Guaranteed Interest Account. The automatic transfers can occur monthly or quarterly, and the amount transferred each time must be at least $50. At the time the program begins, your Policy must have a minimum value of $5,000.

DCA, an investment method which provides for regular, level investments over time, results in the purchase of more Accumulation Units when the Accumulation Unit Value is low, and fewer Accumulation Units when the Accumulation Unit Value is high. DCA generally helps reduce the risk of purchasing when market prices are high and selling when market prices are low. DCA transfers from a DCA six-month or DCA one-year Interest Rate Guarantee Period or from a Variable Sub-account investing in a Portfolio with a stabilized net asset value like the JPVF Money Market Portfolio will generally reduce the average total cost of indirectly purchasing Portfolio shares because a greater number of shares will be purchased when the share prices are lower. However, there is no guarantee that the DCA program will result in a higher Accumulation Value, protect against loss, or otherwise be successful. In addition, DCA transfers from a Variable Sub-account that invests in a

Portfolio that does not maintain a stabilized net asset value may have the effect of reducing the average price of the Portfolio shares being redeemed. If you are seeking the potential benefit of DCA, you should choose either a DCA Interest Rate Guarantee Period or the JPVF Money Market Variable Sub-account as the source of transfers.

Transfers from the DCA six-month and DCA one-year Interest Rate Guarantee Periods will take place over a six month or one year period, as applicable. Transfers from any DCA Interest Rate Guarantee Period must be completed by the end of the applicable Interest Rate Guarantee Period. We may in the future offer different periods for dollar cost averaging amounts from the DCA Interest Rate Guarantee Periods. We will only accept new premium payments into a DCA Interest Rate Guarantee Period. Amounts may not be transferred into a DCA Interest Rate Guarantee Period from the Variable Sub-accounts or from other Interest Rate Guarantee Periods. Once we commence the transfers from a DCA Interest Rate Guarantee Period, you may not make any additional premium payments to any DCA Interest Rate Guarantee Period until the current DCA Interest Rate Guarantee Period has ended.

If your Policy was issued in a state where we are required to return your premium payments if you cancel your Policy during the Free Look Period, we reserve the right to delay commencement of DCA transfers until the expiration of the Free Look Period. If the premium payments that are to be used for your DCA program will be sent to us at different times, we will hold the funds in the JPVF Money Market Sub-account until we have received all of the payments. If you discontinue the DCA program while amounts remain in the DCA Interest Rate Guarantee Period, we will transfer this remaining balance to the JPVF Money Market Sub-account unless you indicate otherwise.

You can elect the DCA program when purchasing the Policy or at a later date. If you dollar cost average out of a Variable Sub-account, the election can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. Otherwise, the program will terminate when the amount in the Variable Sub-account equals $250 or less. At any one time, you are allowed to participate in only one DCA program. There is currently no charge for this program. Transfers made as part of the DCA program do not count toward the 12 free transfers that you are permitted annually under the Policy.



An automatic rebalancing program is also available to you. This program provides a method for re-establishing fixed proportions between selected Variable Sub-accounts on a systematic basis. Under this program, the allocation between Variable Sub-accounts will be automatically readjusted to the desired allocation, subject to a minimum of 5% per Variable Sub-account, on a quarterly or annual basis. Transfers made as a result of this program do not count toward the 12 free transfers that you are permitted annually under the Policy. There is currently no fee charged for participation in this program. This program does not guarantee profits nor protect against losses.



You may not elect to have DCA and Automatic Rebalancing at the same time. The applicable authorization form must be on file with us before either program may begin. The Variable Sub-accounts that invest in the Oppenheimer Capital Appreciation Fund/VA, the Oppenheimer Bond Fund/VA and the Oppenheimer Strategic Bond Fund/VA are closed to new DCA and Automatic Rebalancing programs. However, we will continue to make transfers to these Variable Sub-accounts if you provided us with written instructions directing us to do so dated prior to May 1, 2001. We reserve the right to modify the terms and conditions of these programs, including charging fees for them, upon 30 days advance notice to you.


distributions under the policy
--------------------------------------------------------------------------------

>WITHDRAWALS

Prior to the Maturity Date, you may withdraw all (a "Full Withdrawal") or a portion (a "Partial Withdrawal") of the Surrender Value in exchange for a cash payment from us by sending a signed Request to our Variable Annuity Service Center. The Surrender Value is the Accumulation Value plus or minus any MVA and minus any applicable Withdrawal Charge, any applicable Annual Administrative Fee, and any applicable charge for premium taxes payable by us and not previously deducted.

The proceeds payable upon a Partial Withdrawal will be the Partial Withdrawal amount requested, increased or decreased by any applicable MVA and then decreased by any applicable Withdrawal Charge and any applicable premium taxes payable by us and not previously deducted. For Partial Withdrawals, you must specify the allocation option from which the withdrawal should be taken. If we do not receive allocation instructions from you, we will allocate the Partial Withdrawal proportionately among the Variable Sub-accounts and the Guaranteed Interest Account in the same proportions as you have instructed us to allocate your premium payments.

No MVA is imposed on Full or Partial Withdrawals made from an Interest Rate Guarantee Period during the last 30 days of the Interest Rate Guarantee Period.


The minimum amount that you can withdraw is $250 ($1,000 if the withdrawal is from any Interest Rate Guaranteed Period of the Guaranteed Interest Account) unless we agree otherwise or unless a smaller amount is required to comply with the Code. Qualified Policies may be subject to required minimum distribution requirements. (See "Certain Federal Income Tax Consequences.") In addition, following any Partial Withdrawal, your remaining Accumulation Value must be at least $2,000. If the processing of your Partial Withdrawal request would result in a remaining Accumulation Value of less than $2,000, we may treat your Partial Withdrawal request as a request for a Full Withdrawal of your Policy, and you will receive the Surrender Value. Following payment of the Surrender Value, your Policy will be canceled. If the amount requested to be withdrawn from an allocation option is greater than the portion of the Accumulation Value attributable to that allocation option, we will pay you the entire portion of the Accumulation Value attributable to that allocation option, plus or minus any MVA, minus any Withdrawal Charge and minus any Annual Administrative Fee and any charge for applicable premium taxes payable by us and not previously deducted.

The Separate Account Value remaining in any Variable Sub-account immediately following a Partial Withdrawal must be at least $250. The Guaranteed Interest Account Value remaining in an Interest Rate Guarantee Period immediately following a Partial Withdrawal must be at least $1,000. If the processing of your withdrawal request would result in Separate Account Value remaining in a Variable Sub-account of less than $250 or Guaranteed Interest Account Value remaining in an Interest Rate Guarantee Period of less than $1,000, we may treat your withdrawal request as a request for withdrawal of the entire Separate Account Value remaining in the relevant Variable Sub-account or the entire Guaranteed Interest Account Value remaining in the relevant Interest Rate Guarantee Period.

You may surrender your entire Policy at any time prior to the Maturity Date by sending a Request for a Full Withdrawal to our Variable Annuity Service Center. All of your rights and those of the Annuitant will terminate following a Full Withdrawal or at any time Partial Withdrawals reduce your Accumulation Value to zero. After the Maturity Date, no Full Withdrawal or Partial Withdrawal is permitted. (See "Payment Options.")

Full and Partial Withdrawals will be processed using the Separate Account Value for the Valuation Period during which your Request for Full or Partial Withdrawal is received at our Variable Annuity Service Center. We will pay all Full or Partial Withdrawal requests to you or to any other Payee that you designate within five business days (unless you choose a later date) following receipt of your request and all requirements necessary to process the Request at our Variable Annuity Service Center, except as follows:

< Guaranteed Interest Account--We reserve the right, when permitted by law, to defer payment of any Full or Partial Withdrawal from the Interest Rate Guarantee Periods for up to six months. If payment is deferred for 30 days or more we will credit the deferred amount with interest required by law.
< Separate Account--We reserve the right to defer the payment of any Full or
  Partial Withdrawal from the Separate Account as permitted by the 1940 Act. Such a delay may occur because:

  < the New York Stock Exchange is closed for trading (other than usual weekend or holiday closing);
  < the SEC determines that a state of emergency exists; or
  < an order or pronouncement of the SEC permits a delay for your protection.

In addition, a premium payment amount is not available to satisfy a Full or Partial Withdrawal until the check or other instrument by which such premium payment was made has been honored.

Full and Partial Withdrawals (including systematic withdrawals described below) may be taxable and a penalty tax may apply prior to age 59-1/2. (See "Certain Federal Income Tax Consequences.")


>SYSTEMATIC WITHDRAWAL PLAN

Under the Systematic Withdrawal Plan, you can instruct us to make automatic withdrawal payments to you monthly, quarterly, semi-annually or annually from a specified Variable Sub-account. In order to receive monthly payments, your Accumulation Value must be at least $20,000. In order to receive quarterly, semi-annual or annual payments, your Accumulation Value must be at least $10,000. The request for systematic withdrawal must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is submitted. Withdrawal Charges will not apply to the withdrawal of earnings on your premium payments or to the first 10% of aggregate premium payments (determined at the time of the withdrawal) that is withdrawn during a Policy Year. Amounts withdrawn in excess of 10% will be subject to any applicable Withdrawal Charge. No other charge will be made in connection with the Systematic Withdrawal Plan. Systematic withdrawals may not be taken from the Guaranteed Interest Account. Systematic withdrawals may result in certain tax consequences. (See "Certain Federal Income Tax Consequences.")


>ANNUITY PAYMENTS

We will make Annuity Payments beginning on the Maturity Date, provided that the Policy is in force on that date. The payment option and frequency of Annuity Payments may not be changed after Annuity Payments begin. Unless you specify otherwise, the Payee of the Annuity Payments is the Annuitant. The dollar amount of the payments will depend on numerous factors including the Accumulation Value on the Maturity Date, the type of Annuity and payment option you elect, the frequency of payments you elect, and possibly the age and sex of the Annuitant on the Maturity Date.

Maturity Date. You may select the Maturity Date at the time the application is completed. You may change the Maturity Date from time-to-time, by submitting a Request to us, provided that notice of each change is received by our Variable Annuity Service Center at least 30 days prior to the then-current Maturity Date along with the written consent of any irrevocable Beneficiaries. The Maturity Date may not be earlier than the second Policy anniversary date. The latest Maturity Date which may be elected, unless we otherwise consent, is the Annuitant's 90th birthday or the tenth Policy anniversary (whichever is later). If you do not select a Maturity Date, the Maturity Date will be the later of the tenth Policy anniversary date or the Policy anniversary date on or immediately following the Annuitant's 70th birthday.


Election of Payment Option. During your lifetime and that of the Annuitant and prior to the Maturity Date, you may choose a payment option. You may change the option, but a Request specifying a change of option and the written consent of any irrevocable Beneficiary must be received by our Variable Annuity Service Center at least 30 days prior to the Maturity Date. If no election is made at least 30 days prior to the Maturity Date, payments will be made as an annuity for the Annuitant's life with Annuity Payments guaranteed for ten years. (See "Payment Options") You may not change the payment option after the Maturity Date.


>PAYMENT OPTIONS

The Policy provides the payment options which are described below. Payment Options II(a) and II(b) are offered as either a fixed annuity or a variable annuity. Payment Options I, II(c), III and IV are only available as a fixed annuity. You may elect a fixed annuity, a variable annuity, or a combination of both. If you elect a combination, you must specify what part of the Accumulation Value is to be applied to the fixed and variable payment options. Unless you specify otherwise, the Guaranteed Interest Account Value will be used to provide a fixed annuity and the Separate Account Value will be used to provide a variable annuity. Variable Annuity Payments will be based on the Variable Sub-account(s) that you select, or on the allocation of the Separate Account Value among the Variable Sub-accounts.



The selection of certain payment options may violate minimum distribution rules required by the Code. For example, Payment Options III and IV may not be available to the Owner of a Qualified Policy or the Beneficiary of any Qualified or Non-Qualified Policy. The election of any payment option may be changed to comply with the requirements of the Code.

If the amount of the Annuity Payments will depend on the age and sex of the Annuitant, the Payee must be the Annuitant and we reserve the right to ask for satisfactory proof of the Annuitant's age and sex. If Annuity Payments are contingent upon the survival of the Annuitant, we may require evidence satisfactory to us that the Annuitant is living. We may delay making payments until satisfactory proof is received.

On the Maturity Date, the sum of:

< the Guaranteed Interest Account Value plus or minus any applicable MVA, and
< the Separate Account Value;

< minus any premium taxes, payable by us and not previously deducted, will be applied to provide for Annuity Payments under the selected payment option.


A fixed annuity provides for Annuity Payments which will remain constant pursuant to the terms of the payment option elected. The effect of choosing a fixed annuity is that the amount of each payment will be set on the Maturity Date and will not change. The Annuity Payments will be fixed in amount by the fixed annuity provisions selected and, for some options, the age and sex of the Annuitant. The fixed annuity payment amounts are determined by applying the annuity purchase rate specified in the Policy to the portion of the Accumulation Value allocated to the fixed annuity payment option that you select. (The "annuity purchase rate" is a factor used in computing the amount of the Annuity Payment that we will pay the Annuitant monthly for each $1,000 of Accumulation Value to be allocated to a payment option. Quarterly, semi-annual and annual Annuity Payments are also available.) However, if the Company's annuity purchase rates in effect on the Maturity Date would result in higher Annuity Payments, then those more favorable rates will be used. If a fixed annuity is selected, the Separate Account Value used to provide the fixed annuity will be transferred to the general assets of the Company, and may become subject to the claims of the Company's third party creditors.

A variable annuity provides for payments that fluctuate or vary in dollar amount, based on the investment performance of your selected allocations to one or more Variable Sub-accounts. The payment option table in the Policy reflects an assumed interest rate of 3.0%, so if the actual net investment performance of the Variable Sub-account is less than this rate, then the dollar amount of the actual variable Annuity Payments will decrease. If the actual net investment performance of the Variable Sub-account is higher than this rate, then the dollar amount of the actual variable Annuity Payments will increase. If the net investment performance exactly equals the 3.0% rate, then the dollar amount of the actual variable Annuity Payments will remain constant. You should consult the Statement of Additional Information for more detailed information as to how we determine variable Annuity Payments.

You may choose to receive Annuity Payments under any one of the payment options described below. In addition, we reserve the right to offer or to consent to other plans of payment before the Maturity Date.

Note Carefully: Under Payment Option II(a) (Life Only with no Guaranteed Period) it would be possible for only one Annuity Payment to be made if the Annuitant were to die before the due date of the second Annuity Payment; only two Annuity Payments if the Annuitant were to die before the due date of the third Annuity Payment; and so forth.

The following payment options are available:

Payment Option I--Income for Fixed Period (Available as a Fixed Annuity Only). We make periodic payments for the period you have chosen. The fixed period must be at least five years and cannot be more than 30 years.

Payment Option II--You may elect one of the following three options:

  (a) Life Only. Annuity Payments are paid as long as the Annuitant lives. The Payee must be the Annuitant.

  (b) Life with Guaranteed Period. Annuity Payments are paid during the guaranteed period. After the guaranteed period ends, Annuity Payments are paid as long as the Annuitant lives. The Payee must be the Annuitant.

  (c) Life with Installment Refund--(Available as a Fixed Annuity Only). Annuity Payments are paid until the sum of the payments equals the amount of the Accumulation Value on the Maturity Date. After that, Annuity Payments are paid as long as the Annuitant lives. The Payee must be the Annuitant.

Payment Option III--Interest Only Payments (Available as a Fixed Annuity Only). For an agreed period of at least five years, we will hold the proceeds and pay interest at a rate we declare annually at our discretion subject to a guaranteed minimum rate of 3.0% per year. You may elect to have the interest paid to the Payee periodically or you can allow the interest to accumulate. At any time during the period, the annuity proceeds plus any accumulated interest may be applied under another payment option. You may also choose at the end of the period to receive the annuity proceeds plus any accumulated interest in a lump sum or apply it under another payment option.

Payment Option IV--Income of a Fixed Amount (Available as a Fixed Annuity
Only). We will pay proceeds in fixed amounts until the proceeds reach zero. The payment period must be at least five years.

During the Pay-out Period, you may (whether or not you are the Annuitant), upon Request, transfer a portion of any Variable Sub-account to another Variable Sub-account within the Separate Account (See "Transfers"). However, during the Pay-out Period, no Full or Partial Withdrawals are permitted.

A portion of the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, we have not received a proper written election not to have Federal income taxes withheld, we must by law withhold those taxes from the taxable portion of your Annuity Payments and pay that amount to the Federal government. (See "Certain Federal Income Tax Consequences.")

Except as otherwise agreed to by you and the Company, Annuity Payments will be payable monthly. If your Accumulation Value is less than $2,000 (or an amount that would provide monthly Annuity Payments of less than $20 under any payment option) on the Maturity Date, we will pay you a lump sum. We may require proof from the Payee of the Annuitant's survival as a condition of future payments.

In some states, the Policies offered by this Prospectus contain payment option tables that provide for different benefit payments to men and women of the same age. We will use these sex-distinct tables, where permitted, for Non-Qualified Policies and IRAs. We will use unisex tables for Qualified Policies (other than IRAs).

>DEATH BENEFIT

Death of Owner Prior to Maturity Date. If you die before the Maturity Date while this Policy is in force, we will pay the Beneficiary a Death Benefit. If your Policy has Joint Owners and one of the Joint Owners dies, the surviving Owner (provided he or she survives the deceased Owner by more than 24 hours) will be the Beneficiary rather than any other Beneficiary you may have designated.


Guaranteed Minimum Death Benefit--The guaranteed minimum death benefit is the greater of:

< the sum of all premium payments minus any Partial Withdrawals, and
< the Accumulation Value, minus any taxes payable by us and not previously deducted.

The Death Benefit is equal to the greater of:

< the guaranteed minimum death benefit; and
< if elected, the optional enhanced death benefit.

Optional Enhanced Death Benefit--You may also elect one of two optional enhanced death benefit features that provide additional death benefit guarantees. You must elect an optional enhanced death benefit at the time you purchase your Policy and you must be less than age 70. And once you elect an enhanced death benefit you may not change or terminate it.


The optional enhanced death benefits that you may elect are:

Option 1--Under Option 1 the enhanced death benefit is the greater of:

< the sum of all premium payments minus any adjusted partial withdrawals, accumulated with interest at 4.0% per year through the end of the Policy Year you reach age 75; but in no case more than 200% of all premium payments minus any Partial Withdrawals; or
< the Accumulation Value on the most recent fifth Policy anniversary occurring while you are alive and before you reach age 75, plus any premium payments and minus any adjusted Partial Withdrawals made since that Policy anniversary.

If you elect this option, we will deduct an additional charge equal to an effective annual rate of 0.10% of the daily net assets of the Separate Account for the enhanced death benefit.

Option 2--Under Option 2 the enhanced death benefit is the greatest Accumulation Value on any

Policy anniversary while you are alive and before you reach age 75, plus any premium payments and minus any adjusted Partial Withdrawals made since that Policy anniversary.


If you elect this option, we will deduct an additional charge equal to an effective annual rate of 0.15% of the daily net assets of the Separate Account for the enhanced death benefit.

For purposes of the above, we will use the Accumulation Value as of the date we received due proof of the Owner's or Joint Owner's death.

The adjusted Partial Withdrawal amount equals (A) multiplied by (B) where:

  (A) is the ratio of the amount of the Partial Withdrawal to the Accumulation Value on the date of the Partial Withdrawal; and

  (B) is the Death Benefit on the date of the Partial Withdrawal.


Death Benefit payments will be made in a lump sum or in accordance with your or the Beneficiary's election. The Beneficiary may elect to use the lump sum payment to establish an account through our retained asset program. The retained asset program allows the Beneficiary to write one or more checks up to the amount of Death Benefit proceeds credited to the account plus any applicable interest. The amount in the retained asset account will earn interest at the floating 13 week U.S. Treasury Bill rate, determined quarterly, from the date the claim is processed until the date the checks are cleared. We guarantee that the interest rate will never be less than an annual rate of 2%, compounded monthly.


IRS Required Distribution. Federal tax law requires that if you die before the Maturity Date, then the entire value of the Policy must generally be distributed within five years of the date of your death. Special rules may apply to your spouse. Other rules apply to Qualified Policies. (See "Certain Federal Income Tax Consequences").

Spousal Continuation of Policy. If you die before the Maturity Date and the Beneficiary is your surviving spouse, your spouse may choose to not receive the Death Benefit and may continue the Policy and become the Owner. The excess, if any, of the Death Benefit over the Accumulation Value will be added to the Accumulation Value. In this situation, if you were also the Annuitant, your spouse will become the new Annuitant. If your spouse chooses to continue the Policy, no Death Benefit will be paid because of your death.

Death of Annuitant Prior to Maturity Date. If you are not the Annuitant and the Annuitant dies prior to the Maturity Date, you may name a new Annuitant. If no new Annuitant is named, you become the new Annuitant.

If you are a non-natural person (i.e. a trust or corporation) for purposes of Code Section 72, then the primary Annuitant's death will be treated as the death of the owner and will result in payment of the Death Benefit.

Death of Annuitant on or After Maturity Date. If the Annuitant dies on or after the Maturity Date while there are remaining guaranteed annuity payments to be made, we will continue to make the remaining guaranteed annuity payments to only one of the following, in this order:

< the named Payee, if any and if living
< the Beneficiary, if any and if living
< the Owner, if living, and
< the Owner's estate.

Death of Owner on or After Maturity Date. If you die on or after the Maturity Date and before the Annuitant while there are remaining guaranteed annuity payments to be made, we will continue to make the remaining guaranteed annuity payments to only one of the following, in this order:

< any named Payee, if living
< any Joint Owner, if living
< any Beneficiary, if living, and
< the deceased Owner's estate

Payment of Death Benefit to Beneficiary. Instead of accepting the Death Benefit, the Beneficiary (after your death) can choose by Request to receive Annuity Payments based on his or her life expectancy. Payment under any payment option must be for the life of the Beneficiary or for a number of years that is not more than the life expectancy of the Beneficiary, at the time of your death (as determined for Federal tax purposes), and must begin within one year of your death.


>PAYMENT NOT HONORED BY BANK

Any distribution under the Policy which is derived, all or in part, from any amount paid to us by check or draft may be postponed until we determine that the instrument has been honored.

>BENEFICIARY

You may name more than one Beneficiary in the application. You may change a Beneficiary by sending a signed Request to our Variable Annuity Service Center. When the Variable Annuity Service Center records the change, it will take effect as of the date we receive your Request at our Variable Annuity Service Center. You may designate the amount or percentage of the Death Benefit that each Beneficiary receives, either in the application or by a signed Request. If you do not make such a designation, the Death Benefit will be paid in equal shares to each Beneficiary. We will comply with all state and Federal laws requiring notification of the change in Beneficiary.

If you die and you have not named a Beneficiary, or your named Beneficiary predeceased you and you did not name a new Beneficiary, your estate will be the Beneficiary. If your Policy is owned by Joint Owners and one of the Joint Owners dies, the surviving Joint Owner will be the deemed Beneficiary provided he or she survives the deceased Joint Owner by more than 24 hours. Our consent is needed if you wish to name a Joint Owner that is not your spouse.


>RESTRICTIONS UNDER QUALIFIED POLICIES

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plan in respect of which Qualified Policies are issued.


>RESTRICTIONS UNDER SECTION 403(b) PLANS

Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

charges and deductions
--------------------------------------------------------------------------------

We will make certain charges and deductions under the Policy in order to compensate us for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Separate Account and the Policies. We may also deduct charges for transfers, premium taxes, optional benefits and riders you may elect, and other Federal, state or local taxes. In addition, certain deductions are made from the assets of the Portfolios for management fees and expenses.


>WITHDRAWAL CHARGE

Upon a Full or Partial Withdrawal, Withdrawal Charges may apply. Withdrawal Charges are calculated assuming that policy earnings are withdrawn first. Policy earnings include investment gains on premiums allocated to the Separate Account and interest credited to premiums allocated to the Guaranteed Interest Account. Withdrawal Charges will not be imposed on withdrawals of policy earnings. After all policy earnings have been withdrawn, premium payments are deemed to be surrendered in the order in which they were received. The length of time from receipt of a premium payment to the time of withdrawal determines the percent of the Withdrawal Charge. The Withdrawal Charge is assessed as a percentage of the premium payment withdrawn as follows:


  Complete Years
  Elapsed Since
 Premium Payment     Withdrawal Charge
-----------------   ------------------
    Less than 1             8%
        1                   8%
        2                   7%
        3                   6%
        4                   5%
        5                   4%
        6                   3%
        7                   0%

The Withdrawal Charge will not be applied under the following circumstances:

< If you cancel the Policy during the Free Look Period.
< Payment of the Death Benefit.
< On any free withdrawal amount. (See below.)
< To comply with any minimum distribution requirements of the Code for the
  Policy.

< If you selected an optional Extended Care Confinement and Terminal Illness
  Rider when you purchased your Policy, and after the first policy Anniversary, you (1) become confined to a hospital or a state-licensed inpatient extended care facility for at least 30 consecutive days or (2) are first diagnosed as suffering from an illness that reduces your life expectancy to 12 months or less from the date of diagnosis, and you meet all of the conditions contained in the rider. You may only elect this rider at the time you purchase your Policy. You will pay a daily charge for this rider. This charge is equal to an effective annual rate of 0.05% of the daily net assets of the Separate Account. We reserve the right to terminate this rider if you or any Joint Owner is changed. Otherwise, once you elect this rider it cannot be changed or dropped. This rider may not be available in all states.

We will tell you the amount of Withdrawal Charge that would be assessed upon a withdrawal upon request. More information about how the Withdrawal Charge is calculated for Full or Partial Withdrawals is in Appendix I.

Free Withdrawal Amount. In addition to a free withdrawal of policy earnings, you are entitled to withdraw up to 10% of the aggregate premium payments each year without a Withdrawal Charge. This free withdrawal amount is equal to 10% of the aggregate premium payments as of the date of the withdrawal, minus the sum of free withdrawal amounts previously taken during the Policy Year, and will not be less than zero. Unused free withdrawal amounts cannot be accumulated and carried from one Policy Year to the next.


>MORTALITY AND EXPENSE RISK CHARGE

We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Policies. This charge is 1.10% annually of the daily value of net assets in each Variable Sub-Account. The Mortality and Expense Risk Charge is reflected in the Accumulation Unit value or Annuity Unit value for each Variable Sub-account. The Mortality and Expense Risk Charge does not apply to amounts held in the Guaranteed Interest Account.

Accumulation Values and Annuity Payments are not affected by changes in actual mortality experience or by actual expenses incurred by the Company. The mortality risks we assume arise from our Policy obligations to make Annuity Payments. Thus, you are assured that neither the Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the Annuity Payments that you will receive under the Policy.


We also bear substantial risk in connection with the Death Benefit. During the Pay-in Period, we will pay a Death Benefit that could be greater than the Accumulation Value. Otherwise, the Death Benefit is based on the Accumulation Value. The Death Benefit is paid without imposition of a Withdrawal Charge or application of the MVA.


The expense risk we assume is the risk that our actual expenses in administering the Policy and the Separate Account will exceed the amount we receive through the Annual Administrative Fee and the Administrative Expense Charge.


>ADMINISTRATIVE EXPENSE CHARGE

We deduct a daily charge equal to a percentage of the net assets in each Variable Sub-account for administering the Separate Account. The effective annual rate of this charge is 0.15% of the daily value of net assets in each Variable Sub-account. We guarantee that the amount of this charge will not increase. The Administrative Expense Charge does not apply to any amounts held in the Guaranteed Interest Account.


>ANNUAL ADMINISTRATIVE FEE

In order to cover the cost of administering your Policy, we deduct an Annual Administrative Fee from the Accumulation Value of your Policy on the last day of each Policy Year and upon Full Withdrawal of the Policy. This Annual Administrative Fee is $35.00. We guarantee that this fee will not increase. The Annual Administrative Fee will be deducted pro rata from your allocation options in the same proportion that the amount of your Accumulation Value in each allocation option bears to your total Accumulation Value. We will waive the Annual Administrative Fee if, on the last day of that Policy Year, your Accumulation Value is $50,000 or greater, or if 100% of your Accumulation Value is allocated to the Guaranteed Interest Account. No Annual Administrative Fee is deducted after the Maturity Date.


We may waive or reduce the Annual Administrative Fee for Policies sold to certain groups. (See "Reduction in Charges for Certain Groups.")

>OPTIONAL ENHANCED DEATH BENEFIT CHARGES

You will pay an additional charge if you elect to purchase one of our two optional enhanced death benefit options. If you choose Option 1, you will pay an additional charge equal to an effective annual rate of 0.10% of the daily net assets of the Separate Account. If you choose Option 2, you will pay an additional charge equal to an effective annual rate of 0.15% of the daily net assets of the Separate Account.


>OPTIONAL EXTENDED CARE CONFINEMENT & TERMINAL ILLNESS RIDER CHARGE

You will pay an additional charge equal to an effective annual rate of 0.05% of the daily net assets of the Separate Account if you elect this rider.


>TRANSFER CHARGE

We may impose a fee equal to $10 for each transfer in excess of 12 during any Policy Year. Although we reserve the right to impose a $10 fee, we currently have no plans to do so.


>PREMIUM TAXES

We may be required to pay premium taxes in certain states. Depending upon applicable state law, we will deduct the premium taxes if we are required to pay them. This may occur, for example, at the time you pay a premium or make a Full or Partial Withdrawal or when the Policy reaches the Maturity Date or a Death Benefit is paid. We may elect to defer the deduction of Policy premium taxes that would otherwise be deducted from premium payments until a later time. Premium taxes currently range from 0.0% to 3.5% of premium payments or Accumulation Value. However, a state may change its premium tax rate at some future date.


>FEDERAL, STATE AND LOCAL TAXES

No charges are currently imposed for Federal, state, or local taxes other than state premium taxes. However, we reserve the right to deduct charges in the future for such taxes or other economic burden resulting from the application of any tax laws that we determine to be attributable to the Policies.


>OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts to which you allocate your Accumulation Value. The net assets of each Portfolio will reflect deductions in connection with the investment advisory fees and other expenses.


For more information concerning the investment advisory fees and other charges against the Portfolios, see the prospectuses for the Portfolios, current copies of which accompany this Prospectus.


>REDUCTION IN CHARGES FOR CERTAIN GROUPS

The Company may reduce or eliminate the Annual Administrative Fee or Withdrawal Charge on Policies that have been sold to:

< employees and sales representatives of the Company or its affiliates;
< customers of the Company or distributors of the Policies who are transferring existing Accumulation Values to a Policy;
< individuals or groups of individuals when sales of the Policy result in savings of sales or administrative expenses; or
< individuals or groups of individuals where premium payments are to be made through an approved group payment method and where the size and type of the group results in savings of administrative expenses.


In no event will reduction or elimination of the Annual Administrative Fee or Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

certain federal income tax consequences
--------------------------------------------------------------------------------

The following is a general description of Federal tax considerations relating to individual owners and individual beneficiaries of the Policy, and is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). This general discussion does not attempt to describe the tax treatment of the Policy under state or local tax laws. This general discussion also does not attempt to describe the tax treatment that will apply to:

< foreign owners or beneficiaries
< corporate owners or beneficiaries, or
< trusts that are owners or beneficiaries

This discussion is not intended to be tax advice. Any person concerned about the tax implications of owning a Policy, or receiving distributions from the Policy, should consult a competent tax advisor before initiating any transaction.

The Policy is issued by the Separate Account of the Company, which is taxed as a life insurance company under the Code. Under existing Federal income tax laws, all investment income and realized and unrealized capital gains (and losses) automatically increase (or decrease) the Accumulation Unit Values of the Policy. If changes in the Federal tax laws, or changes in the IRS's interpretation of the tax laws, result in the Company being taxed on income or gains produced in the Separate Account, then we reserve the right to start imposing charges against any affected Policies in order to provide for payment of those taxes.

You may purchase a Non-Qualified Policy or a Qualified Policy. A Policy is a Qualified Policy if purchased by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401, 403(b) (Tax-Sheltered Annuity), 408 (Traditional IRA), 408A (Roth IRA), or 457 of the Internal Revenue Code. Information regarding the tax treatment of a Traditional IRA or a Roth IRA is contained in a separate IRA Disclosure Statement available from the Company. The ultimate effect of Federal income taxes on amounts contributed to, held in, or received from a Qualified Policy depends on the type of retirement plan, the tax and employment status of the individual and/or his or her employer, the source of the contributions, and the reason for the distribution. Purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Policy. The following discussion assumes that a Qualified Policy is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

If you purchase this Policy as a Non-Qualified Policy, it is intended that the Policy will be owned and administered to satisfy the requirements of Sections 72 and 817(h) of the Code. If you purchase this Policy as a Qualified Policy, it is intended that the Policy will be owned and administered to satisfy the requirements of the provisions of the Code that apply to that type of Qualified Policy. The following discussion is based on the assumption that the Policy satisfies whichever Federal income tax rules apply to the Policy.

At the time you pay the initial premium payment, you must specify whether a Non-Qualified Policy or a Qualified Policy is being purchased. If your initial premium payment is derived from an exchange or surrender of another annuity policy, we may require that you provide us with information as to the Federal income tax status of the previous policy. We will require you to purchase separate Policies if you desire to invest monies qualifying for different annuity tax treatment under the Code. We will require the minimum initial premium payment on each Policy. Additional premium payments under your Policy must qualify for the same Federal income tax treatment as your initial premium payment under the Policy. We will not accept an additional premium payment under your Policy if the Federal income tax treatment of such premium payment would be different from that of your initial premium payment.

The investments held for Non-Qualified Policies must be "adequately diversified" in accordance with the requirements of Section 817(h) and Treas. Regs. [sec].1.817-5. The Company intends to, and will be responsible for, complying with these diversification rules. The IRS has stated in several published rulings (the "Investor Control Rulings") that if the owner of the policy has such control or power over the investments held for the policy, the owner of the policy, and not the separate account, will be treated as the owner of the underlying assets. The Company believes that it is complying with the Investor Control Rulings so that the Company, and not the Owner of the Policy, will be treated as the Owner of the underlying assets. We reserve the right to amend or modify the Policy if necessary to comply with any IRS rules or regulations related to diversification or control over investments.


>TAXATION OF ANNUITIES

In General. Section 72 of the Code governs taxation of annuities in general. We believe that if you are an individual (a "natural" person under the tax rules), you will not be taxed on increases in the value of a Non-Qualified Policy until a distribution occurs (e.g., Partial Withdrawals, Full Withdrawals, loan or assignment, pledge, gift, or the receipt of Annuity Payments under a payment option). Any change in ownership, assignment, pledge, or agreement to assign or pledge any portion of a Qualified Policy's value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single lump sum payment or as an annuity) is taxable as ordinary income. Unlike direct investments in mutual funds, no amounts invested in a variable annuity will produce any capital gains or losses.

If the owner of any Non-Qualified Policy is not an individual or other "natural" person (e.g., a corporation or a certain type of trust), the owner generally must include in income any increase in the excess of the policy's value over the "investment in the contract" (discussed below) during the taxable year. There are exceptions to this rule if the non-natural person holds the Policy as agent for a natural person. We reserve the right to not issue a Non-Qualified Policy if it will not be owned by a natural person, or by a non-natural person as agent for a natural person.

Possible Changes in Taxation. In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. Although as of the date of this Prospectus Congress has not passed any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could apply to your Policy even though it was purchased prior to the change in the tax laws or rules.

Withdrawals from Qualified Policies. In the case of a Full Withdrawal or Partial Withdrawal under a Qualified Policy, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance under the retirement plan. The "investment in the contract" generally equals the amount of any premium payments paid by or on behalf of any individual with after tax contributions. For certain Qualified Policies the "investment in the contract" may be zero. As explained in the separate Disclosure Statement for Roth IRAs, special tax rules apply to distributions from Roth IRAs and Roth Conversion IRAs.

Withdrawals from Non-Qualified Policies. Full Withdrawals from Non-Qualified Policies are treated as taxable income to the extent that the amount received exceeds the "investment in the contract." Partial Withdrawals from Non-Qualified Policies (including systematic withdrawals) are generally treated as taxable income to the extent that the Accumulation Value (before any Withdrawal Charges, and including any positive Market Value Adjustment) immediately before the Partial Withdrawal exceeds the "investment in the contract" at that time.

Annuity Payments. If you elect to receive payments over a period of years, over your life expectancy, or over the life expectancies of yourself and another individual, part of each payment you receive will be a return of your "investment in the contract" and part of each payment will be taxable income. In general, the amount of each payment that is a return of your "investment in the contract" is calculated by dividing your total "investment in the contract" by the total number of expected payments. For example, if your "investment in the contract" is $6,000, and you elect to receive 60 monthly annuity payments, $100 of each payment will be a return of your "investment in the contract" and will not be subject to Federal income taxes ($6,000 / 60 = $100). If payments are being made over your life expectancy, or the joint life expectancy of you and your spouse, there are IRS tables which are used to determine how many annuity payments are expected to be made. After you have received the expected number of payments, you will have received tax-free your entire "investment in the contract." Any additional payments will be fully taxable. If you die before you have received your entire "investment in the contract" and there are no additional payments after you die, there is a special tax rule that allows a tax deduction for the unrecovered "investment in the contract" on your last income tax return. If some payments continue to your Beneficiary after your death, your Beneficiary can recover any remaining "investment in the contract" over the additional payments being made.

Penalty Tax. For Non-Qualified Policies and for most Qualified Policies (there are special rules for Roth IRAs) there may be a 10% Federal penalty tax on any premature distributions. The 10% penalty applies only to the portion of the distribution that is treated as taxable income. In general, however, there is no penalty tax on distributions from a Qualified or a Non-Qualified Policy:

< made on or after the date on which you attain age 59-1/2;
< made as a result of your death or disability;
< received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of you and a "designated beneficiary";
< resulting from the direct rollover of the Policy into another qualified contract or individual retirement annuity;
< allocable to investment in a Non-Qualified Policy before August 14, 1982;
< under a qualified funding asset (as defined in Code Section 130(d));
< under an immediate annuity (as defined in Code Section 72(u)(4)); or
< which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.


For distributions from Qualified Policies, in addition to all of the above exceptions to the 10% penalty tax, additional exceptions to the penalty may apply to distributions made to:

< an employee after separation from service after age 55 from a retirement plan other than an IRA;
< pay certain uninsured medical expenses;
< certain unemployed individuals to pay health insurance premiums;
< pay for certain higher education expenses; or
< a first-time home buyer ($10,000 lifetime limit).



Death Benefit Proceeds. The Code requires that both Qualified and Non-Qualified Policies make certain distributions if the Owner of the Policy dies. If you die before periodic annuity payments have started, the entire value of the annuity must either (i) be paid out, in full, within five years of your death, or (ii) annuity payments must start within one year of your death. If your surviving spouse is the Beneficiary of the Policy, your spouse has the option of continuing the Policy as if he or she had been the original owner. If you die after periodic annuity payments have started, payments must continue to be made under a method that will distribute the balance in the Policy in accordance with applicable requirements of the Code. A non-spousal beneficiary may not elect, or continue to use, a settlement option unless that settlement option will result in distributions that comply with the Code. Amounts distributed because of the death of an Owner are generally included in income under the same rules that apply to distributions to the Owner. Annuities, unlike capital assets owned directly by an individual (e.g., real estate, stocks, bonds), do not receive a step-up in tax basis at the death of the Owner. Therefore, the investment in the Policy is not affected by the Owner's death.


Gifts and Other Transfers or Exchanges of the Policy. The gift or other transfer of ownership of a Policy may result in certain tax consequences to you, including the immediate taxation of the entire gain in the Policy. You should contact a competent tax advisor to discuss the potential tax effects of any gift, transfer or exchange of a Policy.

Multiple Policies. All non-qualified deferred annuity policies that we or our affiliates issue to you during any calendar year are treated as one annuity policy for purposes of determining the amount of income produced by a distribution from one or more of the annuity policies. The Treasury Department may issue regulations to prevent the avoidance of Section 72(e) through the serial purchase of annuity policies or otherwise, or to treat the combination purchase of separate immediate and deferred annuity policies as a single annuity policy. You should consult with a competent tax advisor before purchasing more than one annuity policy in a calendar year.

Withholding. Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. If you have provided the Company with your taxpayer identification number (i.e., your Social Security number), you may elect not to have tax withheld from most distributions. Withholding is mandatory for certain distributions from certain types of Qualified Policies.

Other Tax Consequences. As noted above, this discussion of the Federal income tax consequences under the Policy is not intended to cover every possible situation. The Federal income tax consequences discussed in this Prospectus reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Policy depend on your individual circumstances or those of the recipient of the distribution. You should consult a competent tax advisor for further information.

Qualified Plans. The Policy may be used with several types of qualified plans. Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Policy in a qualified plan, you should only consider the Policy's other features, including the availability of lifetime annuity payments and death benefit protection.

No attempt is made to provide detailed information about the use of the Policy with the various types of qualified plans. Policy Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Policy administration procedures. Owners, Participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law. The following are brief descriptions of the various types of qualified plans in connection with which we will issue the Policy. Policies for all types of qualified plans may not be available in all states. When issued in connection with a qualified plan, the Policy will be amended as necessary to conform to the requirements of the Code.


Qualified Pension and Profit Sharing Plans. Sections 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish qualified plans for themselves and their employees. These retirement plans may permit the purchase of the Policies to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Policy. If you are considering the purchase of a Policy for use with such a plan, you should seek competent advice regarding the suitability of the proposed plan documents and the Policy to your specific needs.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (each hereinafter referred to as "Traditional IRA"). Traditional IRAs are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into a Traditional IRA. The sale of a Policy for use with a Traditional IRA is subject to special disclosure requirements of the IRS. Purchasers of a Policy for use with Traditional IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the Traditional IRA or their purchase. You should seek competent advice as to the suitability of the Policy for use with Traditional IRAs. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Policy comports with Traditional IRA qualification requirements.


Section 408A of the Code permits eligible individuals to contribute to a Roth IRA. Purchasers of a Policy for use with Roth IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the Roth IRA or their purchase. You should seek competent advice as to the suitability of the Policy for use with Roth IRAs. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Policy comports with Roth IRA qualification requirements.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity policies and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. However, these payments may be subject to FICA (Social Security) taxes. These annuity policies are commonly referred to as "Tax-Sheltered Annuities."

Subject to certain exceptions, withdrawals under Tax-Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made:

< after you attain age 59-1/2,
< after your separation from service,
< because of your death or disability, or
< for an amount not greater than the total of such contributions in the case of hardship.

Section 457 Deferred Compensation ("Section 457") Plans. Under Section 457 of the Code, employees of (and independent contractors who perform services for) certain state and local governmental units or certain tax-exempt employers may participate in a Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will not be taxable until paid or otherwise made available to the employee. The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includable compensation, up to $7,500. Includable compensation means earnings for services rendered to the employer which is includable in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax-Sheltered Annuity. During the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.



The deferred amounts will be used by the employer to purchase the Policy. The Policy will be issued to a trust set up by a governmental employer, or by another tax-exempt employer. For Section 457 plans established by non-governmental employers, all Accumulation Values will be subject to the claims of the employer's creditors. The employee has no rights or vested interest in the Policy and is only entitled to payment in accordance with the
Section 457 plan provisions. The plans may permit participants to specify the form of investment for their deferred compensation account. For Section 457 plans established by governmental employers, all assets of the plan must be held in trust for the exclusive benefit of the participants. For Section 457 plans established by non-governmental employers, the employer has the right to withdraw amounts from the plan for purposes unrelated to the Section 457 plan. Present Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan, except for transfers to other
Section 457 plans in certain limited cases. If you are considering the purchase of a Policy for use with such a plan, you should seek competent advice regarding the suitability of the proposed plan documents and the Policy to your specific needs.


jefferson pilot financial insurance company
--------------------------------------------------------------------------------


Jefferson Pilot Financial Insurance Company is a stock life insurance company chartered in 1903 in Tennessee, redomesticated to New Hampshire in 1991, and redomesticated to Nebraska effective June 12, 2000. The Company is a wholly-owned subsidiary of Jefferson-Pilot Corporation, a North Carolina corporation. The principal offices of Jefferson-Pilot Corporation are located at 100 North Greene Street, Greensboro, North Carolina 27401; its telephone number is 336-691-3000. Our service center is located at One Granite Place, Concord, New Hampshire 03301; our telephone number is 800-258-3648, ext. 5394.


We are licensed to do life insurance business in forty-nine states of the United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands, Guam, and the Commonwealth of the Northern Mariana Islands.



At December 31, 2000, we and our subsidiaries had total assets of approximately $16.1 billion and had over $171.1 billion of insurance in force, while total assets of Jefferson-Pilot Corporation and its subsidiaries (including the Company) were approximately $27.3 billion.


The Company offers individual life insurance and annuities and non-medical group insurance products. We are subject to Nebraska laws governing insurance.

>THE SEPARATE ACCOUNT

The JPF Variable Annuity Separate Account of Jefferson Pilot Financial Insurance Company (the "Separate Account") was established as a separate investment account under the laws of the State of New Hampshire on November 18, 1999 and is now governed by the laws of the State of Nebraska as a result of the Company's redomestication to Nebraska on June 12, 2000.

We own the assets of the Separate Account. The Separate Account will not be charged with liabilities arising out of other separate accounts or out of any of our other business unless the liabilities have a specific and determinable relation to or dependence upon the Separate Account. We reserve the right to transfer assets of the Separate Account in excess of the reserves and other Policy liabilities with respect to the Separate Account to our general account. The income, if any, and gains or losses realized or unrealized on each Variable Sub-account are credited to or charged against that Variable Sub-account without regard to our other income, gains or losses. Therefore, the investment performance of any Variable Sub-account should be entirely independent of the investment performance of our general account assets or any of our other separate accounts.

distributor of the policies
--------------------------------------------------------------------------------


Jefferson Pilot Variable Corporation is the principal underwriter of the Policies. Jefferson Pilot Variable Corporation will enter into one or more contracts with various broker-dealers for the distribution of the Policies. Commissions paid on Policy sales may vary, but we estimate that total commissions paid on all Policy sales will not exceed 7% of all premium payments. In certain circumstances, commissions may be paid in installments over time. Jefferson Pilot Variable Corporation, a wholly owned subsidiary of Jefferson-Pilot Corporation, is a member of the NASD. Its mailing address is One Granite Place, Concord, NH 03301. There may be other underwriters in the future.


In addition to the payment of commissions, we may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell variable annuity contracts. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of variable annuity contracts. Our payment of promotional incentives is subject to applicable state insurance law and regulation.

voting rights
--------------------------------------------------------------------------------

There are no voting rights associated with the Guaranteed Interest Account
Value.


With respect to the Separate Account Value, we are the "shareholder" of the Portfolios and as such, we have certain voting rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-accounts to which you have allocated your Accumulation Value. Under current law, however, and prior to the Maturity Date, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matters being voted on. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio holding the shareholder meeting. The number of votes that you have the right to instruct will be calculated separately for each Variable Sub-account. The number of votes that you have the right to instruct for a particular Variable Sub-account will be determined by dividing your Accumulation Value in the Variable Sub-account by the net asset value per share of the corresponding Portfolio in which the Variable Sub-account invests. Fractional shares will be counted.


After the Maturity Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Variable Sub-account by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Owners. We or our affiliates may vote shares in which you or other persons entitled to vote have no beneficial interest in our sole discretion.

We reserve the right to restrict or eliminate any of your voting rights when we are permitted by law to do so.

The above description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote Portfolio shares without obtaining voting instructions from our Owners and we may elect to do so.

loans
--------------------------------------------------------------------------------

Generally, a loan is available to you if your Policy is a Tax-Sheltered Annuity Policy issued under Section 403(b) of the Code. Loans are subject to provisions of the Code and to applicable plan rules. Loans may not be available in all states. You should consult your tax advisor and plan fiduciary prior to exercising your loan privileges.

You may borrow up to 50% of the Surrender Value from your Policy, but in no case more than $50,000, without incurring current taxes or policy-imposed Withdrawal Charges. Certain other Code and IRS limitations may apply. For example, if a loan already exists, the $50,000 limit is reduced. Existing loans include loans from all qualified plans. A minimum loan of $1,000 also applies. We will notify you of the loan interest rate at the time you request a loan. However, your Policy guarantees that the loan interest rate will never exceed 8%.

Loans must be repaid in substantially equal payments, at least quarterly, within five years. However, loans used to purchase your principal residence must be repaid within 15 years. The loan repayment period may not extend beyond age 70. If you do not make a loan payment when due, interest will continue to accrue on that amount. If you do not make a loan payment by the end of a 30 day grace period, the entire loan will be treated as a deemed distribution, may be taxable to you, and may be subject to a 10% penalty tax. If the required payment is not received by the end of the grace period, the defaulted loan balance, plus accrued interest and any Withdrawal Charge, will be withdrawn from your Surrender Value, if amounts under your Policy are "eligible for distribution." In order for an amount to be eligible for distribution under a 403(b) Plan, you must meet one of the six triggering events:

< attainment of age 59-1/2;
< separation from service;
< death;
< disability;
< plan termination; or
< financial hardship.

If those amounts are not eligible for distribution, the defaulted loan balance plus accrued interest and any Withdrawal Charge will be considered a "deemed distribution" and will be withdrawn when those Surrender Values become eligible. Either a distribution or a deemed distribution will be considered a currently taxable event, and may be subject to Federal tax withholding, the Withdrawal Charge and the Federal early withdrawal penalty tax.

Your Policy Surrender Value will provide the collateral for the loan. The amount of Surrender Value serving as collateral will be placed in a loan collateral account. The loan collateral account is part of the General Account. You may specify the allocation option from which amounts will be transferred to the loan collateral account. If you do not specify the allocation options, amounts will be transferred from the Variable Sub-accounts and Guaranteed Interest Accounts in the same proportion that your Accumulation Value in each allocation option bears to your total Accumulation Value.

Until the loan has been repaid, amounts in the loan collateral account will be credited interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. Your Policy guarantees that the interest rate credited to the loan collateral account will never be less than 3%. Loan repayments will be deducted from the loan collateral account and allocated to the allocation options based on your current allocation elections.

If you make a Full Withdrawal of your Policy while a loan is outstanding, the Surrender Value you receive will be reduced by the amount of the loan outstanding plus any accrued interest. If you die while a loan is outstanding, the Death Benefit paid to the Beneficiary will be reduced by the amount of the loan outstanding plus any accrued interest. If the Maturity Date occurs while a loan is outstanding, the amount of the Accumulation Value applied under any payment option will be reduced by the amount of the loan outstanding plus accrued interest.

additional information about the separate account
--------------------------------------------------------------------------------

>ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right to transfer assets of the Separate Account, which we determine to be associated with the class of policies to which the Policy belongs, to another separate account. If this type of transfer is made, the term "Separate Account," as used herein shall then mean the separate account to which the assets were transferred.

We further reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another Portfolio or of another registered open-end management investment company. If required by law, we will not substitute any shares attributable to a Policy's interest in a Variable Sub-account of the Separate Account without notice and prior approval of the SEC and state insurance authorities.

We also reserve the right to establish additional Variable Sub-accounts of the Separate Account, each of which would invest in shares corresponding to a new investment portfolio of the existing Portfolio or in shares of another investment company. Subject to applicable law and any required SEC approval, we may, in our sole discretion, establish new Variable Sub-accounts, eliminate one or more Variable Sub-accounts, or combine Variable Sub-accounts if marketing needs, tax considerations or investment conditions warrant. Any new Variable Sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

If any of these substitutions or changes are made, we may by appropriate endorsement change the Policy to reflect the substitution or change. If we deem it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under the Act if registration is no longer required; or it may be combined with other separate accounts of the Company. Further we reserve the right, when permitted by law, to manage the Separate Account under the direction of a committee at any time. We will notify you of our intent to exercise any of these reserved rights with respect to the Separate Account. If you choose not to accept such change(s), you may request cancellation of your Policy and receive the Surrender Value.


>PERFORMANCE DATA

From time-to-time we may use the yield of the JPVF Money Market Variable Sub-account and total returns of other Variable Sub-accounts in advertisements and sales literature. Performance data is not intended to and does not indicate future performance.


JPVF Money Market Variable Sub-account Yield. The yield of the JPVF Money Market Variable Sub-account refers to the annualized income generated by an investment in that Variable Sub-account over a specified seven-day period. The yield is "annualized" by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of that investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Variable Sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Variable Sub-account Yield. We may from time-to-time advertise or disclose the current annualized yield of one or more of the Variable Sub-accounts of the Separate Account (except the JPVF Money Market Variable Sub-account) for 30-day periods. The annualized yield of a Variable Sub-account refers to income generated by the Variable Sub-account over a specific 30-day period. Because the yield is annualized, the yield generated by a Variable Sub-account during the 30-day period is assumed to be generated each 30-day period over a 12-month period.

The yield is computed by:

< dividing the net investment income of the Variable Sub-account less Variable
  Sub-account expenses for the period,
< by the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period,
< compounding that yield for a six month period, and
< multiplying that result by 2.

Expenses attributable to the Variable Sub-account include:

< the Mortality and Expense Risk Charge,
< the Administrative Expense Charge, and
< the Annual Administrative Fee, if applicable.

Because of the charges and deductions imposed by the Separate Account, the yield for a Variable Sub-account of the Separate Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any Withdrawal Charge or premium taxes that may be applicable to a particular Policy. The yield on amounts held in the Variable Sub-accounts of the Separate Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return.

Total Return. Total returns for the Sub-accounts may be calculated pursuant to a standardized formula or in non-standardized manners. The standardized total return of the Variable Sub-accounts refers to return quotations assuming an investment has been held in the Variable Sub-account for various periods of time including, but not limited to, one year, five years, and ten years (if the Variable Sub-account has been in operation for those periods), and a period measured from the date the Variable Sub-account commenced operations. The total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Accordingly, the total return quotations will reflect not only income but also changes in principal value (that is, changes in the Accumulation Unit values), whereas the yield figures will only reflect income. In addition, the standardized total return quotations will reflect the Withdrawal Charge imposed on Full or Partial Withdrawals.

In addition, we may from time-to-time also disclose total return in non-standard formats and cumulative total return for the Variable Sub-accounts. The non-standard average annual total return and cumulative total return would not reflect any applicable Withdrawal Charge, which if reflected would lower the performance figures.

We may from time-to-time also disclose standard total returns and non-standard total returns for the Variable Sub-accounts based on or covering periods of time other than those indicated above. All non-standard performance data will only be disclosed if the standard total return is also disclosed. For additional information regarding the calculation of performance data, please refer to the Statement of Additional Information.

Performance Comparisons. From time-to-time, in advertisements, sales literature, or in reports to you, we may compare the performance of the Variable Sub-accounts to that of other variable accounts or investment vehicles with similar investment objectives or to relevant indices published by recognized mutual fund or variable annuity statistical rating services or publications of general variable annuity statistical rating services or publications of general interest such as Forbes or Money magazines. For example, a Variable Sub-account's performance might be compared to that of other accounts or investments with a similar investment objective as compiled by Lipper Analytical Services, Inc., VARDs, Morningstar, Inc., or by others. In addition, a Variable Sub-account's performance might be compared to that of recognized stock market indicators including, but not limited to, the Standard & Poor's 500 Stock Index (which is a group of unmanaged securities widely regarded by investors as representative of the stock market in general) and the Dow Jones Industrial Average (which is a price-weighted average of 30 large, well-known industrial stocks that are generally the leaders in their industry). Performance comparisons should not be considered representative of the future performance of a Variable Sub-account.

General. Performance data may also be calculated for shorter or longer base periods. The Separate Account may use various base periods as may be deemed necessary or appropriate to provide investors with the most informative performance data information, depending on the then-current market conditions.

Performance will vary from time-to-time, and historical results will not be representative of future performance. Performance information may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. A Portfolio's total returns should not be expected to be the same as the returns of other funds, whether or not both funds have the same portfolio managers and/or similar names. Current yield is not fixed and varies with changes in investment income and Accumulation Unit values. The JPVF Money Market Variable Sub-account yield will be affected if it experiences a net inflow of new money which it invests at interest rates different from those being earned on its then-current investments. An investor's principal in a Variable Sub-account and a Variable Sub-account's return are not guaranteed and will fluctuate according to market conditions. Also, as noted above, advertised performance data figures will be historical figures for a Policy during the Pay-in Period.


>COMPANY RATINGS


We may from time-to-time publish (in advertisements, sales literature and reports to you) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, our claims-paying ability as measured by Standard and Poor's Insurance Ratings Services, or Fitch may be referred to in such advertisements, sales literature, or reports. These ratings are opinions regarding our financial capacity to meet the obligations of our insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


general policy provisions
--------------------------------------------------------------------------------

>ENTIRE POLICY


The entire Policy consists of the Policy, any attached riders and endorsements, and the attached copy of the application. Only our Chief Executive Officer, President, one of our Executive Vice Presidents or the Secretary may change the Policy. The change must be in writing. No registered representative is authorized to change the Policy or to change or waive any provisions of the Policy.



>RELIANCE ON INFORMATION PROVIDED IN APPLICATION

In issuing the Policy, we will rely on the statements made in the application. We deem all such statements to be representations and not warranties. We assume that these statements are true and complete to the best of the knowledge and belief of those who made them. We will not use any statement made in connection with the application to void the Policy unless that statement is a material misrepresentation and is part of the application.


>VARIATIONS IN POLICY PROVISIONS

Certain provisions of your Policy may vary from the descriptions in this Prospectus in order to comply with different state laws. Any such variations will be included in your Policy or in riders or endorsements to your Policy.


>MEASUREMENT OF DATES

Policy Years, quarters, months, and anniversaries are measured from the Policy Date, except where otherwise specified.

>CALCULATION OF AGE

References in the Policy to a person's age on any date refer to his or her age on that person's last birthday.


>MISSTATEMENT OF AGE

If the age of the Annuitant has been misstated, any amount payable under the Policy will be what would have been purchased at the correct age. If payments were made based on incorrect age, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 6.0% per year, from the date of the wrong payment to the date the adjustment is made.



>ASSIGNMENT OF THE POLICY

While the Annuitant is living, and except for Qualified Policies, you may assign the Policy or any interest you have in it. Any irrevocable Beneficiary must agree to the assignment. If there is a Joint Owner, the Joint Owner must agree to any assignment. Your interest, and anyone else's, will then be subject to that assignment. As Owner, you still have the rights of ownership that you have not assigned.

An assignee cannot change the Owner, Annuitant or Beneficiary, and may not elect an alternative payment option. Any amount payable to the assignee will be made in one lump sum.

To assign the Policy, you must provide us a copy of the assignment. We are not bound by an assignment unless we receive written notice at our Variable Annuity Service Center. We are not responsible for the validity of any assignment. An assignment will be subject to any payment previously made by us or any other action we may take before recording the assignment.

State law such as those governing marital property may affect your ability to encumber the Policy.


>NONPARTICIPATING

The Policy is nonparticipating and will not share in any surplus earnings of the Company. No dividends are payable on the Policy.


>NON-BUSINESS DAYS

If the due date for any activity required by the Policy falls on a non-business day for the Company, performance will be rendered on the first business day following the due date.


>REGULATORY REQUIREMENTS

All interest guarantees, withdrawal benefits, and amounts payable at death will not be less than the minimum benefits approved under the laws and regulations of the state in which the Policy is delivered.

We will administer the Policy in accordance with the U.S. tax laws and regulations in order to retain its status as an annuity policy.

The Policy is deemed to include all state and Federal laws that apply.


legal proceedings
--------------------------------------------------------------------------------

We are not involved in any litigation that is of material importance in relation to our general account assets. In addition, there are no legal proceedings to which the Separate Account is a party.


available information
--------------------------------------------------------------------------------

We have filed a registration statement (the "Registration Statement") with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933 relating to the Policies offered by this Prospectus. This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Reference is hereby made to such Registration Statement for further information relating to the Company and the Policies. The Registration Statement may be inspected and copied at the public reference facilities of the SEC at Room 1024, 450 Fifth Street, N.W, Washington, D.C. 20549. Copies of such materials also can be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W, Washington, D.C. 20549, (telephone no. 202-942-8090), at prescribed rates or may be found at the SEC's Web Site at http://www.sec.gov.

statement of additional information
--------------------------------------------------------------------------------

A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


>TABLE OF CONTENTS




                                               Page
                                               ----
Jefferson Pilot Financial Insurance
 Company ..................................     3
More information About the Policy .........     3
Determination of Variable Sub-account
 Accumulation Unit Values .................     3
Calculation of Annuity Unit Value .........     4
Pay-out Period Transfer Formulas ..........     5
Administration ............................     5
Records and Reports .......................     6
Custody of Assets .........................     6
Administrator .............................     6
Principal Underwriter .....................     6
Performance Data and Calculations .........     7
 Money Market Variable Sub-account
  Yield  ..................................     7
 Other Variable Sub-account Yields ........     7
 Variable Sub-account Total Return
  Calculations: Standardized ..............     9
 Other Performance Data:
  Non-Standardized ........................     9
  Other Information ........................   11
Other Information .........................    12
Experts ...................................    12
Financial Statements ......................    12

appendix i
--------------------------------------------------------------------------------

>WITHDRAWAL CHARGE CALCULATION



A Withdrawal Charge may be deducted from the Accumulation Value upon Partial Withdrawal or Full Withdrawal of the Policy (See "Withdrawal Charge", p. 30.)



The Withdrawal Charge is calculated as follows:


The Withdrawal Charge for each premium is calculated as follows:


(S-Free) \x X% = WC, but not less than zero.


Where:


 S = the amount of premium withdrawn, premiums are withdrawn in the order in which they were received


 Free = the 10% free withdrawal amount, net of any other free withdrawals during the current policy year


 WC = the Withdrawal Charge amount


 X = the following Withdrawal Charge percentage, a separate Withdrawal Charge applies to each premium



  Complete Years
  Elapsed Since
 Premium Payment     Withdrawal Charge
-----------------   ------------------
    Less than 2             8%
        2                   7%
        3                   6%
        4                   5%
        5                   4%
        6                   3%
        7                   0%

Example:

Assume an initial premium payment of $10,000 in policy year 1, and an additional premium payment of $5,000 in policy year 2. Also assume that after earnings, the Accumulation Value in policy year 3 is $16,000.

1. If there is a Full Withdrawal during policy year 3:

   Withdrawal Charge = ($10,000 - $1,500) \x .07 + ($5,000 \x .08) = $995

Thus, the Surrender Value would be $16,000 - $995 = $15,005. Premium taxes and the annual administrative fee may also be applicable.

2. If there is a Partial Withdrawal of $5,000 during policy year 3:

   Earnings of $1,000 are withdrawn without Withdrawal Charges, therefore premium of $4,000 must be withdrawn

   Withdrawal Charge = ($4,000 - $1,500) \x .07 = $175

Thus the Accumulation Value would be reduced by $5,000 and you would receive $4,825. Premium taxes may also be applicable.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]
appendix ii
--------------------------------------------------------------------------------


>MARKET VALUE ADJUSTMENT CALCULATION AND EXAMPLES



The formula which will be used to determine the Market Value Adjustment is:

         |                                |
         ||      1 + I    |      (N/12)   |
         ||  ------------ |            -1 |         \x A
         |   1 + J + .004                 |

NOTE: The Market Value Adjustment will be limited so that it does not reduce the return on the Guaranteed Interest Account below 3.0% per year.

I = The Guaranteed Interest Rate in effect for the current Interest Rate Guarantee Period (expressed as a decimal, (e.g., 1% = .01).)

J = The interest rate (expressed as a decimal e.g. 1% = .01) for the Guaranteed Interest Account currently available for the period of time most closely approximating the duration remaining in the current Interest Rate Guarantee Period (Fractional years will be rounded to the nearest month and the interest rate will be calculated using linear interpolation. If an interest rate for the Guaranteed Interest Account is not available, and cannot be calculated by linear interpolation, a substitute interest rate will be used. The substitute interest rate will be no less favorable to you than the most recent U.S. Treasury Yield for the maturity closest to the duration remaining plus 1.00%). If the period is less than 1 year then the Company will use the currently available interest rate for the 1-year option.

N = The number of complete months from the Full or Partial Withdrawal to the end of the current Interest Rate Guarantee Period.

A = The amount surrendered, withdrawn or transferred.

The ".004" in the formula is a factor designed to cover anticipated costs of liquidation investments. Thus, the Guaranteed Interest Rate ("I") must be at least 0.4% higher than the currently available interest rate for new money in the Guaranteed Interest Account for there to be a positive market value adjustment. If it is lower than J or higher but less than 0.4% higher, the Market Value Adjustment is negative.

Examples of Market Value Adjustment

Assume a Guaranteed Interest Account Value of $50,000, a five year guaranteed period with an guaranteed interest rate of 6%, and a original payment of $42,000 at the beginning of the current guaranteed period.

1. If there is a Full Withdrawal at the beginning of the fourth year with two years remaining in the interest rate guarantee period:

         a. If the current interest rate available for a two-year Guaranteed Interest Account is 5%:

                               1.06            (24/12)
             MVA = $50,000 \x  ----                    -1     = $570.88
                               1.054

             Free Withdrawal Amount = ($42,000 \x .10) = $4,200.00
             Withdrawal Charge = ($42,000 - $4,200) \x .06 = $2,268.00
             Thus the surrender proceeds = $50,000.00 + $570.88 - $2,268.00 =
             $48,302.88 - any applicable premium taxes or annual administrative fees

         b. If the current interest rate available for a two-year Guaranteed Interest Account is 7%:

                               1.06            (24/12)
             MVA = $50,000 \x  ----                    -1       = -$1,295.04
                               1.074

             Minimum Market Value Adjustment with 3% guaranteed return =

             $42,000 \x (1.03)(3) - $50,000 = - $4,105.47

             Since - $1,295.04 is greater than - $4,105.47, the actual MVA is - $1,295.04

             Free Withdrawal Amount = ($42,000 \x .10) = $4,200.00
             Withdrawal Charge = ($42,000 - $4,200) \x .06 = $2,268.00
             Thus the surrender proceeds = $50,000.00 - $1,295.04 - $2,268.00 =
             $46,436.96 - any applicable premium tax or annual administrative fees

2. If there is a Full Withdrawal at the beginning of the tenth year (thus, no Withdrawal Charge applies) with three years remaining in the interest rate guarantee period:

         a. If the current interest rate available for a three-year Guaranteed Interest Account is 5%:

                               1.06            (36/12)
             MVA = $50,000 \x  ----                    -1       = $858.76
                               1.054

             Free Withdrawal Amount = $50,858.76
             Withdrawal Charge = 0

             Thus the surrender proceeds = $50,000.00 + $858.76 = $50,858.76 -
             any applicable premium tax or annual administrative fees

         b. If the current interest rate available for a three-year Guaranteed Interest Account is 7%:

                               1.06            (36/12)
             MVA = $50,000 \x  ----                     -1       = -$1,929.93
                               1.074

             Minimum Market Value Adjustment with 3% guaranteed return =

             $42,000 \x (1.03)(2) - $50,000 = - $5,442.20
             Since - $1,929.93 is greater than - $5,442.20, the actual MVA is - $1,929.93


             Free Withdrawal Amount = $48,070.07
             Withdrawal Charge = 0
             Thus the surrender proceeds = $50,000.00 - $1,929.93 = $48,070.07
             - any applicable premium tax or annual administrative fees


3. If there is a partial withdrawal of $10,000 at the beginning of the fourth year with two years remaining in the interest rate guarantee period;


         a. If the current interest rate available for a two-year Guaranteed Interest Account is 5%:

                               1.06            (24/12)
             MVA = $10,000 \x  ----                     -1         = $114.18
                               1.054

             Free Withdrawal Amount = ($42,000 \x .10) = $4,200.00
             Withdrawal Charge = ($10,000 - $4,200) \x .06 = $348.00
             Thus the surrender proceeds = $10,000.00 + $114.18 - $348.00 =
             $9,766.18 - any applicable premium tax or annual administrative fees


         b. If the current interest rate available for a two-year Guaranteed Interest Account is 7%:

                               1.06            (24/12)
             MVA = $10,000 \x  ----                     -1          = -$259.01
                               1.074

             Minimum Market Value Adjustment with 3% guaranteed return =

             $42,000 \x (1.03)(3) - $50,000 = - $4,105.47
             Since - $259.01 is greater than - $4,105.47, the actual MVA is - $259.01


             Free Withdrawal Amount = ($42,000 \x .10) = $4,200.00
             Withdrawal Charge = ($10,000 - $4,200) \x .06 = $348.00
             Thus the surrender proceeds = $10,000.00 - $259.01 - $348.00 =
             $9,392.99 - any applicable premium tax or annual administrative fees


4. If there is a partial withdrawal of $10,000 at the beginning of the tenth year (thus, no Withdrawal Charge applies) with three years remaining in the interest rate guarantee period:


         a. If the current interest rate available for a three-year Guaranteed Interest Account is 5%:

                               1.06            (36/12)
             MVA = $10,000 \x  ----                     -1         = $171.75
                               1.054

             Free Withdrawal Amount = $10,171.75
             Withdrawal Charge = 0
             Thus the surrender proceeds = $10,000 + $171.75 = $10,171.75 - any applicable premium tax or administrative fees


         b. If the current interest rate available for a three-year Guaranteed Interest Account is 7%:

                               1.06            (36/12)
             MVA = $10,000 \x  ----                    -1            = -$385.99
                               1.074

             Minimum Market Value Adjustment with 3% guaranteed return =


             $42,000 \x (1.03)(2) - $50,000 = - $5,442.20
             Since - $385.99 is greater than - $5,442.20, the actual MVA is - $385.99


             Free Withdrawal Amount = $9,614.01
             Withdrawal Charge = 0
             Thus the surrender proceeds = $10,000.00 - $385.99 = $9,614.01 -
             any applicable premium tax or annual administrative fees

                      [THIS PAGE INTENTIONALLY LEFT BLANK]
appendix iii
--------------------------------------------------------------------------------

>CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following tables set forth certain information regarding the Variable Sub-accounts for a Policy since the commencement of business operations on November 13, 2000.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Variable Sub-account for the periods indicated are as follows:


                              NO OPTIONAL BENEFITS
                  (SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%)
--------------------------------------------------------------------------------

                                        2000
                                        ----
JPVF GROWTH SUB-ACCOUNT
Accumulation unit value
o Beginning of period                 $10.000
o End of period                       $ 9.703
Number of accumulation units
o End of period                         3,100
JPVF EMERGING GROWTH SUB-ACCOUNT
Accumulation unit value
o Beginning of period                 $10.000
o End of period                       $10.160
Number of accumulation units
o End of period                         2,187
JPVF CAPITAL GROWTH SUB-ACCOUNT
Accumulation unit value
o Beginning of period                 $10.000
o End of period                       $ 9.465
Number of accumulation units
o End of period                        10,934
JPVF SMALL COMPANY SUB-ACCOUNT
Accumulation unit value
o Beginning of period                 $10.000
o End of period                       $10.350
Number of accumulation units
o End of period                           232


                                      III-1

                                           2000
                                           ----
JPVF S&P 500 INDEX SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $10.037
Number of accumulation units
o End of period                              7,847
JPVF VALUE SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $10.000
Number of accumulation units
o End of period                                 47
JPVF INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $ 9.587
Number of accumulation units
o End of period                              2,157
JPVF WORLD GROWTH STOCK SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $10.211
Number of accumulation units
o End of period                                250
JPVF BALANCED SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $10.215
Number of accumulation units
o End of period                              9,413
JPVF HIGH YIELD BOND SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $10.278
Number of accumulation units
o End of period                              5,581
JPVF MONEY MARKET SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $10.003
Number of accumulation units
o End of period                              3,233
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o End of period                            $ 9.612
Number of accumulation units
o End of period                              3,287


                                      III-2

                                                     2000
                                                     ----
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $10.441
Number of accumulation units
o End of period                                          334
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $10.090
Number of accumulation units
o End of period                                        2,027
MFS RESEARCH SERIES SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $ 9.338
Number of accumulation units
o End of period                                        3,118
MFS UTILITIES SERIES SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $10.245
Number of accumulation units
o End of period                                        3,207
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $ 9.912
Number of accumulation units
o End of period                                           47
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $10.252
Number of accumulation units
o End of period                                        2,787
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation unit value
o Beginning of period                                $10.000
o End of period                                      $10.134
Number of accumulation units
o End of period                                        2,789



                                     III-3

                        ENHANCED DEATH BENEFIT OPTION 1
                  (SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.35%)





                                           2000
                                           ----
JPVF GROWTH SUB-ACCOUNT
Accumulation unit value
o Beginning of period                      $10.000
o  End of period                           $ 9.702
Number of accumulation units
o  End of period                               144
JPVF EMERGING GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.159
Number of accumulation units
o  End of period                               195
JPVF CAPITAL GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.463
Number of accumulation units
o  End of period                               143
JPVF SMALL COMPANY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.350
Number of accumulation units
o  End of period                                 0
JPVF S&P 500 INDEX SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.036
Number of accumulation units
o  End of period                               119
JPVF VALUE SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.000
Number of accumulation units
o  End of period                                 0
JPVF INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.586
Number of accumulation units
o  End of period                                 0
JPVF WORLD GROWTH STOCK SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.211
Number of accumulation units
o  End of period                                 0


                                      III-4

                                            2000
                                            ----
JPVF BALANCED SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.215
Number of accumulation units
o  End of period                                  0
JPVF HIGH YIELD BOND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.277
Number of accumulation units
o  End of period                                  0
JPVF MONEY MARKET SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.003
Number of accumulation units
o  End of period                                  0
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.611
Number of accumulation units
o  End of period                                 63
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.440
Number of accumulation units
o  End of period                                  0
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.090
Number of accumulation units
o  End of period                                  0
MFS RESEARCH SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.337
Number of accumulation units
o  End of period                                128
MFS UTILITIES SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.244
Number of accumulation units
o  End of period                                187


                                      III-5

                                                     2000
                                                     ----
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $ 9.911
Number of accumulation units
o  End of period                                         120
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.252
Number of accumulation units
o  End of period                                           0
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.133
Number of accumulation units
o  End of period                                           0






                                     III-6

                        ENHANCED DEATH BENEFIT OPTION 2
                  (SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40%)





                                           2000
                                           ----
JPVF GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.701
Number of accumulation units
o  End of period                                 0
JPVF EMERGING GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.159
Number of accumulation units
o  End of period                               429
JPVF CAPITAL GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.463
Number of accumulation units
o  End of period                                 0
JPVF SMALL COMPANY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.349
Number of accumulation units
o  End of period                                 0
JPVF S&P 500 INDEX SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.036
Number of accumulation units
o  End of period                             2,947
JPVF VALUE SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.000
Number of accumulation units
o  End of period                                 0
JPVF INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.586
Number of accumulation units
o  End of period                                 0
JPVF WORLD GROWTH STOCK SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.210
Number of accumulation units
o  End of period                                 0


                                      III-7

                                            2000
                                            ----
JPVF BALANCED SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.214
Number of accumulation units
o  End of period                                  0
JPVF HIGH YIELD BOND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.277
Number of accumulation units
o  End of period                                  0
JPVF MONEY MARKET SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.003
Number of accumulation units
o  End of period                              5,954
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.610
Number of accumulation units
o  End of period                              3,516
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.439
Number of accumulation units
o  End of period                                  0
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.089
Number of accumulation units
o  End of period                                  0
MFS RESEARCH SERIES SUB-ACOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.337
Number of accumulation units
o  End of period                                  0
MFS UTILITIES SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.243
Number of accumulation units
o  End of period                                  0


                                      III-8

                                                     2000
                                                     ----
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $ 9.910
Number of accumulation units
o  End of period                                       3,000
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.251
Number of accumulation units
o  End of period                                           0
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.133
Number of accumulation units
o  End of period                                           0






                                     III-9

         OPTIONAL EXTENDED CARE CONFINEMENT AND TERMINAL ILLNESS RIDER
                  (SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.30%)





                                           2000
                                           ----
JPVF GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.702
Number of accumulation units
o  End of period                             2,104
JPVF EMERGING GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.160
Number of accumulation units
o  End of period                               142
JPVF CAPITAL GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.464
Number of accumulation units
o  End of period                             1,962
JPVF SMALL COMPANY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.350
Number of accumulation units
o  End of period                                 0
JPVF S&P 500 INDEX SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.036
Number of accumulation units
o  End of period                                48
JPVF VALUE SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.000
Number of accumulation units
o  End of period                                 0
JPVF INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.587
Number of accumulation units
o  End of period                                 0
JPVF WORLD GROWTH STOCK SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.211
Number of accumulation units
o  End of period                                 0


                                      III-10

                                            2000
                                            ----
JPVF BALANCED SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.215
Number of accumulation units
o  End of period                                  0
JPVF HIGH YIELD BOND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.278
Number of accumulation units
o  End of period                                  0
JPVF MONEY MARKET SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.003
Number of accumulation units
o  End of period                                  0
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.612
Number of accumulation units
o  End of period                                600
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.440
Number of accumulation units
o  End of period                                438
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.090
Number of accumulation units
o  End of period                                 48
MFS RESEARCH SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.338
Number of accumulation units
o  End of period                                358
MFS UTILITIES SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.245
Number of accumulation units
o  End of period                                902


                                      III-11

                                                     2000
                                                     ----
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $ 9.911
Number of accumulation units
o  End of period                                       1,726
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.252
Number of accumulation units
o  End of period                                           0
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.134
Number of accumulation units
o  End of period                                           0






                                     III-12

                        ENHANCED DEATH BENEFIT OPTION 1
                                      AND
         OPTIONAL EXTENDED CARE CONFINEMENT AND TERMINAL ILLNESS RIDER
                  (SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40%)





                                           2000
                                           ----
JPVF GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.701
Number of accumulation units
o  End of period                                 0
JPVF EMERGING GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.159
Number of accumulation units
o  End of period                                 0
JPVF CAPITAL GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.463
Number of accumulation units
o  End of period                                 0
JPVF SMALL COMPANY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.349
Number of accumulation units
o  End of period                                 0
JPVF S&P 500 INDEX SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.036
Number of accumulation units
o  End of period                                 0
JPVF VALUE SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.000
Number of accumulation units
o  End of period                                 0
JPVF INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.586
Number of accumulation units
o  End of period                                 0


                                      III-13

                                            2000
                                            ----
JPVF WORLD GROWTH STOCK SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.210
Number of accumulation units
o  End of period                                  0
JPVF BALANCED SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.214
Number of accumulation units
o  End of period                                  0
JPVF HIGH YIELD BOND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.277
Number of accumulation units
o  End of period                                  0
JPVF MONEY MARKET SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.003
Number of accumulation units
o  End of period                                  0
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.610
Number of accumulation units
o  End of period                                  0
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.439
Number of accumulation units
o  End of period                                  0
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.089
Number of accumulation units
o  End of period                                  0
MFS RESEARCH SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.337
Number of accumulation units
o  End of period                                  0


                                      III-14

                                                     2000
                                                     ----
MFS UTILITIES SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.243
Number of accumulation units
o  End of period                                           0
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $ 9.910
Number of accumulation units
o  End of period                                           0
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.251
Number of accumulation units
o  End of period                                           0
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.133
Number of accumulation units
o  End of period                                           0






                                     III-15

                        ENHANCED DEATH BENEFIT OPTION 2
                                      AND
         OPTIONAL EXTENDED CARE CONFINEMENT AND TERMINAL ILLNESS RIDER
                  (SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.45%)





                                           2000
                                           ----
JPVF GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.701
Number of accumulation units
o  End of period                             3,075
JPVF EMERGING GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.158
Number of accumulation units
o  End of period                             3,000
JPVF CAPITAL GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.462
Number of accumulation units
o  End of period                             3,034
JPVF SMALL COMPANY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.349
Number of accumulation units
o  End of period                                 0
JPVF S&P 500 INDEX SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.035
Number of accumulation units
o  End of period                                 0
JPVF VALUE SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $10.000
Number of accumulation units
o  End of period                                 0
JPVF INTERNATIONAL EQUITY SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                     $10.000
o  End of period                           $ 9.586
Number of accumulation units
o  End of period                                 0


                                      III-16

                                            2000
                                            ----
JPVF WORLD GROWTH STOCK SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.210
Number of accumulation units
o  End of period                                  0
JPVF BALANCED SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.214
Number of accumulation units
o  End of period                                  0
JPVF HIGH YIELD BOND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.277
Number of accumulation units
o  End of period                                  0
JPVF MONEY MARKET SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.003
Number of accumulation units
o  End of period                                  0
FIDELITY VIP GROWTH SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.610
Number of accumulation units
o  End of period                                  0
FIDELITY VIP EQUITY-INCOME SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.439
Number of accumulation units
o  End of period                              3,000
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $10.089
Number of accumulation units
o  End of period                                  0
MFS RESEARCH SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                      $10.000
o  End of period                            $ 9.336
Number of Accumulation units
o  End of period                              3,140


                                      III-17

                                                     2000
                                                     ----
MFS UTILITIES SERIES SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.243
Number of accumulation units
o  End of period                                           0
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $ 9.910
Number of accumulation units
o  End of period                                           0
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.251
Number of Accumulation units
o  End of period                                           0
OPPENHEIMER BOND/VA SUB-ACCOUNT
Accumulation unit value
o  Beginning of period                               $10.000
o  End of period                                     $10.133
Number of accumulation units
o  End of period                                           0


                                      III-18

                      JPF VARIABLE ANNUITY SEPARATE ACCOUNT

                                   Offered by

                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

                                One Granite Place
                          Concord, New Hampshire 03301

                                  ------------


                       STATEMENT OF ADDITIONAL INFORMATION




This Statement of Additional Information expands upon certain subjects discussed in the current Prospectus for the Jefferson Pilot Financial Insurance Company Pilot Classic Variable Annuity Policy (the "Policy") offered by Jefferson Pilot Financial Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 2001 by calling 1-800-258-3648, ext. 5394, or by writing Variable Annuity Service Center, One Granite Place, P.O. Box 515, Concord, New Hampshire 03302-0515. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE POLICY, THE JEFFERSON PILOT VARIABLE FUND, INC.; THE AMERICAN CENTURY VP INTERNATIONAL FUND; THE AYCO SERIES TRUST; THE VARIABLE INSURANCE PRODUCTS FUND; THE VARIABLE INSURANCE PRODUCTS FUND II; THE MFS VARIABLE INSURANCE TRUST; THE OPPENHEIMER VARIABLE ACCOUNT FUNDS; AND THE PIMCO VARIABLE INSURANCE TRUST.



                               Dated: May 1, 2001

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----


Jefferson Pilot Financial Insurance Company................................. 3

More Information About the Policy........................................... 3

Determination of Variable Sub-account Accumulation Unit Values.............. 3

Calculation of Annuity Unit Value .......................................... 4

Pay-Out Period Transfer Formulas............................................ 5

Administration.............................................................. 5

Records and Reports......................................................... 6

Custody of Assets........................................................... 6

Administrator .............................................................. 6

Principal Underwriter....................................................... 6

Performance Data and Calculations........................................... 7
    Money Market Variable Sub-account Yield................................. 7
    Other Variable Sub-account Yields....................................... 7
    Variable Sub-account Total Return Calculations: Standardized............ 9
    Other Performance Data:  Non-Standardized............................... 9
    Other Information...................................................... 11
Other Information.......................................................... 12
Experts ................................................................... 12
Financial Statements ...................................................... 12

In order to supplement the description in the Prospectus, the following provides additional information about the Company and the Policy which may be of interest to you.

                   JEFFERSON PILOT FINANCIAL INSURANCE COMPANY

Effective April 30, 1997, the Company, then known as Chubb Life Insurance Company of America, was acquired by Jefferson-Pilot Corporation from The Chubb Corporation. Effective May 1, 1998, the Company changed its name to Jefferson Pilot Financial Insurance Company.

Effective August 1, 2000, Alexander Hamilton Life Insurance Company of America ("Alexander Hamilton Life") and Guarantee Life Insurance Company ("GLIC") merged with and into the Company, with the Company as the surviving entity. Both Alexander Hamilton Life and GLIC were affiliates of the Company. Alexander Hamilton Life was a stock life company initially organized under the laws of the State of North Carolina in 1981, and reincorporated in the State of Michigan in September 1995. GLIC was a stock life insurance company incorporated under the laws of the State of Nebraska. GLIC originally was organized in 1901 as a mutual assessment association and, after a period as a mutual life insurance company, became a stock life insurance company on December 26, 1995.

Upon the merger, the existence of Alexander Hamilton Life and GLIC ceased, and the Company became the surviving company. At the time of the merger, the Company assumed all of the variable annuity contracts issued by Alexander Hamilton Life and the applicable separate account became a separate account of the Company. GLIC did not have any separate accounts or insurance contracts registered with the SEC.

In approving the merger on July 14, 2000, the boards of directors of the Company, Alexander Hamilton Life and GLIC determined that the merger of three financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which together, would be in the long-term interests of their respective contract owners. On July 14, 2000, the respective 100% stockholders of the Company, Alexander Hamilton Life and GLIC voted to approve the merger. In addition, the Nebraska Department of Insurance approved the merger.


                        MORE INFORMATION ABOUT THE POLICY
         DETERMINATION OF VARIABLE SUB-ACCOUNT ACCUMULATION UNIT VALUES

         ACCUMULATION UNITS. Accumulation Units are used to account for all amounts allocated to or withdrawn from the Separate Account. The Company will determine the number of Accumulation Units of a Variable Sub-account by dividing the net premium payment allocated to (or the amount withdrawn from) the Variable Sub-account by the dollar value of one Accumulation Unit on the date of the transaction. The Separate Account Value will consist of the sum of the value of all Accumulation Units in all Variable Sub-accounts credited to the Policy on the applicable Valuation Day.

         ACCUMULATION UNIT VALUE. The value of an Accumulation Unit in a Variable Sub-account on any Valuation Day is the product of (a) the value on the preceding Valuation Day and (b) the Net Investment Factor for the Variable Sub-account for the Valuation Period just ended. The value of an Accumulation Unit in each of the Sub-accounts was arbitrarily established at the inception of the Separate Account's operation. The value was established at $10.00 for each of the Variable Sub-accounts.

         A VALUATION DAY is any day on which the New York Stock Exchange is open for trading except for normal federal holiday closing or when the SEC has determined that a state of emergency exists. In addition, the Company will be closed on the following local or regional business holidays which shall not constitute a Valuation Day: Good Friday, the Friday following Thanksgiving and the day before and/or following Christmas Day.

         A VALUATION PERIOD is the period of time beginning at the close of trading of the New York Stock Exchange on any Valuation Day and ending at the close of business on the next Valuation Day. A Valuation Period may be one day or more than one day.

         NET INVESTMENT FACTOR. The Company calculates the Net Investment Factor for a Valuation Period for each Variable Sub-account by dividing (a) by (b) and subtracting (c) from the result, where:

         (a)      is the sum of:

                  (1) the net asset value of a Portfolio share held in the Separate Account for that Variable Sub-account determined at the end of the current Valuation Period, plus

                  (2) the per share amount of any dividend or capital gain distributions made for shares held in the Separate Account for that Variable Sub-account if the ex-dividend date occurs during the Valuation Period.

         (b) is the net asset value of a Portfolio share held in the Separate Account for that Variable Sub-account determined as of the end of the preceding Valuation Period.

         (c) is a factor representing the Mortality and Expense Risk Charge and the Administrative Expense Charge. This factor is equal, on an annual basis, to 1.25% (1.10% + 0.15%) of the daily net asset value of Portfolio shares held in the Separate Account for that Variable Sub-account.

The Net Investment Factor may be greater or less than one; therefore, the Accumulation Unit value may increase or decrease.


                        CALCULATION OF ANNUITY UNIT VALUE


o Annuity Units and Payments. The dollar amount of each Variable Annuity Payment depends on the number of Annuity Units credited to that Payment Option and the value of those units. The number of Annuity Units is determined as follows:

          1. The dollar amount of the first payment with respect to each Variable Sub-account is determined by multiplying the portion of the Accumulation Value to be applied to the Variable Sub-account by the variable annuity purchase rate specified in the Settlement Option Table in the Policy.

          2. The number of Annuity Units credited in each Variable Sub-account is then determined by dividing the dollar amount of the first payment by the value of one Annuity Unit in that Variable Sub-account on the Maturity Date.

          3. The amount of each subsequent Annuity Payment equals the product of the Annuitant's number of Annuity Units and the Annuity Unit values on the payment date. The amount of each payment may vary.

o Annuity Unit Value. The value of the Annuity Units will increase or decrease on a daily basis to reflect the investment performance of the applicable Portfolio. The value of an Annuity Unit in a Variable Sub-account on any Valuation Day is determined as follows:

          1. The value of the Annuity Unit for the Variable Sub-account on the preceding Valuation Day is multiplied by the Net Investment Factor for the Valuation Period.

          2. The result in (1) is then multiplied by a factor (slightly less than one) to compensate for the interest assumption built into the variable annuity purchase rates.

      The Net Investment Factor reflects the investment experience of the applicable Portfolio and certain charges (See above for a detailed description of the Net Investment Factor).


     If a Variable Annuity Payment falls due on a non-business day of the Company, we will determine the Annuity Unit Value as of the prior business day.

                        PAY-OUT PERIOD TRANSFER FORMULAS


         During the Pay-out Period, you may transfer Separate Account Value from one Variable Sub-account to another, subject to certain limitations. Interest Rate Guarantee Periods are not available during the Pay-out Period, thus none will be available for transfers. (See "Transfers", p.20 of the Prospectus.)


         Transfers during the Pay-out Period are implemented according to the following formula:

       1. Determine the number of units to be transferred from the Variable Sub-account as follows:
           = D/AUV1

       2. Determine the number of Annuity Units remaining in that Variable Sub-account (after the transfer):
           = UNIT1 - D/AUV1

       3. Determine the number of Annuity Units in the transferee Variable Sub-account (after the transfer):
           = UNIT2 + D/AUV2

       4. Subsequent Annuity Payments will reflect the changes in Annuity Units in each Variable Sub-account as of the next Annuity Payment's due date.

Where:

         (AUV1) is the Annuity Unit value of the Variable Sub-account from which the transfer is being made.

         (AUV2) is the Annuity Unit value of the Variable Sub-account to which the transfer is being made.

         (UNIT1) is the number of units in the Variable Sub-account from which the transfer is being made, before the transfer.

         (UNIT2) is the number of units in the Variable Sub-account to which the transfer is being made, before the transfer.

         (D)        is the dollar amount being transferred.


                                 ADMINISTRATION

         The Company or its affiliates will be providing administrative services. The services provided by the Company or its affiliates include issuance and redemption of the Policy, maintenance of records concerning the Policy and certain Owner services.

         If the Company or its affiliates do not continue to provide these services, the Company will attempt to secure similar services from such sources as may then be available. Services will be purchased on a basis which, in the Company's sole discretion, affords the best service at the lowest cost. The Company, however, reserves the right to select a provider of services which the Company, in its sole discretion, considers best able to perform such services in a satisfactory manner even though the costs for the service may be higher than would prevail elsewhere.

                               RECORDS AND REPORTS

         All records and accounts relating to the Separate Account will be maintained by the Company. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to you at your last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. You will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                                CUSTODY OF ASSETS


         Jefferson Pilot Investment Advisory Corporation, an affiliate of the Company, maintains the books and records regarding the Separate Account's investment in the Portfolios. The assets of the Portfolios are held in the custody of the custodian for each Portfolio. See the prospectuses for the Portfolios for information regarding custody of the Portfolios' assets. The assets of each of the Variable Sub-accounts of the Separate Account are segregated and held separate and apart from the assets of the other Variable Sub-accounts and from the Company's General Account assets.


                                 ADMINISTRATOR

         Jefferson Pilot Investment Advisory Corporation, an affiliate of the Company, maintains records of all purchases and redemptions of Portfolio shares by each of the Variable Sub-accounts.

                              PRINCIPAL UNDERWRITER

         The Company, on its own behalf and on behalf of the Separate Account, entered into an Agreement with Jefferson Pilot Variable Corporation ("JPVC") to serve as principal underwriter for the continuous offering of the Policies. JPVC is a wholly-owned subsidiary of Jefferson-Pilot Corporation and is an affiliate of the Company. During the year ended December 31, 2000, JPVC received $40,205 in brokerage commissions and did not retain any of these commissions.

                        PERFORMANCE DATA AND CALCULATIONS

Money Market Variable Sub-account Yield


         The Yield of the Money Market Variable Sub-account for a seven-day period is calculated by a standardized method prescribed by rules of the Securities and Exchange Commission. Under this method, the yield quotation is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Money Market Variable Sub-account at the beginning of such seven-day period, subtracting a hypothetical charge reflecting deductions from Policy owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest 100th of 1%. The Separate Account may also compute the Money Market Variable Sub-account's yield on an annualized basis. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one Accumulation Unit of the Money Market Variable Sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the seven-day base period to determine the base period return, and annualizing this quotient on a 365-day basis.


         The SEC also permits the Separate Account to disclose the effective yield of the Money Market Variable Sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the Money Market Variable Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Variable Sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the JPVF Money Market Portfolio, the types and quality of portfolio securities held by the JPVF Money Market Portfolio, and its operating expenses. The yield figures do not reflect Withdrawal Charges or premium taxes.

Other Variable Sub-account Yields

         The yield of Variable Sub-accounts other than the Money Market Variable Sub-account based on a 30-day period is calculated by a standardized method prescribed by rules of the SEC. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                             6
                            YIELD = 2[(a-b+1)  -1]
                                       ---
                                       cd
Where:

a = net investment income earned during the period by the portfolio company attributable to shares owned by the Sub-account.

b  =  expenses accrued for the period (net of reimbursements).

c = the average daily number of Accumulation Units outstanding during the period.

d = the maximum offering price per Accumulation Unit on the last day of the period.

         The Company may from time to time advertise or disclose the current annualized yield of one or more of the Variable Sub-accounts of the Separate Account (except the Money Market Variable Sub-account) for 30-day periods. The annualized yield of a Variable Sub-account refers to income generated by the Variable Sub-account over a specific 30-day period. Because the yield is annualized, the yield generated by a Variable Sub-account during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The 30-day yield is calculated according to the following formula:

                                              6
                               Yield = 2 (a-b)
                                          -----
                                          cd             +1             -1
Where:

a  =  Net investment income of the Variable Sub-account for the 30-day period attributable to the Variable Sub-account's unit.
b  =  Expenses of the Variable Sub-account for the 30-day period.
c  =  The average number of units outstanding.
d = The unit value at the close (highest) of the last day in the 30-day period.

         Because of the charges and deductions imposed by the Separate Account, the yield for a Variable Sub-account of the Separate Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes or Withdrawal Charge that may be applicable to a particular Policy. Withdrawal Charges range from 8% to 3% of the amount withdrawn which is attributable to premium payments made less than seven years prior to the Withdrawal. The yield on amounts held in the Variable Sub-accounts of the Separate Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Variable Sub-account's actual yield is affected by the types and quality of the Portfolios' investments and its operating expenses.

Variable Sub-account Total Return Calculations:  Standardized

         The Company may from time to time also disclose average annual total returns for one or more of the Variable Sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods and for the life of the Variable Sub-account that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                       n
                               P(1 + T)  = ERV
Where:
                  P  =          hypothetical initial premium payment of $1,000;

                  T  =          average annual total return;

                  n  =          number of years; and

                  ERV  =  ending redeemable value at the end of the one, five or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10-year period.

         The Withdrawal Charge on Policies and all recurring fees that are charged to all shareholder accounts (the Annual Administrative Fee) are recognized in the ending redeemable value for standard total return figures. These figures will not reflect any premium taxes.


         The following table shows the Standardized Average Annual Total Return for the Pilot Classic Variable Annuity Sub-accounts for the period ended December 31, 2000.

                                                                   Since Inception
JPVF Growth Sub-account                                             -13.95%
JPVF Emerging Growth Sub-account                                     -9.74%
JPVF Capital Growth Sub-account                                     -16.15%
JPVF Small Company Sub-account                                       -8.00%
JPVF S&P 500 Index Sub-account                                      -10.88%
JPVF Value Sub-account                                                  N/A
JPVF International Equity Sub-account                               -15.02%
JPVF World Growth Stock Sub-account                                  -9.28%
JPVF Balanced Sub-account                                            -9.24%
JPVF High Yield Bond Sub-account                                     -8.66%
JPVF Money Market Sub-account                                       -11.20%
Fidelity VIP Growth Sub-account                                     -14.79%
Fidelity VIP Equity-Income Sub-account                               -7.16%
Fidelity VIP II Contrafund Sub-account                              -10.39%
MFS Research Series Sub-account                                     -17.31%
MFS Utilities Series Sub-account                                     -8.97%
Oppenheimer Capital Appreciation/VA Sub-account                     -12.03%
Oppenheimer Strategic Bond/VA Sub-account                            -8.89%
Oppenheimer Bond/VA Sub-account                                      -9.98%


Other Performance Data:  Non-Standardized

         The Company may from time to time also disclose average annual total returns in non-standardized formats in conjunction with the standard format described above. The non-standard format calculation varies from the standard format calculation described above in that it will NOT take either Withdrawal Charges or the Annual Administrative Fee into account and will be based on an average Policy size of $30,000.

         The standardized performance calculation described above is based on the inception date of each Variable Sub-account. However, for the non-standardized performance calculation, if a Portfolio was in existence prior to the inception date of the corresponding Variable Sub-account, the performance for the Variable Sub-account will be calculated on a hypothetical basis by applying the Mortality and Expense Risk Charge and the Administrative Expense Charge to the historical performance of the corresponding Portfolio as if the Policy has been in existence back to the inception date of the Portfolio.


         The following table shows the non-standardized average annual total return for the Pilot Classic Variable Annuity Sub-accounts for the periods ended December 31, 2000.

Sub-accounts                    I Year         3 Years         5 Years       10 Years         Since Inception*
JPVF Growth                     -6.88%             N/A             N/A           N/A          29.09% (1/1/98)
JPVF Emerging Growth           -20.17%          22.27%          20.48%           N/A          23.75% (5/1/95)
JPVF Capital Growth            -14.53%          18.66%          20.24%           N/A          21.01% (5/1/92)
JPVF Small Company             -18.88%          -7.29%           2.27%        11.11%           8.78% (4/18/86)
JPVF S&P 500 Index                 N/A            N/A              N/A           N/A          -9.31% (5/l/00)
JPVF Value                       7.90%           7.83%          14.13%           N/A          13.26% (5/1/92)
JPVF International Equity      -24.64%             N/A             N/A           N/A           5.84% (1/1/98)
JPVF World Growth Stock          0.28%           6.73%          10.27%        11.61%          10.30% (8/1/85)
JPVF Balanced                   -2.67%          10.98%          11.38%           N/A          10.32% (5/1/92)
JPVF High Yield Bond            -9.06%             N/A             N/A           N/A          -2.12% (1/1/98)
JPVF Money Market                4.59%           3.81%           3.66%         3.05%           3.72% (8/1/85)
Fidelity VIP Growth            -12.08%          17.89%          17.70%        18.48%          14.90% (10/9/86)
Fidelity VIP Equity-Income       7.08%           7.35%          12.03%        15.84%          11.97% (10/9/86)
Fidelity VIP II Contrafund      -7.78%          13.18%          16.30%           N/A          19.69% (1/3/95)
MFS Research Series             -6.03%          11.94%          15.01%           N/A          15.75% (7/26/95)
MFS Utilities Series             5.62%          16.71%          19.32%           N/A          21.42% (1/3/95)
Oppenheimer Capital             -1.56%          18.99%          21.15%        17.95%          14.91% (4/3/85)
Appreciation/VA
Oppenheimer Strategic            1.40%           1.53%           4.44%           N/A           4.40% (5/3/93)
Bond/VA
Oppenheimer Bond/VA              4.77%           2.44%           3.72%         6.23%           7.32% (4/3/85)

*The date listed next to each performance figure in this column is the inception date of the Portfolio underlying each corresponding Variable Sub-account.

         The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. Cumulative total return figures represent the cumulative change in value of an investment in a Sub-account over the indicated periods. The cumulative returns will be calculated using the following formula, assuming no Withdrawal Charge or Annual Administrative Fee.

                              CTR =      ERV - P
                                         -------
                                            P
Where:

         CTR = the cumulative total return net of a Variable Sub-account's recurring charges for the period;
         ERV = ending redeemable value at the end of the 1, 5 or 10-year (or other) period (or fractional portion thereof) of a hypothetical
               $30,000  premium  payment made at the beginning of the one, five, or ten-year (or other) period, and
         P =   a hypothetical initial premium payment of $30,000.


         The following table shows the non-standardized cumulative total return for the Pilot Classic Variable Annuity Sub-accounts for the periods ended December 31, 2000.

Sub-accounts                                I year        Since Inception*
JPVF Growth                                  -6.88%        114.82% (1/1/98)
JPVF Emerging Growth                        -20.17%        234.65% (5/1/95)
JPVF Capital Growth                         -14.53%        422.38% (5/1/92)
JPVF Small Company                          -18.88%        244.95% (4/18/86)
JPVF S&P 500 Index                              N/A         -9.31% (5/1/00)
JPVF Value                                    7.90%        194.26% (5/l/92)
JPVF International Equity                   -24.64%         18.52% (1/1/98)
JPVF World Growth Stock                       0.28%        353.65% (8/1/85)
JPVF Balanced                                -2.67%        134.25% (5/1/92)
JPVF High Yield Bond                         -9.06%         -6.23% (1/1/98)
JPVF Money Market                             4.59%         75.59% (8/1/85)
Fidelity VIP Growth                         -12.08%        621.75% (10/9/86)
Fidelity VIP Equity-Income                    7.08%        399.67% (10/9/86)
Fidelity VIP II Contrafund                   -7.78%        193.63% (1/3/95)
MFS Research Series                          -6.03%        121.35% (7/26/95)
MFS Utilities Series                          5.62%        219.93% (1/3/95)
Oppenheimer Capital                          -1.56%        793.10% (4/3/85)
Appreciation/VA
Oppenheimer Strategic                         1.40%         39.08% (5/3/93)
Bond/VA
Oppenheimer Bond/VA                           4.77%        204.13% (4/3/85)

*The date listed next to each performance figure in this column is the inception date of the Portfolio underlying each corresponding Variable Sub-account.


All non-standard performance data will only be advertised if the standard total return performance data is also included in the advertisement.

Other Information

         The following is a partial list of those publications which may be cited in advertising or sales literature describing investment results or other data relative to one or more of the Variable Sub-accounts. Other publications may also be cited.

         Broker World                                    Financial World
         Across the Board                                Advertising Age
         American Banker                                 Barron's
         Best's Review                                   Business Insurance
         Business Month                                  Business Week
         Changing Times                                  Consumer Reports
         Economist                                       Financial Planning
         Forbes                                          Fortune
         Inc.                                            Institutional Investor
         Insurance Forum                                 Insurance Sales
         Insurance Week                                  Journal of Accountancy
         Journal of the American Society of CLU & ChFC   Journal of Commerce
         Life Insurance Selling                          Life Association News
         MarketFacts                                     Manager's Magazine
         National Underwriter                            Money
         Morningstar, Inc.                               Nation's Business
         New Choices (formerly 50 Plus)                  New York Times
         Pension World                                   Pensions&Investments
         Rough Notes                                     Round the Table
         U.S. Banker                                     VARDs
         Wall Street Journal                             Working Woman

                                OTHER INFORMATION

         A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Polices discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus for the Policies or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                                    EXPERTS


         The financial statements of the JPF Variable Annuity Separate Account of Jefferson Pilot Financial Insurance Company as of December 31, 2000, and for the periods indicated therein, appearing in this Statement of Additional Information and this Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

         The audited consolidated financial statements of Jefferson Pilot Financial Insurance Company and subsidiaries as of December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000 appearing in this Statement of Additional Information and this Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


         The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account, nor do they necessarily bear on the Guaranteed Interest Rates declared from time to time for the Interest Rate Guarantee Periods of the Guaranteed Interest Account.

                         REPORT OF INDEPENDENT AUDITORS


Contractholders of the JPF Variable Annuity Separate Account
The Board of Directors, Jefferson Pilot Financial Insurance Compamy


We have audited the accompanying statement of assets and liabilities of the JPF Variable Annuity Separate Account as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the JPF Variable Annuity Separate Account at December 31, 2000, and the results of its operations and the changes in its net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
March 23, 2001

                       STATEMENT OF ASSETS AND LIABILITIES

                             JPF VA SEPARATE ACCOUNT

                               December 31, 2000



                                            JPVF            JPVF           JPVF            JPVF            JPVF
                                         International     World         Emerging         Capital          Small           JPVF
                                           Equity          Growth         Growth          Growth          Company         Growth
                                          Sub-account     Sub-account    Sub-account     Sub-account     Sub-account     Sub-account
                                          -----------     -----------    -----------     -----------     -----------     -----------
ASSETS
Investments at cost                        $  19,849        $   371        $ 64,214       $ 168,247        $    371       $ 93,826
                                           =========        =======        ========       =========        ========       ========
Investments at market value                $  19,540        $   381        $ 65,533       $ 163,583        $    382       $ 93,462
Net premiums receivable                        1,127          2,168           1,150             439           2,015            449
                                           ---------        -------        --------       ---------        --------       --------
             TOTAL NET ASSETS              $  20,667        $ 2,549        $ 66,683       $ 164,022        $  2,397       $ 93,911
                                           =========        =======        ========       =========        ========       ========
NET ASSET DISTRIBUTION
    Classic Base Coverage                  $  20,667        $ 2,549        $ 22,214       $ 103,461        $  2,397       $ 30,065
    Classic Base/Death Benefit Option 1            -              -           1,981           1,356               -          1,397
    Classic Base/Death Benefit Option 2            -              -           4,361               -               -              -
    Classic Base/Extended care                     -              -           1,439          18,581               -         20,419
    Classic Base/Death Benefit
      2/Extended Care                              -              -          30,470          28,708               -         29,822
    Elite Base/Death Benefit 2                     -              -           6,218          11,916               -         12,208
                                           ---------        -------        --------       ---------        --------       --------
          TOTAL NET ASSETS                 $  20,667        $ 2,549        $ 66,683       $ 164,022        $  2,397       $ 93,911
                                           =========        =======        ========       =========        ========       ========

UNITS OUTSTANDING
    Classic Base Coverage                      2,157            250           2,187          10,934             232          3,100
    Classic Base/Death Benefit Option 1            -              -             195             143               -            144
    Classic Base/Death Benefit Option 2            -              -             429               -               -              -
    Classic Base/Extended care                     -              -             142           1,962               -          2,104
    Classic Base/Death Benefit
      2/Extended Care                              -              -           3,000           3,034               -          3,075
    Elite Base/Death Benefit 2                     -              -             602           1,204               -          1,204

NET ASSET VALUE PER UNIT
    Classic Base Coverage                  $   9.587        $10.211        $ 10.161       $   9.465        $ 10.350       $  9.703
    Classic Base/Death Benefit Option 1    $       -        $     -        $ 10.159       $   9.463        $      -       $  9.702
    Classic Base/Death Benefit Option 2    $       -        $     -        $ 10.159       $       -        $      -       $      -
    Classic Base/Extended care             $       -        $     -        $ 10.160       $   9.464        $      -       $  9.702
    Classic Base/Death Benefit
      2/Extended Care                      $       -        $     -        $ 10.158       $   9.462        $      -       $  9.701
    Elite Base/Death Benefit 2             $       -        $     -        $ 10.322       $   9.892        $      -       $ 10.135

See notes to financial statements.

                             JPF VA SEPARATE ACCOUNT

                               December 31, 2000


                                         JPVF                                                                      Fidelity
                                        S&P 500        JPVF          JPVF            JPVF             JPVF            VIP
                                         Index         Value        Balanced       High Yield      Money Market   Equity-Income
                                       Sub-account   Sub-account   Sub-account     Sub-account     Sub-account     Sub-account
                                       -----------   -----------   -----------     -----------     -----------     -----------
ASSETS
Investments at cost                    $119,568        $    -        $ 56,138        $54,898          $59,537         $  35,692
                                       ========        ======        ========        =======          =======         =========
Investments at market value            $119,543        $    -        $ 57,040         51,381          $59,558         $  37,164
Accrued investment income                                                              5,048
Net premiums receivable                   2,533           466          39,101            926           32,323             2,208
                                       --------        ------        --------        -------          -------         ---------
             TOTAL NET ASSETS          $122,076        $  466        $ 96,141         57,355          $91,881         $  39,372
                                       ========        ======        ========        =======          =======         =========
NET ASSET DISTRIBUTION
    Classic Base Coverage              $ 78,750        $  466        $ 96,141         57,355          $32,332         $   3,485
    Classic Base/Death Benefit
      Option 1                            1,192             -               -              -                -                 -
    Classic Base/Death Benefit
      Option 2                           29,570             -               -              -           59,549                 -
    Classic Base/Extended care              479             -               -              -                -             4,576
    Classic Base/Death Benefit
      2/Extended Care                         -             -               -              -                -            31,311
    Elite Base/Death Benefit 2           12,085             -               -              -                -                 -
                                       --------        ------        --------        -------          -------         ---------
          TOTAL NET ASSETS             $122,076        $  466        $ 96,141         57,355          $91,881         $  39,372
                                       ========        ======        ========        =======          =======         =========
UNITS OUTSTANDING
    Classic Base Coverage                 7,847            47           9,413          5,581            3,233               334
    Classic Base/Death Benefit
      Option 1                              119             -               -              -                -                 -
    Classic Base/Death Benefit
      Option 2                            2,947             -               -              -            5,954                 -
    Classic Base/Extended care               48             -               -              -                -               438
    Classic Base/Death Benefit
      2/Extended Care                         -             -               -              -                              3,000
    Elite Base/Death Benefit 2            1,204             -               -              -                -                 -

NET ASSET VALUE PER UNIT
    Classic Base Coverage              $ 10.037        $10.000       $ 10.215        $10.278          $10.003         $  10.441
    Classic Base/Death Benefit
      Option 1                         $ 10.036        $    -        $      -        $     -          $     -         $       -
    Classic Base/Death Benefit
      Option 2                         $ 10.036        $    -        $      -        $     -          $10.003         $       -
    Classic Base/Extended care         $ 10.036        $    -        $      -        $     -          $     -         $  10.440
    Classic Base/Death Benefit
    2/Extended Care                    $      -        $    -        $      -        $     -          $     -         $  10.439
    Elite Base/Death Benefit 2         $ 10.038        $    -        $      -        $     -          $     -         $       -



See notes to financial statements.

                             JPF VA SEPARATE ACCOUNT

                               December 31, 2000


                                                       Fidelity         Fidelity
                                                         VIP             VIP II            MFS              MFS          Oppenheimer
                                                        Growth         Contrafund        Research         Utilities         Bond
                                                      Sub-account      Sub-account      Sub-account      Sub-account     Sub-account
                                                      -----------      -----------      -----------      -----------     -----------
ASSETS
Investments at cost                                    $  72,768        $   19,933        $  63,246      $    48,187       $  27,453
                                                       =========        ==========        =========      ===========       =========
Investments at market value                            $  71,757        $   20,472        $  62,512      $    50,366       $  27,802
Net premiums receivable (payable)                            (10)              464              455               (6)            462
                                                       ---------        ----------        ---------      -----------       ---------
               TOTAL NET ASSETS                        $  71,747        $   20,936        $  62,967      $    50,360       $  28,264
                                                       =========        ==========        =========      ===========       =========
NET ASSET DISTRIBUTION
     Classic Base Coverage                             $  31,584        $   20,449        $  29,119      $    32,840       $  28,264
     Classic Base/Death Benefit Option 1                     604                 -            1,191            1,915               -
     Classic Base/Death Benefit Option 2                  33,783                 -                -                -               -
     Classic Base/Extended care                            5,776               487            3,342            9,248               -
     Classic Base/Death Benefit 2/Extended Care                -                 -           29,315                -               -
     Elite Base/Death Benefit 2                                -                 -                -            6,357               -
                                                       ---------        ----------        ---------      -----------       ---------
            TOTAL NET ASSETS                           $  71,747        $   20,936        $  62,967      $    50,360       $  28,264
                                                       =========        ==========        =========      ===========       =========
UNITS OUTSTANDING
     Classic Base Coverage                                 3,287             2,027            3,118            3,207           2,789
     Classic Base/Death Benefit Option 1                      63                 -              128              187               -
     Classic Base/Death Benefit Option 2                   3,516                 -                -                -               -
     Classic Base/Extended care                              600                48              358              902               -
     Classic Base/Death Benefit 2/Extended Care                -                 -            3,140                -               -
     Elite Base/Death Benefit 2                                -                 -                -              602               -

NET ASSET VALUE PER UNIT
     Classic Base Coverage                             $   9.612        $   10.090        $   9.339      $    10.245       $  10.134
     Classic Base/Death Benefit Option 1               $   9.611        $        -        $   9.337      $    10.244       $       -
     Classic Base/Death Benefit Option 2               $   9.610        $        -        $       -      $         -       $       -
     Classic Base/Extended care                        $   9.612        $   10.090        $   9.338      $    10.245       $       -
     Classic Base/Death Benefit 2/Extended Care        $       -        $        -        $   9.336      $         -       $       -
     Elite Base/Death Benefit 2                        $       -        $        -        $       -      $    10.553       $       -






                                                         Oppenheimer             Oppenheimer
                                                     Capital Appreciation      Strategic Bond
                                                         Sub-account             Sub-account
                                                         -----------             -----------
ASSETS
Investments at cost                                      $    60,306             $    27,453
                                                         ===========             ===========
Investments at market value                              $    60,299             $    28,108
Net premiums receivable (payable)                                457                     463
                                                         -----------             -----------
               TOTAL NET ASSETS                          $    60,756             $    28,571
                                                         ===========             ===========
NET ASSET DISTRIBUTION
     Classic Base Coverage                               $       453             $    28,571
     Classic Base/Death Benefit Option 1                       1,190                       -
     Classic Base/Death Benefit Option 2                      29,726                       -
     Classic Base/Extended care                               17,110                       -
     Classic Base/Death Benefit 2/Extended Care                    -                       -
     Elite Base/Death Benefit 2                               12,277                       -
                                                         -----------             -----------
            TOTAL NET ASSETS                             $    60,756             $    28,571
                                                         ===========             ===========
UNITS OUTSTANDING
     Classic Base Coverage                                        47                   2,787
     Classic Base/Death Benefit Option 1                         120                       -
     Classic Base/Death Benefit Option 2                       3,000                       -
     Classic Base/Extended care                                1,726                       -
     Classic Base/Death Benefit 2/Extended Care                    -                       -
     Elite Base/Death Benefit 2                                1,204                       -

NET ASSET VALUE PER UNIT
     Classic Base Coverage                               $     9.912             $    10.252
     Classic Base/Death Benefit Option 1                 $     9.911             $         -
     Classic Base/Death Benefit Option 2                 $     9.910             $         -
     Classic Base/Extended care                          $     9.911             $         -
     Classic Base/Death Benefit 2/Extended Care          $         -             $         -
     Elite Base/Death Benefit 2                          $    10.192             $         -



See notes to financial statements.

                            STATEMENTS OF OPERATIONS

                             JPF VA SEPARATE ACCOUNT


                                                       JPVF                         JPVF                         JPVF
                                                  International                    World                       Emerging
                                                      Equity                       Growth                       Growth
                                                   Sub-account                  Sub-account                  Sub-account
                                            --------------------------   ---------------------------  --------------------------
                                                   Period from                  Period from                  Period from
                                                December 7, 2000(a)          December 7, 2000(a)          November 20, 2000(a)
                                                        to                           to                           to
                                                    December 31,                 December 31,                 December 31,
                                                       2000                         2000                         2000
                                            --------------------------   ---------------------------  --------------------------
Investment Income:
      Dividend income                            $          -                 $                            $         -
      Distributions of realized gains                       -                                                        -
                                                 ------------                 -------------                ------------
                                                            -                             -                          -
Expenses:
      Mortality and expense risk charge                     5                             -                         57
                                                 ------------                 -------------                ------------
              Net investment loss                          (5)                            -                        (57)

Gain (loss) on investments
      Net realized gain on
          investments                                       -                             -                          3
      Net unrealized gain (loss) on
          investments                                    (308)                           10                      1,318
                                                 ------------                 -------------                ------------
      Net gain (loss) on investments                     (308)                           10                      1,321
                                                 ------------                 -------------                ------------
      Increase (decrease) in net assets
          from operations                        $       (313)                $          10                $     1,264
                                                 ============                 =============                ============


                                                       JPVF                        JPVF
                                                     Capital                       Small                       JPVF
                                                      Growth                      Company                     Growth
                                                   Sub-account                  Sub-account                 Sub-account
                                             -------------------------   --------------------------  --------------------------
                                                   Period from                  Period from                 Period from
                                                November 13, 2000(a)         December 7, 2000(a)      November 13, 2000(a)
                                                        to                          to                          to
                                                    December 31,                 December 31,                December 31,
                                                       2000                        2000                        2000
                                             -------------------------   --------------------------  --------------------------
Investment Income:
      Dividend income                            $          -                  $                           $         -
      Distributions of realized gains
                                                 ------------                 -------------                ------------
                                                            -                            -                           -
Expenses:
      Mortality and expense risk charge                   169                            -                          95
                                                 ------------                 -------------                ------------
              Net investment loss                        (169)                           -                         (95)

Gain (loss) on investments
      Net realized gain on
          investments                                     432                            -                         245
      Net unrealized gain (loss) on
          investments                                  (4,664)                          11                        (365)
                                                 ------------                 -------------                ------------
      Net gain (loss) on investments                   (4,232)                          11                        (120)
                                                 ------------                 -------------                ------------
      Increase (decrease) in net assets
          from operations                        $     (4,401)                 $        11                 $      (215)
                                                 ============                 =============                ============


(a) Commencement of operations


See notes to financial statements.

                             JPF VA SEPARATE ACCOUNT


                                                         JPVF
                                                        S&P 500                        JPVF                         JPVF
                                                         Index                         Value                      Balanced
                                                      Sub-account                   Sub-account                  Sub-account
                                             ------------------------------  --------------------------   --------------------------
                                                      Period from                   Period from                  Period from
                                                  November 30, 2000(a)          December 29, 2000(a)         November 30, 2000(a)
                                                          to                            to                           to
                                                     December 31,                    December 31,               December 31,
                                                         2000                          2000                         2000
                                             ------------------------------  --------------------------   --------------------------
Investment Income:
      Dividend income                             $          -                      $         -                 $           -
Expenses:
      Mortality and expense risk charge                     79                                -                            66
                                                  ------------                      -----------                 -------------
              Net investment income (loss)                 (79)                               -                           (66)

Gain (loss) on investments
      Net realized gain (loss) on
          investments                                        -                                -                             1
      Net unrealized gain (loss) on
          investments                                      (25)                               -                           902
                                                  ------------                      -----------                 -------------
      Net gain (loss) on investments                       (25)                               -                           903
                                                  ------------                      -----------                 -------------
              Increase (decrease) in net
              assets from operations
                                                  $       (104)                     $         -                 $         837
                                                  ============                      ===========                 =============



                                                                                                               Fidelity
                                                       JPVF                         JPVF                         VIP
                                                    High Yield                    Money Market                Equity-Income
                                                    Sub-account                  Sub-account                 Sub-account
                                             --------------------------   --------------------------   --------------------------
                                                    Period from                  Period from                 Period from
                                                November 30, 2000(a)         December 27, 2000(a)         November 20, 2000(a)
                                                        to                           to                           to
                                                    December 31,                  December 31,                December 31,
                                                       2000                         2000                         2000
                                             --------------------------   --------------------------   --------------------------
Investment Income:
      Dividend income                               $      5,048                $          -                $           -
Expenses:
      Mortality and expense risk charge                       60                          18                           52
                                                    ------------                ------------                -------------
              Net investment income (loss)                 4,988                         (18)                         (52)

Gain (loss) on investments
      Net realized gain (loss) on
          investments                                          -                           -                            -
      Net unrealized gain (loss) on
          investments                                     (3,517)                         21                        1,472
                                                    ------------                ------------                -------------
      Net gain (loss) on investments                      (3,517)                         21                        1,472
                                                    ------------                ------------                -------------
              Increase (decrease) in net
              assets from operations
                                                    $      1,471                $          3                $       1,420
                                                    ============                ============                =============


(a) Commencement of operations



See notes to financial statements.

                             JPF VA SEPARATE ACCOUNT


                                                Fidelity               Fidelity
                                                   VIP                  VIP II                  MFS                    MFS
                                                 Growth               Contrafund             Research               Utilities
                                               Sub-account           Sub-account             Sub-account            Sub-account
                                            -------------------    ------------------    -------------------    -------------------
                                               Period from           Period from            Period from            Period from
                                            November 13, 2000(a)   December 7, 2000(a)   November 15, 2000(a)   November 13, 2000(a)
                                                   to                     to                    to                      to
                                               December 31,          December 31,            December 31,           December 31,
                                                  2000                   2000                  2000                    2000
                                            -------------------    ------------------    -------------------    --------------------
Investment Income:
     Dividend income                         $         -              $        -            $                      $
     Distributions of realized gains                   -                       -
                                             -----------              ----------            ----------             -----------
                                                       -                       -                     -                       -
Expenses:
     Mortality and expense risk charge                41                       5                    73                      34
                                             -----------              ----------            ----------             -----------
             Net investment loss                     (41)                     (5)                  (73)                    (34)

Gain (loss) on investments
     Net realized gain (loss) on
         investments                                 139                       -                  (166)                     60
     Net unrealized gain on
         investments                              (1,010)                    539                  (734)                  2,178
                                             -----------              ----------            ----------             -----------
     Net gain (loss) on investments                 (871)                    539                  (900)                  2,238
                                             -----------              ----------            ----------             -----------
             Increase (decrease) in net
             assets from operations          $      (912)             $      534            $     (973)            $     2,204
                                             ===========              ==========            ==========             ===========




                                               Oppenheimer             Oppenheimer             Oppenheimer
                                                  Bond              Capital Appreciaton       Strategic Bond
                                                Sub-account            Sub-account              Sub-account
                                            --------------------    --------------------    -------------------
                                               Period from             Period from             Period from
                                            November 30, 2000(a)    November 13, 2000(a)    November 30, 2000(a)
                                                   to                       to                      to
                                                December 31,           December 31,             December 31,
                                                  2000                     2000                    2000
                                            --------------------    --------------------    -------------------
Investment Income:
     Dividend income                            $                      $                      $         -
     Distributions of realized gains                                                                    -
                                                       -                        -                       -
                                                --------               ----------             -----------
Expenses:
     Mortality and expense risk charge                15                       21                      15
                                                --------               ----------             -----------
             Net investment loss                     (15)                     (21)                    (15)

Gain (loss) on investments
     Net realized gain (loss) on
         investments                                   -                      409                       -
     Net unrealized gain on
         investments                                 349                       (8)                    655
                                                --------               ----------             -----------
     Net gain (loss) on investments                  349                      401                     655
                                                --------               ----------             -----------
             Increase (decrease) in net
             assets from operations             $    334               $      380             $       640
                                                ========               ==========             ===========

(a) Commencement of operations


See notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             JPF VA SEPARATE ACCOUNT


                                                             JPVF                     JPVF                       JPVF
                                                          International               World                     Emerging
                                                             Equity                   Growth                     Growth
                                                           Sub-account               Sub-account                Sub-account
                                                        -------------------       -------------------       --------------------
                                                           Period from               Period from                Period from
                                                        December 7, 2000(a)       December 7, 2000(a)       November 20, 2000(a)
                                                               to                        to                         to
                                                           December 31,             December 31,               December 31,
                                                               2000                     2000                       2000
                                                        -------------------       -------------------       --------------------
INCREASE IN NET ASSETS
Operations:
      Net investment loss                                $          (5)             $         -             $          (57)
      Net realized gain on
           investments                                               -                        -                          3
      Net unrealized gain (loss) on investments                   (308)                      10                      1,318
                                                         -------------              -----------             --------------
Increase (decrease) in net assets from operations                 (313)                      10                      1,264

Contractholder transactions--Note F:
      Transfers of net premiums                                 22,101                    4,684                     66,612
      Transfers from/to General Account
           and within Separate Account, net                     (1,130)                  (2,167)                    (1,158)
      Transfers on account of other
           terminations                                              9                       22                        (35)
                                                         -------------              -----------             --------------
Net increase in net assets derived from
      contractholder transactions                               20,980                    2,539                     65,419
                                                         -------------              -----------             --------------
Net increase in net assets                                      20,667                    2,549                     66,683
Balance at beginning of period                                       -                        -                          -
                                                         -------------              -----------             --------------
Balance at end of period                                 $      20,667              $     2,549             $       66,683
                                                         =============              ===========             ==============


                                                               JPVF                      JPVF
                                                              Capital                    Small                     JPVF
                                                              Growth                    Company                   Growth
                                                             Sub-account               Sub-account              Sub-account
                                                        ---------------------       -------------------     -------------------
                                                             Period from               Period from              Period from
                                                         November 13, 2000(a)       December 7, 2000(a)     November 13, 2000(a)
                                                                 to                        to                        to
                                                            December 31,              December 31,              December 31,
                                                                2000                      2000                      2000
                                                        ---------------------       -------------------     -------------------
INCREASE IN NET ASSETS
Operations:
      Net investment loss                                 $        (169)             $          -             $        (95)
      Net realized gain on
           investments                                              432                         -                      245
      Net unrealized gain (loss) on investments                  (4,664)                       11                     (365)
                                                          -------------              ------------             ------------
Increase (decrease) in net assets from operations                (4,401)                       11                     (215)

Contractholder transactions--Note F:
      Transfers of net premiums                                 169,815                     4,369                   95,653
      Transfers from/to General Account
           and within Separate Account, net                        (461)                   (2,017)                    (462)
      Transfers on account of other
           terminations                                            (931)                       34                   (1,065)
                                                          -------------              ------------             ------------
Net increase in net assets derived from
      contractholder transactions                               168,423                     2,386                   94,126
                                                          -------------              ------------             ------------
Net increase in net assets                                      164,022                     2,397                   93,911
Balance at beginning of period                                        -                         -                        -
                                                          -------------              ------------             ------------
Balance at end of period                                  $     164,022              $      2,397             $     93,911
                                                          =============              ============             ============



(a) Commencement of operations


See notes to financial statements.

                             JPF VA SEPARATE ACCOUNT


                                                            JPVF
                                                           S&P 500                    JPVF                   JPVF
                                                            Index                     Value                Balanced
                                                         Sub-account               Sub-account           Sub-account
                                                      --------------------    -------------------    -------------------
                                                         Period from               Period from           Period from
                                                      November 13, 2000(a)    December 29, 2000(a)   November 30, 2000(a)
                                                             to                        to                    to
                                                         December 31,              December 31,          December 31,
                                                            2000                      2000                   2000
                                                      --------------------    -------------------    -------------------
INCREASE IN NET ASSETS
Operations:
      Net investment income (loss)                      $         (79)           $        -            $       (66)
      Net realized gain on
          investments                                               -                     -                      1
      Net unrealized gain (loss) on investments                   (25)                    -                    902
                                                        -------------            ----------            -----------
Increase (decrease) in net assets from operations                (104)                    -                    837

Contractholder transactions--Note F:
      Transfers of net premiums                               124,751                   932                134,339
      Transfers from/to General Account
          and within Separate Account, net                     (2,549)                 (466)               (39,114)
      Transfers on account of other
          terminations                                            (22)                    -                     79
                                                        -------------            ----------            -----------
Net increase in net assets derived from
      contractholder transactions                             122,180                   466                 95,304
                                                        -------------            ----------            -----------
Net increase in net assets                                    122,076                   466                 96,141
Balance at beginning of period                                      -                     -                      -
                                                        -------------            ----------            -----------
Balance at end of period                                $     122,076            $      466            $    96,141
                                                        =============            ==========            ===========



                                                                                                             Fidelity
                                                             JPVF                     JPVF                    VIP II
                                                           High Yield              Money Market             Equity-Income
                                                          Sub-account              Sub-account              Sub-account
                                                      --------------------     --------------------     --------------------
                                                          Period from              Period from              Period from
                                                      November 30, 2000(a)     December 27, 2000(a)     November 20, 2000(a)
                                                              to                       to                       to
                                                          December 31,             December 31,              December 31,
                                                             2000                     2000                     2000
                                                      --------------------     --------------------     --------------------
INCREASE IN NET ASSETS
Operations:
      Net investment income (loss)                     $     4,988              $        (18)            $        (52)
      Net realized gain on
          investments                                            -                         -                        -
      Net unrealized gain (loss) on investments             (3,517)                       21                    1,472
                                                       -----------              ------------             ------------
Increase (decrease) in net assets from operations            1,471                         3                    1,420

Contractholder transactions--Note F:
      Transfers of net premiums                             56,815                   124,215                   40,170
      Transfers from/to General Account
          and within Separate Account, net                    (932)                  (32,337)                  (2,213)
      Transfers on account of other
          terminations                                           1                         -                       (5)
                                                       -----------              ------------             ------------
Net increase in net assets derived from
      contractholder transactions                           55,884                    91,878                   37,952
                                                       -----------              ------------             ------------
Net increase in net assets                                  57,355                    91,881                   39,372
Balance at beginning of period                                   -                         -                        -
                                                       -----------              ------------             ------------
Balance at end of period                               $    57,355              $     91,881             $     39,372
                                                       ===========              ============             ============




(a) Commencement of operations


See notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             JPF VA SEPARATE ACCOUNT


                                                            Fidelity               Fidelity
                                                              VIP                   VIP II                  MFS
                                                             Growth               Contrafund              Research
                                                          Sub-account            Sub-account             Sub-account
                                                      -------------------    -------------------   --------------------
                                                          Period from            Period from            Period from
                                                      November 13, 2000(a)   December 7, 2000(a)   November 15, 2000(a)
                                                               to                     to                     to
                                                           December 31,          December 31,            December 31,
                                                              2000                   2000                   2000
                                                      -------------------    -------------------   --------------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss                                $         (41)         $          (5)          $        (73)
     Net realized gain (loss) on
         investments                                              139                      -                   (166)
     Net unrealized gain (loss) on investments                 (1,010)                   539                   (734)
                                                        -------------          -------------           ------------
Increase (decrease) in net assets from operations                (912)                   534                   (973)

Contractholder transactions--Note F:
     Transfers of net premiums                                 73,057                 20,874                 64,952
     Transfers from/to General Account
         and within Separate Account, net                           -                   (467)                  (463)
     Transfers on account of other
         terminations                                            (398)                    (5)                  (549)
                                                        -------------          -------------           ------------
Net increase in net assets derived from
     contractholder transactions                               72,659                 20,402                 63,940
                                                        -------------          -------------           ------------
Net increase in net assets                                     71,747                 20,936                 62,967
                                                        -------------          -------------           ------------

Balance at beginning of period                                      -                      -                      -
Balance at end of period                                $      71,747          $      20,936           $     62,967
                                                        =============          =============           ============




                                                              MFS                  Oppenheimer            Oppenheimer
                                                           Utilities                   Bond           Capital Appreciation
                                                            Sub-account             Sub-account             Sub-account
                                                      --------------------    -------------------     --------------------
                                                          Period from             Period from             Period from
                                                      November 13, 2000(a)    November 30, 2000(a)    November 13, 2000(a)
                                                               to                      to                      to
                                                           December 31,             December 31,           December 31,
                                                              2000                    2000                    2000
                                                      --------------------    -------------------     --------------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss                                  $       (34)             $      (15)            $       (21)
     Net realized gain (loss) on
         investments                                               60                       -                     409
     Net unrealized gain (loss) on investments                  2,178                     349                      (8)
                                                          -----------              ----------             -----------

Increase (decrease) in net assets from operations               2,204                     334                     380

Contractholder transactions--Note F:
     Transfers of net premiums                                 48,538                  28,407                  61,355
     Transfers from/to General Account
         and within Separate Account, net                           -                    (467)                   (465)
     Transfers on account of other
         terminations                                            (382)                    (10)                   (514)
                                                          -----------              ----------             -----------
Net increase in net assets derived from
     contractholder transactions                               48,156                  27,930                  60,376
                                                          -----------              ----------             -----------
Net increase in net assets                                     50,360                  28,264                  60,756
                                                          -----------              ----------             -----------
Balance at beginning of period                                      -                       -                       -
Balance at end of period                                  $    50,360              $   28,264             $    60,756
                                                          ===========              ==========             ===========




                                                          Oppenheimer
                                                          Strategic Bond
                                                           Sub-account
                                                      -------------------
                                                          Period from
                                                      November 30, 2000(a)
                                                               to
                                                           December 31,
                                                              2000
                                                      -------------------
INCREASE IN NET ASSETS
Operations:
     Net investment loss                                 $        (15)
                                                         ------------
     Net realized gain (loss) on
         investments                                                -
     Net unrealized gain (loss) on investments                    655

Increase (decrease) in net assets from operations                 640

Contractholder transactions--Note F:
     Transfers of net premiums                                 28,408
     Transfers from/to General Account
         and within Separate Account, net                        (468)
     Transfers on account of other
         terminations                                              (9)
                                                         ------------
Net increase in net assets derived from
     contractholder transactions                               27,931
                                                         ------------
Net increase in net assets                                     28,571
                                                         ------------

Balance at beginning of period                                      -
Balance at end of period                                 $     28,571
                                                         ============



(a) Commencement of operations


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                             JPF VA SEPARATE ACCOUNT

                                December 31, 2000


NOTE A--ORGANIZATION OF ACCOUNT

JPF Variable Annuity Separate Account ("Separate Account") is a separate account of Jefferson Pilot Financial Insurance Company ("JP Financial"). The Separate Account was registered effective July 18, 2000 as a unit investment trust under the Investment Company Act of 1940 as amended. It was established to receive and investment payments made by purchasers of variable annuity contracts issued by JP Financial. As of December 31, 2000, the Separate Account is comprised of nineteen variable sub-accounts, eleven of which invest exclusively in the corresponding portfolios of the Jefferson-Pilot Variable Fund, Inc., three of which invests in Fidelity Portfolios, two of which invest in certain MFS Funds and three of which invest in certain Oppenheimer Funds.

NOTE B--SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments: Investments in shares of the sub-accounts are valued at the net asset value per share which is calculated each day the New York Stock Exchange is open for trading.

Investment Income: Dividend income and distributions of realized gains are recorded on the ex-dividend date.

Investment Transactions: Purchases and sales of shares of the sub-accounts are recorded as of the trade date, the date the transaction is executed.

Federal Income Taxes: The operations of the Separate Account are included in the federal income tax return of JP Financial which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account.

Expenses: Currently, the Separate Account contains the net assets of two variable annuity products, Pilot Classic and Pilot Elite. In accordance with the provisions of the variable annuity contracts, specified amounts are set aside for JP Financial to cover the assumption of mortality and expense risks, sales and administrative expenses, and state premium taxes. The mortality and expense fee is 1.10% and .60% and the administrative fee is .15% of average daily net asset value of each variable sub-account of the Separate Account for Pilot Class and Pilot Elite, respectively. Pilot Classic also has an annual administration fee of $35.

Use of Estimates: The accompanying financial statements of the Separate Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements requires management to make estimates that affect amounts reported in the financial statements and accompanying notes. Such estimates could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of JP Financial does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

NOTE C--AFFILIATED COMPANY TRANSACTIONS

Administrative services necessary for the operation of the Separate Account are provided by Jefferson Pilot Life Insurance Company, an affiliate of JP Financial. JP Financial is the principal underwriter of the variable annuity contracts that utilize the Separate Account. Jefferson Pilot Variable Corporation, an affiliate of the Company, is the distributor.

NOTE D--DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract will be subject to federal income taxes on the income earned on the contract for any period for which the investments of the segregated assets account, on which the contract is based, are not adequately diversified. The code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the segregated asset account satisfies the current requirements of the regulations, and it intends that the segregated asset account will continue to meet such requirements.

                             JPF VA SEPARATE ACCOUNT

                                December 31, 2000

NOTE E--INVESTMENTS

In determining the net realized gain or loss on sales of shares of the Separate Account, the cost of shares sold has been determined on an average cost basis. For federal income tax purposes, the cost of shares owned at December 31, 2000 is the same as for financial reporting purposes.

Following is a summary of shares of each portfolio of the Separate Account owned by the respective divisions of the Separate Account and the related net asset values at December 31, 2000.


                                                                Net Asset Value
                                                Shares           Per Share
                                               --------         ---------------
JPVF International Equity Portfolio              1,811           $11.420709
JPVF World Growth Portfolio                         99            25.752340
JPVF Emerging Growth Portfolio                   2,216            30.089480
JPVF Capital Growth Portfolio                    5,036            32.567590
JPVF Small Company Portfolio                       162            14.828460
JPVF Growth Portfolio                            4,540            20.683500
JPVF S&P 500 Index Portfolio                    13,350             9.144630
JPVF Value Portfolio                                24            19.427380
JPVF Balanced Portfolio                          6,876            13.982050
JPVF High Yield Portfolio                        7,445             7.703380
JPVF Money Market Portfolio                      8,415            10.918850
Fidelity VIP Equity-Income Portfolio             1,543            25.520000
Fidelity VIP Growth Portfolio                    1,644            43.650000
Fidelity VIP II Contrafund Portfolio               882            23.740000
MFS Research Series Portfolio                    3,027            20.800000
MFS Utilities Series Portfolio                   2,137            23.570000
Oppenheimer Bond Portfolio                       2,512            11.250000
Oppenheimer Capital Appreciation                 1,303            46.630000
Oppenheimer Strategic Bond Portfolio             6,092             4.690000


                             JPF VA SEPARATE ACCOUNT

                               December 31, 2000

NOTE F--CONTRACTHOLDER TRANSACTIONS

                                                  For the period
                                                December 7, 2000(a)
                                                      through
                                                 December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF International Equity
       Issuance of units                    2,157               $ 20,980
       Redemptions of units                     0
                                           ------               --------
                   Net Increase             2,157               $ 20,980
                                           ======               ========


                                                  For the period
                                                December 7, 2000(a)
                                                      through
                                                 December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF World Growth
       Issuance of units                     250                $ 2,539
       Redemptions of units                    0                      0
                                           -----                --------
                   Net Increase              250                $ 2,539
                                           =====                ========


                                                  For the period
                                               November 20, 2000(a)
                                                      through
                                                 December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Emerging Growth
       Issuance of units                    6,580               $ 65,674
       Redemptions of units                    25                    255
                                           ------               --------
                   Net Increase             6,555               $ 65,419
                                           ======               ========


                                                  For the period
                                               November 13, 2000(a)
                                                      through
                                                 December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Capital Growth
       Issuance of units                    21,025             $ 207,045
       Redemptions of units                  3,748                38,622
                                           -------             ---------
                   Net Increase             17,277             $ 168,423
                                           =======             =========


                                                  For the period
                                                December 7, 2000(a)
                                                      through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Small Company
       Issuance of units                     232                $ 2,386
       Redemptions of units                    0                      0
                                           -----                --------
                   Net Increase              232                $ 2,386
                                           =====                ========


                                                   For the period
                                                November 13, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Growth
       Issuance of units                    13,380              $ 132,531
       Redemptions of units                  3,753                 38,405
                                           -------              --------
                   Net Increase              9,627              $ 94,126
                                           =======              ========


                                                   For the period
                                                November 30, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF S&P 500 Index
       Issuance of units                    12,165             $ 122,180
       Redemptions of units                      0                     0
                                           -------             ---------
                   Net Increase             12,165             $ 122,180
                                           =======             =========


                                                   For the period
                                                December 29, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Value
       Issuance of units                     47                  $ 466
       Redemptions of units                   0                      0
                                           ----                 ------
                   Net Increase              47                  $ 466
                                           ====                 ======


(a) Commencement of operations

                             JPF VA SEPARATE ACCOUNT

                               December 31, 2000

NOTE F--CONTRACTHOLDER TRANSACTIONS (Continued)


                                                   For the period
                                                November 30, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Balanced
       Issuance of units                    9,413               $95,304
       Redemptions of units                     0                     0
                                           ------               -------
                   Net Increase             9,413               $95,304
                                           ======               =======


                                                   For the period
                                                November 30, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF High Yield Bond
       Issuance of units                    5,581               $55,884
       Redemptions of units                     0                     0
                                           ------               -------
                   Net Increase             5,581               $55,884
                                           ======               =======


                                                   For the period
                                                December 27, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
JPVF Money Market
       Issuance of units                    9,187               $91,878
       Redemptions of units                     0                     0
                                           ------               -------
                   Net Increase             9,187               $91,878
                                           ======               =======


                                                   For the period
                                                November 20, 2000(a)
                                                       through
                                                  December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
Fidelity VIP II Equity-Income
       Issuance of units                    3,772               $37,952
       Redemptions of units                     0                     0
                                           ------               -------
                   Net Increase             3,772               $37,952
                                           ======               =======


                                                     For the period
                                                  November 13, 2000(a)
                                                        through
                                                   December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
Fidelity VIP Growth
          Issuance of units                 10,401              $102,723
          Redemptions of units               2,935                30,064
                                           -------              --------
                     Net Increase            7,466              $ 72,659
                                           =======              ========


                                                     For the period
                                                  December 7, 2000(a)
                                                        through
                                                   December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
Fidelity VIP II Contrafund
          Issuance of units                 2,075               $ 20,402
          Redemptions of units                  0                      0
                                           ------               --------
                     Net Increase           2,075               $ 20,402
                                           ======               ========


                                                     For the period
                                                  November 15, 2000(a)
                                                        through
                                                   December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
MFS Research Series
          Issuance of units                 8,544               $ 81,627
          Redemptions of units              1,800                 17,687
                                           ------               --------
                     Net Increase           6,744               $ 63,940
                                           ======               ========


                                                     For the period
                                                  November 13, 2000(a)
                                                        through
                                                   December 31, 2000
                                           -----------------------------
                                            Units                Amount
                                           ------               --------
MFS Utilities Series
          Issuance of units                 7,512               $ 74,492
          Redemptions of units              2,614                 26,336
                                           ------               --------
                     Net Increase           4,898               $ 48,156
                                           ======               ========


(a) Commencement of operations

                             JPF VA SEPARATE ACCOUNT

                                December 31, 2000

NOTE F--CONTRACTHOLDER TRANSACTIONS (Continued)


                                                    For the period
                                                  November 30, 2000(a)
                                                       through
                                                   December 30, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
Oppenheimer Bond
          Issuance of units                 2,789               $27,930
          Redemptions of units                  0                     0
                                           ------               -------
                     Net Increase           2,789               $27,930
                                           ======               =======


                                                   For the period
                                                  November 13, 2000(a)
                                                      through
                                                   December 30, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------
Oppenheimer Capital Appreciation
          Issuance of units                 8,097               $ 80,782
          Redemptions of units              2,000                 20,406
                                           ------               --------
                     Net Increase           6,097               $ 60,376
                                           ======               ========


                                                   For the period
                                                  November 30, 2000(a)
                                                        through
                                                   December 30, 2000
                                           -----------------------------
                                            Units                Amount
                                           -------              --------

Oppenheimer Strategic Bond
          Issuance of units                 2,787               $ 27,931
          Redemptions of units                  0                      0
                                           ------               --------
                     Net Increase           2,787               $ 27,931
                                           ======               ========

         Jefferson Pilot Financial Insurance Company and Subsidiaries
                   Audited Consolidated Financial Statements
As of December 31, 2000 and 1999 and for the three years ended December 31,
                                     2000

Contents



Report of Independent Auditors ...........................   F-1
Consolidated Balance Sheets ..............................   F-2
Consolidated Statements of Income ........................   F-4
Consolidated Statements of Stockholder's Equity ..........   F-5
Consolidated Statements of Cash Flows ....................   F-6
Notes to Consolidated Financial Statements ...............   F-7

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        REPORT OF INDEPENDENT AUDITORS


The Board of Directors
Jefferson Pilot Financial Insurance Company and Subsidiaries

We have audited the accompanying consolidated balance sheets of Jefferson Pilot Financial Insurance Company (a wholly-owned subsidiary of Jefferson-Pilot Corporation) and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Jefferson Pilot Financial Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.



                                                [Signature of Ernst & Young LLP]


February 5, 2001

         JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARIES
                          Consolidated Balance Sheets


                   (In Thousands, except for Share Amounts)



                                                                                    December 31,
                                                                            -----------------------------
                                                                                 2000            1999
                                                                            -------------   -------------
Assets
Invested assets:
 Debt securities available-for-sale, at fair value (amortized cost
  2000-$7,907,877 and 1999-$8,102,384) ..................................    $ 7,895,890     $ 7,827,493
 Debt securities held-to-maturity, at amortized cost (fair value
  2000-$1,546,741 and 1999-$1,762,890) ..................................      1,538,991       1,798,897
 Equity securities available-for-sale, at fair value (cost 2000-$17,163
  and 1999-$58,615) .....................................................         21,168          55,023
 Policy loans ...........................................................        674,936         654,431
 Mortgage loans on real estate ..........................................      1,168,188       1,120,310
 Real estate ............................................................         38,251          41,724
 Other investments ......................................................         11,900          18,749
                                                                             -----------     -----------
Total investments .......................................................     11,349,324      11,516,627
Cash and cash equivalents ...............................................          4,244         156,672
Accrued investment income ...............................................        160,080         169,244
Due from reinsurers .....................................................      1,341,758       1,473,925
Deferred policy acquisition costs .......................................        469,637         329,513
Value of business acquired ..............................................        739,575         949,095
Cost in excess of net assets acquired, net of accumulated amortization
 (2000-$29,369; 1999-$12,132) ...........................................        279,017         266,680
Property and equipment, net of accumulated depreciation (2000-$54,373;
 1999-$53,368) ..........................................................         32,928          34,951
Deferred federal income taxes ...........................................             --         123,917
Assets held in separate accounts ........................................      1,603,235       1,483,931
Other assets ............................................................        165,020          91,581
                                                                             -----------     -----------
                                                                             $16,144,818     $16,596,136
                                                                             ===========     ===========

See notes to consolidated financial statements.

         JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARIES
                          Consolidated Balance Sheets


                   (In Thousands, except for Share Amounts)



                                                                             December 31,
                                                                    -------------------------------
                                                                         2000             1999
                                                                    --------------   --------------
Liabilities
Policy liabilities:
 Policyholder contract deposits .................................    $10,287,312      $10,781,694
 Future policy benefits .........................................      1,289,323        1,212,866
 Policy and contract claims .....................................        130,862          173,612
 Premiums paid in advance .......................................          4,606            2,148
 Other policyholders' funds .....................................        203,007          243,502
                                                                     -----------      -----------
Total policy liabilities ........................................     11,915,110       12,413,822
Deferred federal income taxes ...................................            102               --
Payable to affiliates ...........................................        120,570           88,946
Liabilities related to separate accounts ........................      1,603,235        1,483,931
Securities sold under repurchase agreements .....................        172,778          302,358
Accrued expenses and other liabilities ..........................        205,415          255,990
                                                                     -----------      -----------
                                                                      14,017,210       14,545,047
Commitments and contingencies
Stockholder's equity
 Common stock, par value $5 per share, 600,000 shares authorized,
  issued and outstanding ........................................          3,000            3,000
 Paid in capital ................................................      1,714,226        1,714,338
 Retained earnings ..............................................        413,289          434,964
 Accumulated other comprehensive income--net unrealized
  (losses) gains on securities ..................................         (2,907)        (101,213)
                                                                     -----------      -----------
                                                                       2,127,608        2,051,089
                                                                     -----------      -----------
                                                                     $16,144,818      $16,596,136
                                                                     ===========      ===========

See notes to consolidated financial statements.

         JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARIES
                       Consolidated Statements of Income


                                (In Thousands)



                                                                                           December 31,
                                                                           ---------------------------------------------
                                                                                2000            1999            1998
                                                                           -------------   -------------   -------------
Revenues
Premiums and policy charges ............................................    $  942,141      $  444,545      $  447,388
Net investment income ..................................................       831,743         726,928         714,504
Realized investment losses .............................................       (12,866)         (4,333)           (355)
Other income ...........................................................         3,933           2,372           3,929
                                                                            ----------      ----------      ----------
Total revenues .........................................................     1,764,951       1,169,512       1,165,466
Benefits and expenses
Policy benefits and claims .............................................     1,046,736         649,388         675,770
Commissions and operating expenses, net of deferrals ...................       108,547          54,170          73,581
Amortization of intangibles ............................................       190,608         118,368         107,174
Taxes, licenses and fees ...............................................        44,775          28,335          27,194
                                                                            ----------      ----------      ----------
Total benefits and expenses ............................................     1,390,666         850,261         883,719
                                                                            ----------      ----------      ----------
Income before federal income tax and preferred stock dividends .........       374,285         319,251         281,747
Federal income tax expense: ............................................
 Current ...............................................................       104,643          69,694          72,868
 Deferred ..............................................................        31,317          45,076          28,048
                                                                            ----------      ----------      ----------
                                                                               135,960         114,770         100,916
                                                                            ----------      ----------      ----------
Net income before preferred stock dividends ............................       238,325         204,481         180,831
Preferred stock dividends ..............................................            --              --           1,128
                                                                            ----------      ----------      ----------
Net income .............................................................    $  238,325      $  204,481      $  179,703
                                                                            ==========      ==========      ==========

See notes to consolidated financial statements.

         JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARIES
                Consolidated Statements of Stockholder's Equity


                                (In Thousands)



                                                                                     Accumulated Other
                                                                                   Comprehensive Income--         Total
                                        Common       Paid in        Retained      Net Unrealized (Losses)     Stockholder's
                                         Stock       Capital        Earnings        Gains on Securities          Equity
                                       --------   -------------   ------------   -------------------------   --------------
Balance, December 31, 1997 .........    $3,000     $1,314,888      $  220,780           $   89,552             $1,628,220
Net income .........................        --             --         179,703                   --                179,703
Other comprehensive income .........        --             --              --               16,605                 16,605
                                                                                                               ----------
 Comprehensive income ..............        --             --              --                   --                196,308
Less dividends paid ................        --             --         (70,000)                  --                (70,000)
Purchase price adjustment ..........        --        (26,434)             --                   --                (26,434)
                                        ------     ----------      ----------           ----------             ----------
Balance, December 31, 1998 .........     3,000      1,288,454         330,483              106,157              1,728,094
                                        ======     ==========      ==========           ==========             ==========
Net income .........................        --             --         204,481                   --                204,481
Other comprehensive income .........        --             --              --             (207,370)              (207,370)
                                                                                                               ----------
 Comprehensive income ..............        --             --              --                   --                 (2,889)
Less dividends paid ................        --             --        (100,000)                  --               (100,000)
Acquisition of GLIC ................        --        425,884              --                   --                425,884
                                        ------     ----------      ----------           ----------             ----------
Balance, December 31, 1999 .........     3,000      1,714,338         434,964             (101,213)             2,051,089
                                        ======     ==========      ==========           ==========             ==========
Net income .........................        --             --         238,325                   --                238,325
Other comprehensive income .........        --             --              --               98,306                 98,306
                                                                                                               ----------
 Comprehensive income ..............        --             --              --                   --                336,631
Less dividends paid ................        --             --        (260,000)                  --               (260,000)
Purchase price adjustment ..........        --           (112)             --                   --                   (112)
                                        ------     ----------      ----------           ----------             ----------
Balance, December 31, 2000 .........    $3,000     $1,714,226      $  413,289           $   (2,907)            $2,127,608
                                        ======     ==========      ==========           ==========             ==========

See notes to consolidated financial statements.

         JEFFERSON PILOT FINANCIAL INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows


                                (In Thousands)

                                                                                              Year ended December 31,
                                                                                  -----------------------------------------------
                                                                                        2000            1999            1998
                                                                                  --------------- --------------- ---------------
Operating activities
Net income ......................................................................  $    238,325    $    204,481    $    179,703
Adjustments to reconcile net income to net cash provided by operating activities:
 Change in future policy benefits, policy and contract claims and
   premiums paid in advance, net ................................................        30,576           6,635        (103,826)
 Credits to policyholder accounts, net ..........................................        19,747          52,210          79,661
 Policy acquisition costs deferred, net of amortization .........................      (139,312)       (105,561)        (91,387)
 Net amortization of value of business acquired .................................        89,913          60,636          46,237
 Change in accrued investment income ............................................         9,164          (6,250)         (2,902)
 Realized investment losses .....................................................        12,866           4,333             355
 Amortization of investment premium .............................................        11,543          14,498          20,905
 Provision for depreciation .....................................................         2,509           6,417          10,737
 Provision for deferred income tax ..............................................        31,317          45,076          28,048
 Change in receivables and asset accruals .......................................         1,988           5,800         (27,420)
 Change in payables and expense accruals ........................................        57,539          59,476          73,872
 Other operating activities, net ................................................        11,975          (8,272)        (15,411)
                                                                                   ------------    ------------    ------------
Net cash provided by operating activities .......................................       378,150         339,479         198,572
                                                                                   ------------    ------------    ------------
Investing activities
Securities available-for-sale:
  Sales..........................................................................       686,711         690,758         359,298
  Maturities, calls and redemptions..............................................       534,078         691,801         699,144
  Purchases......................................................................      (981,389)     (1,574,808)     (1,261,354)
Securities held-to-maturity:
  Sales..........................................................................        10,992           4,868           8,438
  Maturities, calls and redemptions..............................................       333,655         286,844         295,432
  Purchases......................................................................      (104,001)         (3,640)        (99,752)
Mortgage loans originated .......................................................       (97,590)       (279,375)       (260,915)
Repayments of mortgage loans ....................................................        46,642          40,859          79,556
Policy loans issued, net of repayments ..........................................       (28,495)        (22,168)        (12,004)
Other investing activities, net .................................................        (1,140)          5,896           6,996
                                                                                   ------------    ------------    ------------
Net cash provided by (used in) investing activities .............................       399,463        (158,965)       (185,161)
                                                                                   ------------    ------------    ------------
Financing activities
Deposits credited to policyholders' funds .......................................       838,382         834,017         902,909
Withdrawals from policyholders' funds ...........................................    (1,377,548)       (965,290)       (966,006)
Dividends paid ..................................................................      (260,000)       (100,000)        (70,000)
Proceeds from securities sold under repurchase agreements .......................      (129,580)        151,986         150,593
Other financing activities ......................................................        (1,295)         (4,184)        (53,068)
                                                                                   ------------    ------------    ------------
Net cash used in financing activities ...........................................      (930,041)        (83,471)        (35,572)
                                                                                   ------------    ------------    ------------
Change in cash and cash equivalents .............................................      (152,428)         97,043         (22,161)
Cash of GLIC at date of acquisition .............................................            --          44,966              --
Cash and cash equivalents, beginning of period ..................................       156,672          14,663          36,824
                                                                                   ------------    ------------    ------------
Cash and cash equivalents, end of period ........................................  $      4,244    $    156,672    $     14,663
                                                                                   ============    ============    ============
Interest paid ...................................................................  $     10,412    $     12,744    $     19,408
                                                                                   ============    ============    ============

See notes to consolidated financial statements.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

1. Basis of Presentation

Principles of Consolidation

The consolidated financial statements presented herein represent the merger of three insurance companies that previously were affiliated through a common parent. The merger (reorganization of affiliates) under the common parent has been accounted for on a basis similar to a pooling-of-interests utilizing the parent's historical basis. The historical accounting basis includes the "pushed down" effect of purchase accounting utilized by the common parent to the three individual companies. The merger was effective August 1, 2000, and included no additional consideration. The parties to the merger include Jefferson Pilot Financial Insurance Company (the Company or JPFIC), the survivor in the reorganization, acquired by the common parent Jefferson-Pilot Corporation (JPCorp) effective April 30, 1997, Alexander Hamilton Life Insurance Company of America (AHL), acquired by JPCorp in 1995 and Guarantee Life Insurance Company
(GLIC), a wholly-owned subsidiary of The Guarantee Life Companies, Inc., (TGLCI) which was acquired by JPCorp effective December 30, 1999. The financial statements presented include the periods for which each of the three companies were affiliated through common ownership by JPCorp. The Company's principal subsidiary is Jefferson Pilot Life America Insurance Company (JPLA). Significant intercompany transactions have been eliminated in consolidation.

Nature of Business

The Company is wholly-owned by JPCorp. The Company and its subsidiaries are principally engaged in the sale of individual life insurance products, individual annuity products, individual investment products, and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal producing general agents throughout the Unites States.

Acquisitions

JPCorp acquired the Company on May 13, 1997, with an effective date of April 30, 1997. The acquisition was accounted for as a purchase, utilizing "push down" accounting, and the assets and liabilities were recorded at fair value as of April 30, 1997. The original cost of the acquisition as of April 30, 1997 was $785 million, including all acquisition costs. Subsequent adjustments to the original purchase price in 1998 resulted in a downward adjustment of the purchase price to $759 million. The amount allocated to value of business acquired and cost in excess of net assets acquired was $460 million and $100 million, respectively.

AHL was acquired by JPCorp on October 1, 1995, and included substantially all of the life insurance and single premium deferred annuity contracts in force as of the acquisition date. Certain blocks of business including structured settlements, lottery business and Corporate Owned Life Insurance (COLI) written prior to the acquisition, as well as certain business written in conjunction with the seller's lending business, were 100% reinsured with affiliates of the seller on a coinsurance basis. The aggregate purchase price was $575 million including all acquisition costs. The value of business acquired resulting from this acquisition amounted to $325 million while cost in excess of net assets acquired came to $50 million.

GLIC was acquired by JPCorp through the acquisition of its parent on December 30, 1999 for an aggregate purchase price of $426 million. The acquisition, which was accounted for as a purchase, resulted in $105 million of cost in excess of net assets acquired and $202 million of value of business acquired. The Company finalized its purchase accounting adjustments for this acquisition in 2000 and recorded a $112 thousand decrease in purchase price for the acquisition.

The following proforma results of operations for the year ended December 31, 1999, assume that the GLIC acquisition occurred as of January 1, 1999. The proforma results have been prepared for comparative purposes only and do not purport to indicate the results of operations which would have actually been reported had the acquisition occurred on January 1, 1999, or which may occur in the future (in thousands):


  Net revenues      $1,665,614
  Net income        $  207,136

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are asset valuation allowances, policy liabilities, deferred policy acquisition costs, value of business acquired and the potential effects of resolving litigated matters.

Cash and Cash Equivalents

The Company includes with cash and cash equivalents its holdings of short-term investments which are highly liquid investments that mature within three months of the date of acquisition.

Invested Assets

Debt securities are classified as either securities held-to-maturity, stated at amortized cost, or as securities available-for-sale, stated at fair value with net unrealized gains and losses included in accumulated other comprehensive income, net of deferred income taxes and adjustments to deferred policy acquisition costs and value of business acquired.

Equity securities are classified as securities available-for-sale, stated at fair value with net unrealized gains and losses included in accumulated other comprehensive income, net of deferred income taxes and adjustments to deferred policy acquisition costs and value of business acquired.

Policy loans are carried at the unpaid balances.

Mortgage loans on real estate are stated at the unpaid balances, net of allowances for unrecoverable amounts. In addition to a general estimated allowance, an allowance for unrecoverable amounts is provided when a mortgage loan becomes impaired. Mortgage loans are considered impaired when it becomes probable the Company will be unable to collect the total amount due, including principal and interest, according to contractual terms. The impairment is measured based upon the present value of expected cash flows discounted at the effective interest rate on both a loan by loan basis and by measuring aggregate loans with similar risk characteristics. Interest on mortgage loans is recorded until collection is deemed improbable.

The Company's mortgage loan portfolio is comprised primarily of conventional real estate mortgages collateralized by retail (28%) and (28%), apartment (19%) and (20%), industrial (25%) and (24%), hotel (10%) and (11%), and office (16%) and (17%) properties at December 31, 2000 and 1999, respectively.

Mortgage loan underwriting standards emphasize the credit status of a prospective borrower, quality of the underlying collateral and conservative loan-to-value relationships. Of stated mortgage loan balances as of December 31, 2000 and 1999, 28% and 29% are due from borrowers in South Atlantic states, 24% and 24% are due from borrowers in West South Central states, 10% and 10% are due from borrowers in West North Central states, 11% and 11% are due from borrowers in East North Central states, 11% and 10% are due from borrowers in Pacific states, and 9% and 10% are due from borrowers in Mountain states. No other geographic region represents as much as 10% of December 31, 2000 and 1999 mortgage loans.

Amortization of premiums and accrual of discounts on investments in debt securities are reflected in earnings over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on dispositions of securities are determined by the specific identification method.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

2. Summary of Significant Accounting Policies--Continued

Recognition of Revenues, Benefits, Claims and Expenses
Universal Life Products

Universal life products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for universal life products consist of policy charges for the cost of insurance, policy administration and surrenders that have been assessed against policy account balances during the period.

Policy fund liabilities for universal life and other interest-sensitive life insurance policies are computed in accordance with the retrospective deposit method and represent policy account balances before surrender charges. Policy fund assets and liabilities for variable universal life insurance are segregated and recorded as separate account assets and liabilities. Separate account assets are carried at market values as of the balance sheet date and are invested by the Company at the direction of the policyholder. Investments are made in different portfolios in a series fund. Each of the portfolios has specific investment objectives and the investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders. Accordingly, operating results of the separate accounts are not included in the consolidated statements of income.

Policy claims that are charged to expense include claims incurred in the period in excess of related policy account balances. Other policy benefits include interest credited to universal life and other interest-sensitive life insurance policies.

Investment Products

Investment products include variable annuities, fixed premium annuities, flexible premium annuities, structured settlement annuities and other supplementary contracts without life contingencies. Revenues for investment products consist of policy charges for the cost of insurance, policy administration and surrenders that have been assessed against policy account balances during the period. Deposits for these products are recorded as policy fund liabilities, which are increased by interest credited to the liabilities and decreased by withdrawals and policy charges assessed against the contract holders.

Recognition of Revenues, Benefits, Claims and Expenses
Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Premium revenues for traditional life insurance are recognized as revenues when due. The liabilities for future policy benefits are computed by the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Mortality is calculated principally on an experience multiple applied to select and ultimate tables in common usage in the industry. Estimated withdrawals are determined principally based on industry tables. Policy benefits and claims are charged to expense as incurred.

Interest Rate Assumptions

The liability for future policy benefits associated with ordinary life insurance policies has been determined using initial interest rate assumptions ranging from 2.0% to 9.9% and, when applicable, uniform grading over 20 to 30 years to ultimate rates ranging from 2.0% to 6.0%.

Credited interest rates for universal life-type products ranged from 4.10% to 6.60% in 2000 and 1999, and ranged from 3.80% to 6.85% in 1998. The average credited interest rates for universal life-type products were 5.41%, 5.28% and 5.96% for 2000, 1999 and 1998. For annuity products, credited interest rates generally ranged from 4.0% to 8.0% in 2000, and 4.0% to 6.0% in 1999 and 1998.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

2. Summary of Significant Accounting Policies--Continued

Recognition of Revenues, Benefits, Claims and Expenses (continued)

Accident and health and disability insurance premiums are earned on a monthly pro rata basis over the terms of the policies. Benefits include paid claims plus an estimate for known claims and claims incurred but not reported as of the balance sheet date.

Policy and Contract Claims

The liability for policy and contract claims consists of the estimated amount payable for claims reported but not yet settled, and an estimate of claims incurred but not reported, which is based on historical experience, adjusted for trends and circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.

Reinsurance

Reinsurance receivables include amounts recoverable from reinsurers related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies.

Deferred Policy Acquisition Costs and Value of Business Acquired

Costs related to obtaining new business, including commissions, certain costs of underwriting and issuing policies and certain agency office expenses, all of which vary with and are primarily related to the production of new business, have been deferred.

Deferred policy acquisition costs for traditional life insurance polices are amortized over the premium paying periods of the related contracts using the same assumptions for anticipated premium revenue that are used to compute liabilities for future policy benefits. For universal life and investment products, these costs are amortized at a constant rate based on the present value of the estimated future gross profits to be realized over the terms of the contracts, not to exceed 25 years.

Value of business acquired represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuity business purchased, using the same assumptions used to value the related liabilities. Amortization of the value of business acquired occurs over the related contract periods, using current crediting rates to accrete interest and a constant amortization rate based on the present value of expected future profits.

The carrying amounts of deferred policy acquisition costs and value of business acquired related to universal life and investment contracts is adjusted to reflect the effects that the unrealized gains or losses on investments classified as available-for-sale would have had on the present value of estimated gross profits had such gains or losses actually been realized. This adjustment is excluded from income and charged or credited directly to accumulated other comprehensive income, net of applicable deferred income tax. The carrying amounts of deferred policy acquisition costs and value of business acquired are also adjusted for the effect of realized gains and losses.

The carrying amounts of deferred policy acquisition costs and value of business acquired are reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments have been reflected in earnings for any period presented.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

2. Summary of Significant Accounting Policies--Continued

Cost in Excess of Net Assets Acquired

The excess of JPCorp's purchase price over the fair value of assets acquired, which has been "pushed down" to the Company level for financial reporting purposes, is being amortized on a straight-line basis over 25 to 35 years. Carrying amounts are regularly reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors.

Property and Equipment

Property and equipment used in operations are carried at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated remaining useful lives of the assets.

Federal Income Taxes

For the years 1998 and 1999, JPFIC, AHL, and GLIC filed separate consolidated tax returns with their wholly-owned subsidiaries. The tax return of Jefferson Pilot Financial Insurance Company for 2000, as the surviving corporation, will include the operations of the merged companies.

Deferred income tax assets and liabilities are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the financial statements. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.

Reclassifications

Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or stockholder's equity of the prior years.

New Accounting Pronouncement

Effective January 1, 2001, the Company will adopt SFAS 133, "Accounting for Derivative Instruments and for Hedging Activities". SFAS 133 requires companies to recognize all derivatives on the balance sheet at fair value and establishes special accounting rules for hedging activities. The effect of the hedge accounting rules is to permit a company to offset changes in fair value or cash flows of both the hedged item and hedging instrument in earnings in the same period. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported in earnings in the period of the change. Based on the limited nature of the Company's use of derivatives and hedging activities, adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

3. Invested Assets

Aggregate amortized cost, aggregate fair value and gross unrealized gains and losses of debt securities were as follows (in thousands):


                                                                                       December 31, 2000
                                                                 -------------------------------------------------------------
                                                                                     Gross           Gross
                                                                   Amortized      Unrealized      Unrealized          Fair
                                                                      Cost           Gains         (Losses)          Value
                                                                 -------------   ------------   --------------   -------------
Available-for-sale carried at fair value
U.S. Treasury obligations and direct obligations of
 U.S. government agencies ....................................    $  131,600       $  5,650       $       (6)     $  137,244
Federal agency issued mortgaged-backed securities ............     1,394,723         32,742           (6,068)      1,421,397
Obligations of states and political subdivisions .............        13,968            173             (393)         13,748
Corporate obligations ........................................     5,016,712        101,882         (170,604)      4,947,990
Corporate private-labeled mortgage-backed securities .........     1,338,463         38,248          (13,921)      1,362,790
Redeemable preferred stocks ..................................        12,411            444             (134)         12,721
                                                                  ----------       --------       ----------      ----------
Debt securities available-for-sale ...........................    $7,907,877       $179,139       $ (191,126)     $7,895,890
                                                                  ==========       ========       ==========      ==========
Held-to-maturity carried at amortized cost
U.S. Treasury obligations and direct obligations of
 U.S. government agencies ....................................    $       --       $     --       $       --      $       --
Obligations of states and political subdivisions .............        11,868             31              (51)         11,848
Corporate obligations ........................................     1,486,123         26,769          (20,348)      1,492,544
Corporate private-labeled mortgage-backed securities .........            --             --               --              --
Affiliate bonds ..............................................        41,000          1,349               --          42,349
                                                                  ----------       --------       ----------      ----------
Debt securities held-to-maturity .............................    $1,538,991       $ 28,149       $  (20,399)     $1,546,741
                                                                  ==========       ========       ==========      ==========

                                                                                       December 31, 1999
                                                                 -------------------------------------------------------------
                                                                                     Gross           Gross
                                                                   Amortized      Unrealized      Unrealized          Fair
                                                                      Cost           Gains         (Losses)          Value
                                                                 -------------   ------------   --------------   -------------
Available-for-sale carried at fair value
U.S. Treasury obligations and direct obligations of
 U.S. government agencies ....................................    $  156,185        $   439       $     (275)     $  156,349
Federal agency issued mortgaged-backed securities ............     1,561,999          2,666          (36,895)      1,527,770
Obligations of states and political subdivisions .............         7,582             --             (883)          6,699
Corporate obligations ........................................     5,116,508          8,135         (211,387)      4,913,256
Corporate private-labeled mortgage-backed securities .........     1,247,368          6,898          (43,899)      1,210,367
Redeemable preferred stocks ..................................        12,742            381              (71)         13,052
                                                                  ----------        -------       ----------      ----------
Debt securities available-for-sale ...........................    $8,102,384        $18,519       $ (293,410)     $7,827,493
                                                                  ==========        =======       ==========      ==========
Held-to-maturity carried at amortized cost
U.S. Treasury obligations and direct obligations of
 U.S. government agencies ....................................    $    6,616        $    --       $       --      $    6,616
Obligations of states and political subdivisions .............        11,091             --               --          11,091
Corporate obligations ........................................     1,735,122          1,999          (37,650)      1,699,471
Corporate private-labeled mortgage-backed securities .........         2,985             --               --           2,985
Affiliate bonds ..............................................        43,083              3             (359)         42,727
                                                                  ----------        -------       ----------      ----------
Debt securities held-to-maturity .............................    $1,798,897        $ 2,002       $  (38,009)     $1,762,890
                                                                  ==========        =======       ==========      ==========

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

3. Invested Assets--Continued

Affiliate bonds consist of securities issued by Jefferson-Pilot Communications Company, an affiliate. Interest earned on these bonds totaled $3.1 million, $3.4 million and $3.3 million in 2000, 1999 and 1998, respectively.

Aggregate amortized cost and aggregate fair value of debt securities at December 31, 2000 by contractual maturity were as follows (in thousands):



                                                           Available-for-Sale               Held-to-Maturity
                                                      -----------------------------   -----------------------------
                                                        Amortized          Fair         Amortized          Fair
                                                           Cost           Value            Cost           Value
                                                      -------------   -------------   -------------   -------------
Due in one year or less ...........................    $  135,158      $  134,952      $  133,875      $  133,670
Due after one year through five years .............     1,253,880       1,233,371         624,759         620,770
Due after five years through ten years ............     1,657,470       1,628,792         168,368         168,473
Due after ten years ...............................       991,311       1,006,974         139,284         144,844
Amounts not due at a single maturity date .........     3,857,647       3,879,080         472,705         478,984
Redeemable preferred stocks .......................        12,411          12,721              --              --
                                                       ----------      ----------      ----------      ----------
                                                       $7,907,877      $7,895,890      $1,538,991      $1,546,741
                                                       ==========      ==========      ==========      ==========

Actual future maturities will differ from the contractual maturities shown because the issuers of certain debt securities have the right to call or prepay the amounts due to the Company, with or without penalty.

The sources of net investment income were as follows (in thousands):




                                            Year ended December 31,
                                    ---------------------------------------
                                        2000          1999          1998
                                    -----------   -----------   -----------
Debt securities .................    $731,283      $648,201      $647,093
Equity securities ...............       1,744         2,817         2,710
Policy loans ....................      32,855        27,098        24,598
Mortgage loans ..................      90,413        71,170        53,549
Other ...........................      10,046         7,086        11,316
                                     --------      --------      --------
Gross investment income .........     866,341       756,372       739,266
Investment expenses .............      34,598        29,444        24,762
                                     --------      --------      --------
Net investment income ...........    $831,743      $726,928      $714,504
                                     ========      ========      ========

Realized investment gains and (losses) were as follows (in thousands):




                                                                         Year ended December 31,
                                                                 ----------------------------------------
                                                                     2000           1999          1998
                                                                 ------------   ------------   ----------
Debt securities ..............................................    $  (9,598)      $ (4,932)     $  7,679
Equity securities ............................................       (2,099)           (95)        2,899
Real estate ..................................................           --            157         1,640
Increase in mortgage loan valuation allowance ................       (1,921)          (411)       (9,800)
Amortization of deferred policy acquisition costs and value of
 business acquired ...........................................          136          1,643        (2,365)
Other ........................................................          616           (695)         (408)
                                                                  ---------       --------      --------
                                                                  $ (12,866)      $ (4,333)     $   (355)
                                                                  =========       ========      ========

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

3. Invested Assets--Continued

Information about gross realized gains and losses on available-for-sale securities transactions is as follows (in thousands):




                                                                                 Year ended December 31,
                                                                         ----------------------------------------
                                                                             2000           1999          1998
                                                                         ------------   ------------   ----------
Gross realized:
 Gains ...............................................................    $  11,914      $   6,786      $ 17,299
 Losses ..............................................................      (15,704)       (12,354)       (7,247)
                                                                          ---------      ---------      --------
Net realized (losses) gains on available-for-sale securities .........    $  (3,790)     $  (5,568)     $ 10,052
                                                                          =========      =========      ========

The changes in unrealized gains and (losses) on securities classified as available-for-sale for the Company were as follows (in thousands):




                                                                               Year ended December 31,
                                                                    ---------------------------------------------
                                                                         2000            1999            1998
                                                                    -------------   --------------   ------------
Change in equity securities .....................................    $    4,201       $   (1,902)     $  (1,697)
Change in debt securities .......................................       262,104         (551,516)        44,398
Change in deferred policy acquisition costs and value of business
 acquired adjustments ...........................................      (115,040)         234,387        (17,156)
                                                                     ----------       ----------      ---------
                                                                        151,265         (319,031)        25,545
Deferred income taxes ...........................................       (52,959)         111,661         (8,940)
                                                                     ----------       ----------      ---------
Change in net unrealized gains ..................................    $   98,306       $ (207,370)     $  16,605
                                                                     ==========       ==========      =========

The Company participates in a securities lending program. The Company generally receives cash collateral in an amount that is in excess of the market value of the securities loaned. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary. At December 31, 2000, the market value of securities loaned and collateral received amounted to $138 million and $143 million, respectively. At December 31, 1999, the market value of securities loaned and collateral received amounted to $60 million and $63 million, respectively.

The Company uses repurchase agreements to meet various cash requirements. At December 31, 2000 and 1999, the amounts held in debt securities available-for-sale pledged as collateral for these borrowings were $180 million and $318 million, respectively.

At December 31, 2000 and 1999, the recorded investment in mortgage loans that are considered to be impaired was $13.3 million and $0. Delinquent loans outstanding were $0 as of December 31, 2000 and 1999. The related allowance for credit losses on mortgage loans increased from $9.8 million at December 31, 1998 to $10.2 million at December 31, 1999 to $12.1 million at December 31, 2000 through charges to realized losses. The average recorded investment in impaired loans was $6.7 million, $0 and $0 during the years ended December 31, 2000, 1999 and 1998, on which interest income of $1.1 million, $0 and $0 was recognized.

The Company sold certain securities that had been classified as held-to-maturity, due to significant declines in credit worthiness. Total proceeds were $11.0 million, $4.9 million and $8.4 million in 2000, 1999 and 1998.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

4. Derivatives

Use of Derivatives

The Company's investment policy permits the use of derivative financial instruments such as interest rate swaps in certain circumstances. The following summarizes open interest rate swaps at December 31 (in thousands):




                                                                             2000            1999
                                                                        -------------   -------------
Received-fixed swaps held as hedges of direct investments:
 Notional amount ....................................................     $ 137,440       $ 137,440
 Average rate received ..............................................          7.28%           7.28%
 Average rate paid ..................................................          6.90%           5.62%
Received-fixed swaps held to modify annuity crediting rates:
 Notional amount ....................................................     $  17,500       $  17,500
 Average rate received ..............................................          6.78%           6.78%
 Average rate paid ..................................................          6.40%           5.33%

Hedging Direct Investments

Interest rate swaps are used to reduce the impact of interest rate fluctuations on specific floating-rate direct investments. Interest is exchanged periodically on the notional value, with the Company receiving a fixed rate and paying a short-term LIBOR rate on a net exchange basis. The net amount received or paid under swaps is reflected as an adjustment to investment income. For hedges of investments classified as available-for-sale, net unrealized gains and losses, net of the effects of income taxes and the impact on deferred policy acquisition costs and the value of business acquired, are not significant and are included in accumulated other comprehensive income in stockholder's equity as of December 31, 2000 and 1999.

Modifying Annuity Crediting Rates

Interest rate swaps are used to modify the interest characteristics of certain blocks of annuity contract deposits. Interest is exchanged periodically on the notional value, with the Company receiving a fixed rate and paying various short-term LIBOR rates on a net exchange basis. The net amount received or paid under these swaps is reflected as an adjustment to annuity benefits.

Hedging Equity Indexed Annuity Crediting Rates

GLIC marketed an equity indexed annuity product which has an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 index. GLIC historically managed this risk by purchasing call options that mirrored the interest credited to the contracts. As of December 31, 2000, the fair value and the carrying value of these options totaled $4 million. As of December 31, 1999, the fair value and the carrying value of these options totaled $5 million, reflecting the mark-to-market adjustment made to GLIC's assets as of the acquisition date.

Credit and Market Risk

The Company is exposed to credit risk in the event of non-performance by counterparties to swap agreements. The Company limits this exposure by entering into swap agreements with counterparties having high credit ratings and by regularly monitoring the ratings.

The Company's credit exposure on swaps is limited to the fair value of swap agreements that are favorable to the Company. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material adverse effect on the Company's financial position or results of operations.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

4. Derivatives--Continued

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of swap agreements and the related direct investments. The Company routinely monitors correlation between hedged items and hedging instruments. In the event a hedge relationship is terminated or loses correlation, any related hedging instrument that remained would be marked-to-market through income. If the hedging instrument is terminated, any gain or loss is deferred and amortized over the remaining life of the hedged asset.

5. Deferred Policy Acquisition Costs and Value of Business Acquired

Policy acquisition costs deferred and the related amortization charged to income were as follows (in thousands):




                                                                                     Year ended December 31,
                                                                             ---------------------------------------
                                                                                 2000          1999          1998
                                                                             -----------   -----------   -----------
Beginning balance ........................................................    $ 329,513     $ 223,337     $ 132,215
Deferral:
 Commissions .............................................................      164,144       104,033        78,759
 Other ...................................................................       48,257        30,801        29,960
                                                                              ---------     ---------     ---------
                                                                                212,401       134,834       108,719
Amortization .............................................................      (73,089)      (29,273)      (17,332)
Adjustment related to realized losses (gains) on debt securities .........          224           615          (265)
Adjustment related to unrealized losses on securities
 available-for-sale ......................................................          588            --            --
                                                                              ---------     ---------     ---------
Ending balance ...........................................................    $ 469,637     $ 329,513     $ 223,337
                                                                              =========     =========     =========

Changes in the value of business acquired were as follows (in thousands):




                                                                                      Year ended December 31,
                                                                             -----------------------------------------
                                                                                  2000           1999          1998
                                                                             -------------   -----------   -----------
Beginning balance ........................................................    $  949,095      $ 568,208     $ 622,438
Deferral of commissions and accretion of interest ........................        17,860         22,142        37,281
Amortization .............................................................      (107,773)       (82,778)      (83,518)
Adjustment related to purchase accounting adjustments ....................        (3,891)       206,108        11,263
Adjustment related to realized (gains) losses on debt securities .........           (88)         1,028        (2,100)
Adjustment related to unrealized (gains) losses on securities
 available-for-sale ......................................................      (115,628)       234,387       (17,156)
                                                                              ----------      ---------     ---------
Ending balance ...........................................................    $  739,575      $ 949,095     $ 568,208
                                                                              ==========      =========     =========

Expected approximate amortization percentages of the value of business acquired as of December 31, 2000 over the next five years are as follows:


  Year ending December 31:
   2001 ..................     10.6%
   2002 ..................      9.4%
   2003 ..................      8.2%
   2004 ..................      6.9%
   2005 ..................      5.7%

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

6. Federal Income Taxes

The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities are as follows (in thousands):




                                                                                     December 31,
                                                                             -----------------------------
                                                                                  2000            1999
                                                                             -------------   -------------
Deferred income tax assets:
 Difference in policy liabilities ........................................    $  202,331      $  253,904
 Net unrealized losses on securities .....................................         1,267          54,699
 Obligation for postretirement benefits ..................................           760             650
 Deferred compensation ...................................................        22,114          20,577
 Depreciation differences ................................................           736              --
 Differences in investment basis .........................................            --           7,754
 Other deferred tax assets ...............................................        30,755          80,677
                                                                              ----------      ----------
Gross deferred tax assets ................................................       257,963         418,261
Deferred income tax liabilities:
 Deferral of policy acquisition costs and value of business acquired .....      (124,494)       (251,052)
 Differences in investment basis .........................................       (27,810)             --
 Depreciation differences ................................................            --          (3,678)
 Other deferred tax liabilities ..........................................      (105,761)        (39,614)
                                                                              ----------      ----------
Gross deferred tax liabilities ...........................................      (258,065)       (294,344)
                                                                              ----------      ----------
Net deferred income tax (liabilities) assets .............................    $     (102)     $  123,917
                                                                              ==========      ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". The Company has approximately $15.8 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. No related deferred tax liability has been recognized for the potential tax which would approximate $5.5 million under current proposed rates.

In 2000, other assets includes $23.0 million for a federal income tax refund owed to the Company. In 1999 accrued expenses and other liabilities included $4.5 million for federal income taxes due.

Federal income taxes paid in 2000, 1999, and 1998 were $126 million, $52 million, and $70 million, respectively.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

7. Accident and Health and Disability Insurance Liabilities Activity

Activity in the liabilities for accident and health and disability benefits, including reserves for future policy benefits and unpaid claims and claim adjustment expenses, is summarized below (in thousands):



                                                  Year ended December 31,
                                          ---------------------------------------
                                              2000          1999          1998
                                          -----------   -----------   -----------
Balance as of January 1 ...............    $ 325,616     $130,643      $120,000
Less reinsurance recoverables .........       94,677       43,578        40,000
                                           ---------     --------      --------
Net balance as of January 1 ...........      230,939       87,065        80,000
                                           ---------     --------      --------
Acquisitions ..........................           --      143,468            --
                                           ---------     --------      --------
Amount incurred:
 Current year .........................      237,307       23,197        23,364
 Prior years ..........................      (11,849)      (5,294)         (460)
                                           ---------     --------      --------
                                             225,458       17,903        22,904
                                           ---------     --------      --------
Less amount paid:
 Current year .........................      139,210        5,394         3,198
 Prior years ..........................       57,842       12,103        12,641
                                           ---------     --------      --------
                                             197,052       17,497        15,839
                                           ---------     --------      --------
Net balance as of December 31 .........      259,345      230,939        87,065
Plus reinsurance recoverables .........      105,935       94,677        43,578
                                           ---------     --------      --------
Balance as of December 31 .............    $ 365,280     $325,616      $130,643
                                           =========     ========      ========

8. Retirement Benefit Plans

Pensions

The Company's employees participate in JPCorp's defined benefit pension plans covering substantially all employees. The plans are noncontributory and are funded through group annuity contracts issued by Jefferson-Pilot Life Insurance Company, an affiliate. The assets of the plan are those of the related contracts, and are primarily held in the separate accounts of Jefferson-Pilot Life Insurance Company. The plans provide benefits based on annual compensation and years of service. The funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes. The plans are administered by JPCorp. Pension expense for all years presented was not significant.

Other Postretirement Benefits

The Company provides certain other postretirement benefits, principally health care and life insurance, to retired employees and their beneficiaries and covered dependents. The Company contributes to a welfare benefit trust from which future benefits will be paid. The Company accrues the cost of providing postretirement benefits other than pensions during the employees' active service period. Plan expense for all years presented was not significant.

Defined Contribution Plans

Defined contribution retirement plans cover most employees and full time agents. The Company matches a portion of participant contributions and makes profit sharing contributions to a fund that acquires and holds shares of JPCorp's common stock. Most plan assets are invested under a group variable annuity contract issued by Jefferson-Pilot Life Insurance Company. Plan expense for all years presented was not significant.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

9. Commitments and Contingent Liabilities

The Company leases electronic data processing equipment and field office space under noncancelable operating lease agreements. The lease terms generally range from three to five years. Neither annual rent nor future rental commitments are significant.

The Company routinely enters into commitments to extend credit in the form of mortgage loans and to purchase certain debt securities for its investment portfolio in private placement transactions. The fair value of outstanding commitments to fund mortgage loans and to acquire debt securities in private placement transactions, which are not reflected in the consolidated balance sheet, approximates $24 million as of December 31, 2000.

In the normal course of business, the Company and its subsidiaries are parties to various lawsuits. Because of the considerable uncertainties that exist, the Company cannot predict the outcome of pending or future litigation. However, management believes that the resolution of pending legal proceedings will not have a material adverse effect on the Company's financial position or results of operations.

10. Reinsurance

The Company attempts to reduce its exposure to significant individual claims by reinsuring portions of certain life insurance contracts written. The maximum amount of individual life insurance retained on any one life, including accidental death benefits, is $2 million.

The effects of reinsurance in the consolidated statements of income were as follows (in thousands):




                                                              Year ended December 31,
                                                     -----------------------------------------
                                                          2000           1999          1998
                                                     -------------   -----------   -----------
Direct premiums and policy charges ...............    $1,084,871      $561,978      $557,495
Less premiums and policy charges ceded ...........       151,858       118,336       140,998
Plus premiums and policy charges assumed .........         9,128           903        30,891
                                                      ----------      --------      --------
Net premiums and policy charges ..................    $  942,141      $444,545      $447,388
                                                      ==========      ========      ========
Policy benefits and claims ceded .................    $  219,468      $232,886      $263,789
                                                      ==========      ========      ========

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to the Company. The Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk related to reinsurance activities. No significant credit losses resulted from the Company's reinsurance activities during any period presented.

The Company reinsured 100% of the Periodic Payment Annuities (PPA), COLI and Affiliated credit insurance business written prior to the AHL acquisition by JPCorp in 1995 with affiliates of Household International, Inc. on a coinsurance basis. Balances are settled monthly, and the Company is compensated by the reinsurers for administrative services related to the reinsured business. The amounts due from reinsurers in the consolidated balance sheets include $948 million and $1,057 million due from the Household affiliates at December 31, 2000 and 1999.

Assets related to the reinsured PPA and COLI business have been placed in irrevocable trusts formed to hold the assets for the benefit of the Company and are subject to investment guidelines which identify (1) the types and standards of securities in which new investments are permitted, (2) prohibited new investments, (3) individual credit exposure limits and (4) portfolio characteristics. Household has unconditionally and irrevocably guaranteed, as primary obligor, full payment and performance by its affiliated reinsurers. The Company has the right to terminate the PPA and COLI reinsurance agreements by recapture of the related assets

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

10. Reinsurance--Continued

and liabilities if Household does not take a required action under the guarantee agreements within 90 days of a triggering event. The Company has the option to terminate the PPA and COLI reinsurance agreements on the seventh anniversary of the acquisition, by recapturing the related assets and liabilities at an agreed-upon price or their then current fair values as independently determined.

As of December 31, 2000 and 1999, the Company had a reinsurance recoverable of $84 million and $87 million, respectively, from a single reinsurer, pursuant to a 50% coinsurance agreement. The Company and the reinsurer are joint and equal owners in $172 million and $191 million of securities and short-term investments as of December 31, 2000 and 1999, respectively, 50% of which is included in investments in the accompanying consolidated balance sheets.

11. Statutory Financial Information

The Company prepares financial statements on the basis of statutory accounting practices (SAP) prescribed or permitted by the Nebraska Department of Insurance. Prescribed SAP include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations and administrative rules. Permitted SAP encompass all accounting practices not so prescribed. The impact of permitted accounting practices on statutory capital and surplus is not significant for the Company.

The principal differences between SAP and generally accepted accounting principles (GAAP) as they relate to the financial statements of the Company are
(1) policy acquisition costs are expensed as incurred under SAP, whereas they are deferred and amortized under GAAP, (2) amounts collected from holders of universal life-type and investment products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided,
(3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP, (4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (6) no provision is made for deferred income taxes under SAP, and (7) certain assets are not admitted for purposes of determining surplus under SAP.

Reported capital and surplus on a statutory basis at December 31, 2000 and 1999 was $816 million and $874 million. Reported statutory net income (including GLIC for 2000 only) for the years ended December 31, 2000, 1999, and 1998 was $210 million, $196 million, and $191 million, respectively.

Prior to the acquisition of GLIC by JPCorp, GLIC converted from a mutual form to a stock life company. In connection with that conversion, GLIC agreed to segregate certain assets to provide for dividends on participating policies using dividend scales in effect at the time of the conversion, providing that the experience underlying such scales continued. The assets, including the revenue therefrom, allocated to the participating policies will accrue solely to the benefit of those policies. At December 31, 2000, the assets and liabilities relating to these participating policies amounted to $341 million and $372 million. The excess of liabilities over the assets represents the total estimated future earnings expected to emerge from these participating policies.

The amount of GAAP equity in excess of statutory surplus is unavailable for distribution. In addition, various state insurance laws restrict the Company and its insurance subsidiaries as to the amount of dividends from statutory surplus they may pay without the prior approval of regulatory authorities. The restrictions generally are based on net gains from operations and on certain levels of surplus as determined in accordance with statutory accounting practices. Dividends in excess of such thresholds are considered "extraordinary" and require prior regulatory approval. These restrictions apply to both the Company and its principal subsidiary,

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

11. Statutory Financial Information--Continued

JPLA. The Company could pay approximately $129.8 million of dividends to JPCorp in 2001 without regulatory approval. Approximately $16.7 million of dividends could be paid to the Company by JPLA in 2001 without regulatory approval.

Risk-Based Capital ("RBC") requirements promulgated by the NAIC require life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk and general business risk. As of December 31, 2000, the Company had adjusted capital and surplus that exceeded authorized control level RBC.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. Nebraska has adopted the provisions of the revised manual with certain exceptions. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory basis financial statements. The Company expects implementation to have an immaterial impact on its statutory surplus.

12. Transactions with Affiliated Companies

The Company has entered into service agreements with JPCorp and other subsidiaries of JPCorp for personnel and facilities usage, general management services and investment management services. The Company expensed $154.0 million, $75.7 million, and $83.3 million in 2000, 1999, and 1998, for general management and investment services provided by Jefferson-Pilot Life Insurance Company (JP Life), another wholly-owned subsidiary of JPCorp, of which $11.9 million and $55.9 million remained payable as of December 31, 2000 and 1999, respectively. The remainder of the payable to affiliates at year end was due to other affiliates.

During 1999, an affiliate, JP Life, paid the Company $100 million in premiums for a life insurance policy on certain employees of JP Life. At December 31, 2000, the reserve carried by the Company for this policy totaled approximately $108 million.

The Company issued a $50 million surplus note on September 24, 1994, that is held by HARCO Capital Corp., an affiliate. The note bears interest at 9.76% and matures on September 30, 2024. The note calls for the Company to pay interest semiannually on March 31 and September 30. The Company has the right to repay the note on any March 31 or September 30 after September 30, 2004. Any payment of interest or repayment of principal may be paid out only if the Company has obtained the prior written approval of the Nebraska Insurance Bureau, has adequate earned surplus funds for such payment, and if such payment would not cause the Company to violate the statutory capital requirements as set forth in the Nebraska Insurance Code.

13. Fair Values of Financial Instruments

Fair values of financial instruments are based on quoted market prices where available. Fair values of financial instruments for which quoted market prices are not available are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rates and the estimates of future cash flows. Certain financial instruments, particularly insurance contracts, are excluded from fair value disclosure requirements.

The methods and assumptions used to estimate the fair value of financial instruments are as follows:

<  Fair values of debt securities with active markets are based on quoted market prices. For debt securities that trade in less active markets, fair values are obtained from independent pricing services. Fair values of debt securities are principally a function of current interest rates.
<  Fair values of equity securities are based on quoted market prices.
<  The carrying value of cash and cash equivalents approximates fair value due to the short maturities of these assets.
<  Fair values of policy loans and mortgage loans are estimated using discounted cash flow analyses.

<  Fair values of separate account assets and liabilities are reflected in the consolidated balance sheets.
<  Annuity contracts do not generally have defined maturities. Therefore, fair values of the liabilities under annuity contracts, the carrying amounts of which are included with policyholder contract deposits in the consolidated balance sheets, are estimated to equal the cash surrender values of the contracts.
<  Fair values of securities sold under repurchase agreements approximate carrying values, which include accrued interest.

          Jefferson Pilot Financial Insurance Company and Subsidiaries
                               December 31, 2000

13. Fair Values of Financial Instruments--Continued

The carrying value and fair value of financial instruments were as follows (in thousands):



                                                                           Year ended December 31,
                                                        -------------------------------------------------------------
                                                                    2000                            1999
                                                        -----------------------------   -----------------------------
                                                           Carrying          Fair          Carrying          Fair
                                                            Value           Value           Value           Value
                                                        -------------   -------------   -------------   -------------
Financial Assets
Debt securities available-for-sale ..................    $7,892,208      $7,892,208      $7,827,862      $7,827,862
Interest rate swaps available-for-sale ..............         3,682           3,682            (369)           (369)
Debt securities held-to-maturity ....................     1,538,991       1,546,236       1,798,897       1,763,127
Interest rate swaps held-to-maturity ................            --             505              --            (237)
Equity securities available-for-sale ................        21,168          21,168          55,023          55,023
Cash and cash equivalents ...........................         4,244           4,244         156,672         156,672
Policy loans ........................................       674,936         738,534         654,431         714,121
Mortgage loans on real estate .......................     1,168,188       1,208,406       1,120,310       1,064,177
Financial Liabilities
Annuity contracts in accumulation phase .............     2,683,346       2,631,987       2,969,170       2,904,528
Securities sold under repurchase agreements .........       172,778         172,778         302,358         302,358

14. Other Comprehensive Income

Comprehensive income and its components are displayed in the accompanying statements of stockholder's equity. Currently, the only element of other comprehensive income applicable to the Company is changes in unrealized gains and losses on securities classified as available-for-sale, which are displayed in the following table, along with related tax effects. See Note 3 for further detail of changes in unrealized gains on securities available-for-sale (in thousands):



                                                                               Year ended December 31,
                                                                      ------------------------------------------
                                                                          2000           1999            1998
                                                                      -----------   --------------   -----------
Unrealized holding gains (losses) arising during period,
 before taxes .....................................................    $ 147,475      $ (324,598)     $  35,598
Income taxes ......................................................      (51,632)        113,609        (12,459)
                                                                       ---------      ----------      ---------
Unrealized holding gains (losses) arising during period,
 net of taxes .....................................................       95,843        (210,989)        23,139
Less reclassification adjustment:
 (Losses) gains realized in net income, before taxes ..............       (3,790)         (5,568)        10,052
 Income taxes .....................................................        1,327           1,949         (3,518)
                                                                       ---------      ----------      ---------
 Reclassification adjustment for (losses) gains realized
  in net income ...................................................       (2,463)         (3,619)         6,534
                                                                       ---------      ----------      ---------
Other comprehensive income--net unrealized gains (losses) .........    $  98,306      $ (207,370)     $  16,605
                                                                       =========      ==========      =========

PART C      OTHER INFORMATION

ITEM  24.   FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.


(b) Exhibits:
            (1) Resolution of the Board of Directors of Jefferson Pilot Financial Insurance Company authorizing establishment of the Separate Account. 1/

            (2)  Not Applicable.

            (3) Distribution Agreement by and between Jefferson Pilot Financial Insurance Company, on its own behalf and on the behalf of the Separate Account, and Jefferson Pilot Variable Corporation. 2/

            (4)  Form of Variable Annuity Contract. 2/

            (5)  Form of Application for the Variable Annuity Contract. 2/

            (6)  (a) Amended and Restated Articles of Incorporation and
                     Redomestication of Jefferson Pilot Financial Insurance Company. 3/

            (b)  By-Laws of Jefferson Pilot Financial Insurance Company. 3/

            (7)  Not Applicable.

            (8)  Participation Agreements. 2/

            (9)  Opinion and Consent of Counsel. 2/


            (10) Consent of Independent Auditors.


            (11) Not Applicable.

            (12) Not Applicable.

            (13) Schedule of Computation of Performance. 2/

     1/ Incorporated by reference to the initial Registration Statement on Form N-4 for the JPF Variable Annuity Separate Account filed on January 12, 2000 (Registration No. 333-94539).

     2/ Incorporated by reference to Pre-Effective Admendment No. 1 to the Registration Statement on Form N-4 for the JPF Variable Annuity Separate Account filed on June 9, 2000 (Registration No. 333-94539).

     3/ Incorporated by reference to the initial Registration Statement on Form N-4 for the JPF Variable Annuity Separate Account II filed on August 1, 2000 (Registration No. 811-8374).

ITEM  25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                Position and Offices
Business Address                  with Depositor
------------------                --------------
David A. Stonecipher              Director; Chairman of the
                                  Board and Chief Executive Officer

Kenneth C. Mlekush                Director; President

Robert D. Bates                   Director; Executive Vice President
8801 Indian Hills Drive
Omaha, NE 68114

Dennis R. Glass                   Director; Executive Vice President

Hoyt J. Phillips                  Director; Senior Vice President

John D. Hopkins                   Executive Vice President and General Counsel

Charles C. Cornelio               Executive Vice President

Leslie L. Durland                 Executive Vice President

John C. Ingram                    Executive Vice President

Reggie D. Adamson                 Senior Vice President

Ronald R. Angarella               Senior Vice President
One Granite Place
Concord, NH 03301

Hal B. Phillips, Jr.              Senior Vice President and Chief Life Actuary

Richard T. Stange                 Senior Vice President, Deputy General Counsel

David K. Booth                    Vice President
One Granite Place
Concord, NH 03301

Dean F. Chatlain                  Vice President

Kenneth S. Dwyer                  Vice President

Peter N. Ellinwood                Vice President
One Granite Place
Concord, NH 03301

Ronald  H. Emery                  Vice President
One Granite Place
Concord, NH 03301

Mark P. Gilbert                   Vice President

Patrick A. Lang                   Vice President
One Granite Place
Concord, NH 03301

Shari J. Lease                    Vice President
One Granite Place
Concord, NH 03301

Robert A. Reed                    Vice President and Secretary

Russell C. Simpson                Vice President and Treasurer

Frank A. Sutherland, Jr.          Vice President

John A. Weston                    Vice President
One Granite Place
Concord, NH  03301

*/ Except as otherwise noted, the Principal business address for each officer and director is 100 N. Greene St., Greensboro, North Carolina, 27401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company owns the assets comprising each Variable Subaccount of the Registrant. The Company is an wholly-owned subsidiary of Jefferson-Pilot Corporation.

Separate financial statements are filed for the Registrant.

The following is a list of corporations controlled by Jefferson-Pilot
Corporation:


                                                                       % Voting
                                                    Organized          Stock
                                                    Under              Owned by
Names of Subsidiaries                               Laws of:           Parent
---------------------                               --------           ------
Jefferson-Pilot Life Insurance Company              North Carolina     100%
Jefferson Pilot Variable Corporation                North Carolina     100%
Jefferson-Pilot Communications Company              North Carolina     100%
Jefferson Pilot Financial Insurance Company         New Hampshire      100%
Jefferson Pilot LifeAmerica Insurance Company       New Jersey         100%
Jefferson Pilot Securities Corporation              New Hampshire      100%
Jefferson Pilot Investment Advisory Corporation     Tennessee          100%
The Guarantee Life Companies, Inc.                  Delaware           100%
PFG, Inc.                                           Pennsylvania       100%
Westfield Assigned Benefits Company                 Ohio               100%
The Polaris Group, Inc.                             Connecticut        100%
Polaris Financial Services, Inc.                    Connecticut        100%
Polaris Advisory Services, Inc.                     Connecticut        100%


Omitted from the list are subsidiaries of Jefferson-Pilot Corporation and the other companies listed which, considered in the aggregate as a single subsidiary, would not constitute a significant subsidiary. Since none of the companies listed is a subsidiary of the registrant, only the financial statements of the registrant are filed.

ITEM  27.  NUMBER OF CONTRACT OWNERS


As of February 15, 2001, there were 60 Owners of the Policies, 24 of which owned Non-Qualified Policies and 36 of which owned Qualified Policies.


ITEM  28.  INDEMNIFICATION

Reference is made to Article 6 of the Amended and Restated Charter of Jefferson Pilot Financial Insurance Company, which states: "The Corporation shall have the power to indemnity its directors to the fullest extent permitted by law."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questioned whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM  29.  PRINCIPAL UNDERWRITER

(a) Jefferson Pilot Variable Corporation also acts as principal underwriter for the following:

     - JPF Separate Account A of Jefferson Pilot Financial Insurance Company
     - JPF Separate Account C of Jefferson Pilot Financial Insurance Company
     - JPF Separate Account B of Jefferson Pilot LifeAmerica Insurance Company
     - JPF Separate Account D of Jefferson Pilot LifeAmerica Insurance Company
     - Jefferson Pilot Variable Fund, Inc.
     - JPF Variable Annuity Separate Account II of Jefferson Pilot Financial Insurance Company

(b) The Directors and Officers of Jefferson Pilot Variable Corporation, the principal underwriter for the Registrant, are as follows:


NAME AND PRINCIPAL                        POSITIONS AND
BUSINESS ADDRESS                          OFFICES WITH UNDERWRITER
----------------                          ------------------------
   Ronald R. Angarella                    Director and President
   David K. Booth                         Vice President, Marketing
   W. Thomas Boulter                      Vice President, Compliance and Chief Compliance Officer
   Lisa S. Clifford                       Assistant Vice President, Compliance
   Charles C. Cornelio                    Director
   Carol R. Hardiman                      Director
   Shari J. Lease                         Secretary
   John A. Weston                         Chief Financial Officer


   Address (except as otherwise noted):
      One Granite Place
      Concord, NH 03301

(c)

           (1)                     (2)                        (3)                   (4)                 (5)
           NAME OF                 NET UNDERWRITING
           PRINCIPAL               DISCOUNTS AND              COMPENSATION          BROKERAGE
           UNDERWRITER             COMMISSIONS                ON REDEMPTION         COMMISSIONS         COMPENSATION
 2000      Jefferson Pilot         $     0                    $      0              $    0               $    0
           Variable
           Corporation

ITEM  30.  LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by the Company, One Granite Place, Concord, New Hampshire 03301.

ITEM  31.  MANAGEMENT SERVICES.

       None.

ITEM  32.  UNDERTAKINGS

      (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premium Payments under the Contract may be accepted (except in accordance with SEC staff no-action correspondence).

      (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract Application that an applicant can check to request a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

      (d) Jefferson Pilot Financial Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jefferson Pilot Financial Insurance Company.

SECTION 403(b) REPRESENTATIONS

The Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No.IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6c-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

The Company and the Separate Account rely on 17 C.F.R. Section 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to paragraph (b) of rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greensboro, State of North Carolina on this 6th day of April, 2001.


                               JPF VARIABLE ANNUITY
                               SEPARATE ACCOUNT

                               JEFFERSON PILOT FINANCIAL INSURANCE COMPANY
                               Depositor


                               /s/ David A. Stonecipher
                               ----------------------------------------
                               David A. Stonecipher
                               Chairman of the Board,
                               Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                                  Title                                   Date
----------                                  -----                                   ----
/s/ David A. Stonecipher       Director; Chairman of the Board and              April 6, 2001
David A. Stonecipher           Chief Executive Officer

/s/ Kenneth C. Mlekush         Director;  President                             April 6, 2001
Kenneth C. Mlekush

/s/ Dennis R. Glass            Director; Executive Vice President               April 6, 2001
Dennis R. Glass                and Chief Financial Officer

/s/ Reggie D. Adamson          Senior Vice President                            April 6, 2001
Reggie D. Adamson              and  Chief Accounting Officer

/s/ Robert D. Bates            Director; Executive Vice President               April 6, 2001
Robert D. Bates

/s/ Hoyt J. Phillips           Director; Senior Vice President                  April 6, 2001
Hoyt J. Phillips

                                  EXHIBIT INDEX


Exhibit             Description of                                              Page
   No.                  Exhibit                                                 No.
(10)              Consent of Independent Auditors